NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

To

Contract Owners

December 31, 2024

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account 9:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account 9 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class (WRCEP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (WRGP)1

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class (WRI2P)1

Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class (WRSCV)1

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class

(M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from April 28, 2023 (inception) to December 31, 2023.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 9, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 19, 2023 (inception) to December 31, 2023.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 15, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 17, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from July 18, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from November 14, 2023 (inception) to December 31, 2023.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 16, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 21, 2024 (inception) to December 31, 2024.

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 28, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 8, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 9, 2024 (inception) to December 31, 2024.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 16, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 26, 2024 (inception) to December 31, 2024.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period August 2, 2024 (inception) to December 31, 2024.

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period September 17, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period October 25, 2024 (inception) to December 31, 2024.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA All Cap Value Series (NAACV)

New Age Alpha Variable Funds Trust - NAA Smid-Cap Value Series (NADCV)

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period November 11, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period November 25, 2024 (inception) to December 31, 2024.

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	15,412	$438,619	$475,756	$-	$475,756	$-	$475,756	$464,934	$10,822	$475,756
ALVIVB	3,310	47,902	49,846	-	49,846	1	49,845	49,845	-	49,845
ALVPGB	8,293	578,270	661,097	-	661,097	2	661,095	661,095	-	661,095
ALVSVB	172,749	3,204,899	3,112,943	594	3,113,537	-	3,113,537	2,925,959	187,578	3,113,537
SVOF	3,250	81,120	87,303	27,862	115,165	-	115,165	87,394	27,771	115,165
WFVSCG	400,077	4,470,211	3,732,718	-	3,732,718	17,568	3,715,150	3,661,054	54,096	3,715,150
AMVBC4	92,477	1,369,071	1,511,068	-	1,511,068	3	1,511,065	1,511,065	-	1,511,065
AMVGL4	8,996	118,700	113,892	-	113,892	1	113,891	113,891	-	113,891
AMVGS4	2,584	43,693	43,962	-	43,962	-	43,962	43,962	-	43,962
AMVGV2	72,367	700,289	684,590	-	684,590	3	684,587	684,587	-	684,587
AMVHI4	23,173	241,127	233,349	-	233,349	1	233,348	233,348	-	233,348
AMVNW4	16,325	398,727	426,079	-	426,079	2	426,077	426,077	-	426,077
PIVF2	5,060	92,804	95,124	-	95,124	1	95,123	95,123	-	95,123
BRVED3	500,294	5,553,578	5,263,091	9,896	5,272,987	-	5,272,987	5,222,413	50,574	5,272,987
BRVHY3	613,986	4,089,256	4,236,506	22,447	4,258,953	-	4,258,953	4,258,953	-	4,258,953
BRVTR3	362,331	3,877,728	3,550,843	-	3,550,843	9,234	3,541,609	3,541,609	-	3,541,609
MLVGA3	1,299,989	18,668,876	16,756,852	68	16,756,920	-	16,756,920	16,697,102	59,818	16,756,920
DCAP	1,194	43,639	43,582	13,098	56,680	-	56,680	64	56,616	56,680
DSIF	4,014,605	216,198,397	320,204,935	97,534	320,302,469	-	320,302,469	317,236,406	3,066,063	320,302,469
DSRG	697,728	26,064,932	38,730,888	-	38,730,888	537	38,730,351	38,628,473	101,878	38,730,351
DSRGS	316	11,182	17,174	-	17,174	1	17,173	17,173	-	17,173
DVMCSS	62,766	1,105,091	1,282,939	-	1,282,939	3	1,282,936	1,282,936	-	1,282,936
DVSCS	847,828	15,027,719	16,439,390	11,172	16,450,562	-	16,450,562	16,252,654	197,908	16,450,562
CVN1IF	4,044	661,231	657,241	-	657,241	1	657,240	657,240	-	657,240
CVSBF	54,620	146,425	147,474	-	147,474	1	147,473	147,473	-	147,473
CLVGT2	22,865	605,940	646,160	-	646,160	1	646,159	646,159	-	646,159
CLVHY2	74,061	445,650	450,290	-	450,290	1	450,289	450,289	-	450,289
DWVSVS	61,086	2,311,773	2,458,707	-	2,458,707	36,060	2,422,647	2,388,977	33,670	2,422,647
ETVFR	809,062	7,046,989	6,966,020	-	6,966,020	8	6,966,012	6,966,012	-	6,966,012
FHIBS	95,376	575,121	537,919	-	537,919	2	537,917	537,917	-	537,917
FQB	2,845,888	30,792,978	29,084,975	-	29,084,975	5,244	29,079,731	28,850,898	228,833	29,079,731
FQBS	82,766	917,236	844,210	-	844,210	67,297	776,913	776,913	-	776,913
FVU2S	8,127	72,920	84,597	-	84,597	-	84,597	84,597	-	84,597
FB2	1,038,696	21,752,194	24,606,711	-	24,606,711	573	24,606,138	24,606,138	-	24,606,138
FC2	122,881	6,223,479	6,819,903	-	6,819,903	30	6,819,873	6,819,873	-	6,819,873
FCS	317,049	12,588,961	18,223,969	-	18,223,969	6,941	18,217,028	18,216,509	519	18,217,028

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FEI2	81,926	2,008,451	2,089,124	-	2,089,124	42	2,089,082	2,089,082	-	2,089,082
FEIS	5,144,073	115,610,085	135,597,754	115,156	135,712,910	-	135,712,910	134,339,861	1,373,049	135,712,910
FEMS2	113,923	1,216,115	1,306,701	-	1,306,701	25,886	1,280,815	1,280,815	-	1,280,815
FF10S	341,896	4,086,488	3,924,961	-	3,924,961	6	3,924,955	3,924,955	-	3,924,955
FF10S2	8,501	100,708	96,823	-	96,823	74,011	22,812	-	22,812	22,812
FF20S	616,044	7,607,371	7,786,798	26,852	7,813,650	-	7,813,650	7,786,812	26,838	7,813,650
FF20S2	14,839	193,657	186,824	-	186,824	95,640	91,184	-	91,184	91,184
FF30S	467,699	6,943,310	7,642,203	-	7,642,203	9	7,642,194	7,642,194	-	7,642,194
FF30S2	7,143	115,238	116,219	-	116,219	43,745	72,474	-	72,474	72,474
FG2	43,822	3,714,321	4,064,075	-	4,064,075	54	4,064,021	4,064,021	-	4,064,021
FGI2	122,046	3,116,313	3,591,806	-	3,591,806	68,562	3,523,244	3,523,244	-	3,523,244
FGOS	29,738	1,563,480	2,453,963	2,242	2,456,205	-	2,456,205	2,456,205	-	2,456,205
FGS	2,483,857	208,696,693	238,326,045	76,709	238,402,754	-	238,402,754	237,336,360	1,066,394	238,402,754
FHIS	4,445,292	20,494,525	20,803,967	101,385	20,905,352	-	20,905,352	20,722,819	182,533	20,905,352
FIGBS	2,011,827	25,253,676	21,747,855	36,765	21,784,620	-	21,784,620	21,350,749	433,871	21,784,620
FMC2	24,230	833,473	859,690	-	859,690	16,073	843,617	-	843,617	843,617
FMCS	480,393	17,292,507	17,736,100	4,546	17,740,646	-	17,740,646	17,732,749	7,897	17,740,646
FNRS2	396,094	9,588,635	9,914,230	27,218	9,941,448	-	9,941,448	9,873,139	68,309	9,941,448
FO2	26,049	584,511	655,122	-	655,122	6,659	648,463	648,463	-	648,463
FOS	736,479	16,391,390	18,640,279	-	18,640,279	152,279	18,488,000	18,297,411	190,589	18,488,000
FRESS2	34,286	546,861	592,126	-	592,126	6	592,120	592,120	-	592,120
FVFRHI	30,134	304,657	298,932	-	298,932	2	298,930	298,930	-	298,930
FVSS	497,265	7,910,244	7,672,792	-	7,672,792	2,298	7,670,494	7,573,914	96,580	7,670,494
FVSS2	49,191	811,925	773,767	-	773,767	11	773,756	773,756	-	773,756
FTVDM2	243,755	2,331,178	2,059,727	403	2,060,130	-	2,060,130	2,018,906	41,224	2,060,130
FTVFA2	433,291	2,169,802	2,270,443	-	2,270,443	6,394	2,264,049	2,252,567	11,482	2,264,049
FTVGI2	522,657	7,935,243	5,947,836	47,406	5,995,242	-	5,995,242	5,929,654	65,588	5,995,242
FTVIS2	1,509,036	22,629,796	21,669,756	847	21,670,603	-	21,670,603	21,432,150	238,453	21,670,603
FTVRD2	16,174	418,941	454,157	-	454,157	1,261	452,896	-	452,896	452,896
FTVSV2	481,755	6,535,294	6,898,729	20,214	6,918,943	-	6,918,943	6,708,514	210,429	6,918,943
TIF2	148,041	1,964,047	2,037,051	181	2,037,232	-	2,037,232	1,946,970	90,262	2,037,232
GVGMNS	4,481	51,155	55,110	-	55,110	2	55,108	55,108	-	55,108
GVMSAS	6,667	61,545	59,541	-	59,541	1	59,540	59,540	-	59,540
RVARS	22,523	581,922	534,687	-	534,687	2	534,685	534,685	-	534,685
SBLP	8,557	224,134	212,378	17	212,395	-	212,395	212,395	-	212,395
ACC2	111,076	2,259,702	2,289,269	-	2,289,269	3	2,289,266	2,289,266	-	2,289,266

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACEG	294	18,209	23,346	-	23,346	-	23,346	23,346	-	23,346
AVCE2	10,809	323,719	360,905	-	360,905	1	360,904	360,904	-	360,904
AVGI	95	2,941	3,203	-	3,203	-	3,203	3,203	-	3,203
IVHS	14,291	399,091	385,721	-	385,721	167	385,554	385,554	-	385,554
IVKEI1	21,058	386,958	367,680	-	367,680	1	367,679	367,679	-	367,679
IVMCC2	18,914	168,928	202,187	-	202,187	2	202,185	202,185	-	202,185
IVRE	10,886	169,776	145,768	-	145,768	135	145,633	145,633	-	145,633
OVAG	691,430	51,359,578	53,952,253	20,080	53,972,333	-	53,972,333	53,879,452	92,881	53,972,333
OVAG2	22,362	1,559,637	1,496,719	-	1,496,719	48,078	1,448,641	1,383,669	64,972	1,448,641
OVGI	12,697	245,096	259,149	-	259,149	74,157	184,992	29	184,963	184,992
OVGR	71,005	3,380,256	4,483,981	-	4,483,981	1,902	4,482,079	4,482,079	-	4,482,079
OVGS	1,958,536	72,148,717	78,321,852	29,273	78,351,125	-	78,351,125	77,515,670	835,455	78,351,125
OVGSS	15,606	558,356	603,325	-	603,325	13,101	590,224	590,224	-	590,224
OVIGS	451,498	899,000	884,936	34,705	919,641	-	919,641	884,961	34,680	919,641
OVSB	379,097	1,534,647	1,626,327	-	1,626,327	6	1,626,321	1,626,321	-	1,626,321
OVSBS	101,787	426,108	449,898	114	450,012	-	450,012	443,270	6,742	450,012
OVSC	243,824	6,334,317	7,131,860	991	7,132,851	-	7,132,851	7,131,850	1,001	7,132,851
OVSCS	2,496	58,586	71,106	258	71,364	-	71,364	-	71,364	71,364
WRASP	4,635,044	42,577,951	43,059,559	58,527	43,118,086	-	43,118,086	43,032,396	85,690	43,118,086
WRBDP	5,045,405	26,028,019	23,461,132	24,667	23,485,799	-	23,485,799	23,461,289	24,510	23,485,799
WRBP	2,775	13,289	17,096	24,817	41,913	-	41,913	-	41,913	41,913
WRCEP	5,184,054	61,464,734	74,391,175	59,868	74,451,043	-	74,451,043	74,348,395	102,648	74,451,043
WRENG	253,585	902,492	1,186,778	-	1,186,778	4	1,186,774	1,186,774	-	1,186,774
WRGNR	498,340	2,051,212	2,217,613	4,285	2,221,898	-	2,221,898	2,217,639	4,259	2,221,898
WRGP	9,833,931	93,173,099	105,124,726	51,970	105,176,696	-	105,176,696	105,071,970	104,726	105,176,696
WRHIP	9,207,037	29,475,801	26,976,620	93,533	27,070,153	-	27,070,153	26,968,615	101,538	27,070,153
WRI2P	429,686	6,698,565	7,098,412	7,218	7,105,630	-	7,105,630	7,093,950	11,680	7,105,630
WRIP	6,227,571	20,575,254	22,730,633	30,375	22,761,008	-	22,761,008	22,730,739	30,269	22,761,008
WRLTBP	1,041,587	4,974,257	4,895,457	-	4,895,457	4	4,895,453	4,895,453	-	4,895,453
WRMCG	1,431,792	16,982,235	14,217,691	20,712	14,238,403	-	14,238,403	14,217,035	21,368	14,238,403
WRSCP	4,071,854	30,491,941	26,752,081	11,142	26,763,223	-	26,763,223	26,738,273	24,950	26,763,223
WRSCV	357,074	4,262,838	4,677,672	-	4,677,672	4	4,677,668	4,677,668	-	4,677,668
WRSTP	2,198,424	57,370,133	63,952,164	23,106	63,975,270	-	63,975,270	63,953,224	22,046	63,975,270
JABS	43,953	2,161,911	2,390,616	-	2,390,616	2	2,390,614	2,381,532	9,082	2,390,614
JACAS	1,974,787	77,100,272	100,832,602	-	100,832,602	164,073	100,668,529	99,947,359	721,170	100,668,529
JAFBS	179,188	2,163,109	1,947,773	-	1,947,773	7	1,947,766	1,947,766	-	1,947,766

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAGSEI	5,822	67,307	66,952	-	66,952	1	66,951	66,951	-	66,951
JAGTS	2,865,091	43,120,039	60,625,317	-	60,625,317	219,964	60,405,353	60,331,981	73,372	60,405,353
JAIGS	720,259	22,606,963	30,085,207	30,237	30,115,444	-	30,115,444	29,951,814	163,630	30,115,444
JAMGS	2,888	217,396	215,756	-	215,756	1	215,755	215,755	-	215,755
JAWGS	1,091	75,610	76,366	-	76,366	1	76,365	76,365	-	76,365
LZREMS	48,308	947,463	1,045,860	-	1,045,860	4	1,045,856	1,045,856	-	1,045,856
SBVSG2	146	4,217	3,721	-	3,721	-	3,721	3,721	-	3,721
LACDV2	4,558,223	36,843,081	39,041,178	87,349	39,128,527	-	39,128,527	38,813,575	314,952	39,128,527
LACDVS	41,749	338,893	357,583	-	357,583	28	357,555	357,555	-	357,555
LACI2	81,371	836,198	869,365	4,684	874,049	-	874,049	861,579	12,470	874,049
LACIPS	1,297,539	11,908,266	11,890,647	2,131	11,892,778	-	11,892,778	11,464,937	427,841	11,892,778
LACMV2	545,326	10,453,306	10,719,473	10,427	10,729,900	-	10,729,900	10,718,669	11,231	10,729,900
LACMVS	16,317	321,836	321,094	-	321,094	13,218	307,876	-	307,876	307,876
LACU2	2,180	56,121	66,150	-	66,150	2	66,148	66,148	-	66,148
LACV2	104,653	1,213,261	1,279,802	-	1,279,802	886	1,278,916	1,278,916	-	1,278,916
LACVS	63,856	758,242	781,986	-	781,986	4	781,982	781,982	-	781,982
LJPMVS	1,134,163	10,680,825	11,053,556	-	11,053,556	24	11,053,532	11,053,532	-	11,053,532
LOVTRC	83,340	1,217,840	1,157,588	-	1,157,588	3	1,157,585	1,157,585	-	1,157,585
M2IGSS	10,096	223,384	235,551	190	235,741	-	235,741	-	235,741	235,741
MMCGSC	44,993	340,042	353,645	-	353,645	1	353,644	353,644	-	353,644
MNDSC	183,282	2,121,739	1,970,278	35,636	2,005,914	-	2,005,914	1,964,213	41,701	2,005,914
MV2RIS	10,969	174,365	184,937	-	184,937	1	184,936	184,936	-	184,936
MV3LMS	8,228	82,958	83,182	-	83,182	1	83,181	83,181	-	83,181
MV3MVS	32,694	328,691	340,671	-	340,671	2	340,669	340,669	-	340,669
MVFSC	1,006,383	21,777,863	21,144,102	46,945	21,191,047	-	21,191,047	20,864,012	327,035	21,191,047
MVIGSC	44,956	664,019	697,721	-	697,721	1	697,720	697,720	-	697,720
MVIVSC	409,930	11,996,854	11,957,644	-	11,957,644	20,054	11,937,590	11,875,522	62,068	11,937,590
MSEM	343,398	2,299,485	1,885,257	-	1,885,257	44	1,885,213	1,857,453	27,760	1,885,213
MSVEG2	76,492	772,223	1,132,851	-	1,132,851	2	1,132,849	1,132,849	-	1,132,849
DTRTFB	74,329	644,593	595,376	-	595,376	5	595,371	595,371	-	595,371
EIF	852,803	16,388,561	17,252,196	-	17,252,196	91,504	17,160,692	16,771,398	389,294	17,160,692
GBF	4,403,158	48,211,993	40,729,210	-	40,729,210	122,549	40,606,661	40,096,747	509,914	40,606,661
GBF2	64,892	637,290	598,951	-	598,951	123	598,828	598,828	-	598,828
GEM	589,310	7,376,301	6,476,521	1,979	6,478,500	-	6,478,500	6,442,339	36,161	6,478,500
GEM2	14,841	156,321	159,989	-	159,989	15,496	144,493	144,493	-	144,493
GIG	951,798	9,937,807	11,107,488	87,001	11,194,489	-	11,194,489	11,097,866	96,623	11,194,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVAAA2	2,709,199	74,512,017	76,995,430	12,038	77,007,468	-	77,007,468	74,960,580	2,046,888	77,007,468
GVABD2	640,111	7,548,058	7,041,221	35,117	7,076,338	-	7,076,338	6,914,392	161,946	7,076,338
GVAGG2	519,176	17,387,841	19,453,512	-	19,453,512	7,586	19,445,926	19,306,929	138,997	19,445,926
GVAGI2	334,958	18,833,043	24,723,262	-	24,723,262	25,222	24,698,040	23,852,349	845,691	24,698,040
GVAGR2	351,906	35,521,459	48,049,272	32,047	48,081,319	-	48,081,319	47,013,294	1,068,025	48,081,319
GVDMA	5,559,717	58,143,555	56,264,338	32,049	56,296,387	-	56,296,387	53,036,627	3,259,760	56,296,387
GVDMC	1,812,912	18,301,875	17,694,020	-	17,694,020	37,744	17,656,276	16,411,438	1,244,838	17,656,276
GVEX1	174,102	1,712,499	1,974,315	-	1,974,315	2	1,974,313	1,974,313	-	1,974,313
GVEX2	4,238,579	34,008,808	46,793,913	-	46,793,913	58,183	46,735,730	46,686,886	48,844	46,735,730
GVIDA	2,328,015	25,662,703	26,772,173	3,826	26,775,999	-	26,775,999	25,568,921	1,207,078	26,775,999
GVIDC	1,143,460	11,272,337	11,183,039	87,198	11,270,237	-	11,270,237	11,014,226	256,011	11,270,237
GVIDM	9,003,274	90,116,603	84,900,869	293,851	85,194,720	-	85,194,720	79,709,286	5,485,434	85,194,720
GVIX8	388,715	3,908,962	4,050,406	-	4,050,406	13	4,050,393	4,050,393	-	4,050,393
HIBF	2,977,492	18,660,745	17,329,003	29,470	17,358,473	-	17,358,473	17,156,914	201,559	17,358,473
IDPG2	46,661	506,002	519,337	-	519,337	-	519,337	519,337	-	519,337
IDPGI2	9,712	100,172	107,216	-	107,216	1	107,215	107,215	-	107,215
MCIF	3,210,288	64,467,035	64,687,307	-	64,687,307	3,762	64,683,545	64,142,030	541,515	64,683,545
MCIF2	104,646	2,368,567	2,059,437	-	2,059,437	8,975	2,050,462	2,048,282	2,180	2,050,462
MSBF	2,720,689	24,461,961	23,533,956	-	23,533,956	33,653	23,500,303	23,233,023	267,280	23,500,303
NAMAA2	196,460	2,085,818	2,178,742	-	2,178,742	3	2,178,739	2,178,739	-	2,178,739
NAMGI2	22,853	295,385	375,252	-	375,252	502	374,750	374,750	-	374,750
NCPG2	12,655	151,027	171,221	-	171,221	17,631	153,590	153,590	-	153,590
NCPGI2	20,970	237,417	266,944	-	266,944	52,490	214,454	214,454	-	214,454
NVAMV1	5,540,270	92,991,781	98,173,585	220,187	98,393,772	-	98,393,772	97,321,293	1,072,479	98,393,772
NVAMV2	58,237	1,038,061	1,023,231	-	1,023,231	4	1,023,227	1,023,227	-	1,023,227
NVAMVX	926,845	15,084,894	16,395,886	-	16,395,886	34	16,395,852	16,395,852	-	16,395,852
NVAMVZ	103,703	1,613,004	1,804,429	-	1,804,429	35,884	1,768,545	1,586,623	181,922	1,768,545
NVCBD1	641,015	6,274,742	5,756,314	42	5,756,356	-	5,756,356	5,712,499	43,857	5,756,356
NVCBD2	19,114	181,848	171,066	-	171,066	5,967	165,099	165,099	-	165,099
NVCCA2	338,474	3,504,144	4,041,374	158	4,041,532	-	4,041,532	4,034,048	7,484	4,041,532
NVCCN2	513,308	5,341,762	5,605,322	-	5,605,322	36,730	5,568,592	5,381,285	187,307	5,568,592
NVCMA2	396,147	3,600,560	4,563,609	7,509	4,571,118	-	4,571,118	3,540,240	1,030,878	4,571,118
NVCMC2	274,688	3,009,060	3,194,619	-	3,194,619	10,842	3,183,777	3,151,012	32,765	3,183,777
NVCMD2	747,919	7,878,056	8,997,460	215	8,997,675	-	8,997,675	8,205,137	792,538	8,997,675
NVCRA2	246,607	2,671,817	3,469,762	-	3,469,762	4	3,469,758	3,469,758	-	3,469,758
NVCRB2	691,909	7,173,592	8,330,586	-	8,330,586	60,360	8,270,226	8,027,109	243,117	8,270,226

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVDBL2	384,302	5,446,575	5,422,501	45,697	5,468,198	-	5,468,198	5,322,878	145,320	5,468,198
NVDCA2	136,480	1,798,756	1,886,150	4,969	1,891,119	-	1,891,119	1,864,347	26,772	1,891,119
NVFIII	36,584	349,490	341,697	-	341,697	1	341,696	341,696	-	341,696
NVGEII	40,747	589,389	741,182	-	741,182	1	741,181	741,181	-	741,181
NVIE6	43,721	465,175	503,663	-	503,663	5	503,658	486,695	16,963	503,658
NVLCP1	91,847	986,493	894,585	-	894,585	236	894,349	894,349	-	894,349
NVLCP2	117,509	1,257,344	1,162,161	30	1,162,191	-	1,162,191	1,131,234	30,957	1,162,191
NVLCPP	773,748	8,445,552	7,574,997	36,994	7,611,991	-	7,611,991	7,569,477	42,514	7,611,991
NVMGA2	13,960	147,748	173,105	-	173,105	1	173,104	173,104	-	173,104
NVMIG1	2,567,748	26,115,459	19,617,595	128,430	19,746,025	-	19,746,025	19,535,469	210,556	19,746,025
NVMIVX	280,312	3,121,477	3,226,388	-	3,226,388	18	3,226,370	3,226,370	-	3,226,370
NVMIVZ	14,060	147,389	161,407	-	161,407	10,809	150,598	98,181	52,417	150,598
NVMLG1	3,186,388	27,028,580	31,162,877	19,420	31,182,297	-	31,182,297	30,747,411	434,886	31,182,297
NVMLG2	21,676	172,792	200,289	-	200,289	1	200,288	200,288	-	200,288
NVMM2	20,496,341	20,496,341	20,496,341	-	20,496,341	123,003	20,373,338	20,312,223	61,115	20,373,338
NVMMG1	7,309,400	64,467,499	54,308,841	41,769	54,350,610	-	54,350,610	53,862,325	488,285	54,350,610
NVMMG2	550,137	4,265,995	3,520,876	-	3,520,876	2	3,520,874	3,520,874	-	3,520,874
NVMMV2	4,688,763	39,486,278	38,260,305	36,526	38,296,831	-	38,296,831	38,230,368	66,463	38,296,831
NVNMO1	5,448,325	56,514,380	54,483,246	56,313	54,539,559	-	54,539,559	54,435,661	103,898	54,539,559
NVNMO2	52,342	546,711	506,148	-	506,148	1	506,147	506,147	-	506,147
NVNSR1	189,395	2,410,781	2,155,312	58,774	2,214,086	-	2,214,086	2,139,378	74,708	2,214,086
NVOLG1	19,567,423	387,134,197	501,317,370	-	501,317,370	472,016	500,845,354	494,859,069	5,986,285	500,845,354
NVOLG2	250,095	4,934,498	6,314,890	-	6,314,890	40	6,314,850	6,314,850	-	6,314,850
NVRE1	4,695,929	32,514,179	37,473,515	24,344	37,497,859	-	37,497,859	37,165,320	332,539	37,497,859
NVSIX2	373,611	3,294,394	3,213,057	-	3,213,057	10	3,213,047	3,213,047	-	3,213,047
NVSTB2	413,630	4,163,691	4,008,073	466	4,008,539	-	4,008,539	3,937,745	70,794	4,008,539
NVTIV3	75,313	795,264	874,379	42,402	916,781	-	916,781	846,066	70,715	916,781
SAM	151,555,828	151,555,828	151,555,828	1,344,656	152,900,484	-	152,900,484	151,149,976	1,750,508	152,900,484
SCF	3,354,986	60,481,219	66,999,069	50,108	67,049,177	-	67,049,177	66,499,348	549,829	67,049,177
SCF2	45,646	798,499	799,268	-	799,268	2	799,266	799,266	-	799,266
SCGF	1,170,445	17,851,678	19,464,497	10,640	19,475,137	-	19,475,137	19,407,430	67,707	19,475,137
SCGF2	16,483	190,749	228,625	-	228,625	2	228,623	228,623	-	228,623
SCVF	5,808,607	52,691,329	57,330,947	77,035	57,407,982	-	57,407,982	56,916,858	491,124	57,407,982
SCVF2	29,749	271,996	274,289	-	274,289	2	274,287	274,287	-	274,287
TRF	3,642,323	65,406,034	83,773,435	64,238	83,837,673	-	83,837,673	83,220,017	617,656	83,837,673
TRF2	13,749	321,787	313,901	-	313,901	117,138	196,763	196,763	-	196,763

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMCG	3,689	113,374	115,395	-	115,395	31,702	83,693	77,373	6,320	83,693
AMMCGS	36,169	877,878	962,818	320	963,138	-	963,138	958,034	5,104	963,138
AMSRS	164,296	4,386,935	6,560,357	289	6,560,646	-	6,560,646	6,527,702	32,944	6,560,646
AMTB	746,903	7,684,044	7,215,083	583	7,215,666	-	7,215,666	7,092,380	123,286	7,215,666
NAACV	7,436	257,140	251,494	-	251,494	569	250,925	250,925	-	250,925
NADCV	17,001	1,298,123	1,284,734	-	1,284,734	8	1,284,726	1,284,726	-	1,284,726
NALG	7,193	169,481	175,949	-	175,949	5	175,944	175,944	-	175,944
NAMG	2,877	150,318	150,430	-	150,430	197	150,233	150,233	-	150,233
NASCV	13,130	577,461	581,667	-	581,667	529	581,138	581,138	-	581,138
NASG	1,291	37,713	37,775	-	37,775	118	37,657	37,657	-	37,657
NAWEI	24,614	374,779	365,023	-	365,023	178	364,845	364,845	-	364,845
PMVAAD	238,479	2,527,271	2,132,002	-	2,132,002	6	2,131,996	2,131,996	-	2,131,996
PMVEBD	50,714	545,578	539,594	-	539,594	4	539,590	539,590	-	539,590
PMVFAD	69,940	604,137	494,476	17	494,493	-	494,493	486,286	8,207	494,493
PMVFHV	1,736	17,259	17,356	-	17,356	-	17,356	17,356	-	17,356
PMVIV	46,118	453,289	456,107	-	456,107	1	456,106	456,106	-	456,106
PMVLAD	1,361,829	13,712,252	13,128,027	36,806	13,164,833	-	13,164,833	13,113,161	51,672	13,164,833
PMVRA	2,725	31,817	31,363	-	31,363	1	31,362	31,362	-	31,362
PMVRRA	46,325	593,459	533,197	432	533,629	-	533,629	533,629	-	533,629
PMVSTA	580,988	5,933,469	5,995,795	-	5,995,795	6	5,995,789	5,995,789	-	5,995,789
PVEIB	100,770	2,854,911	3,266,957	-	3,266,957	2	3,266,955	3,255,085	11,870	3,266,955
PVGPB	21,827	332,029	343,998	-	343,998	1	343,997	343,997	-	343,997
PVIGIB	63,322	702,743	762,399	-	762,399	2	762,397	762,397	-	762,397
PVNOB	2,320	108,037	112,057	-	112,057	1	112,056	112,056	-	112,056
PVTIGB	32,951	467,120	507,121	-	507,121	1	507,120	507,120	-	507,120
ROCMC	30,162	285,870	294,082	-	294,082	347	293,735	293,735	-	293,735
TREI2	17	466	483	28	511	-	511	-	511	511
TRHS2	477,298	24,070,484	22,728,909	52,463	22,781,372	-	22,781,372	22,692,118	89,254	22,781,372
TRLT2	55	258	259	-	259	-	259	-	259	259
TRMCG2	16,246	445,339	431,969	-	431,969	1	431,968	431,968	-	431,968
VWEM	670,945	8,227,529	6,152,568	-	6,152,568	19	6,152,549	6,139,356	13,193	6,152,549
VWHA	140,105	3,974,407	3,527,840	-	3,527,840	179,366	3,348,474	3,329,909	18,565	3,348,474
VWHAS	125,147	3,407,282	3,009,794	-	3,009,794	11	3,009,783	3,009,783	-	3,009,783
VRVDRA	10,878	219,470	228,105	-	228,105	3	228,102	228,102	-	228,102

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ALVGIA	ALVGIB	ALVIVB	ALVPGB	ALVSVB	SVOF	WFVSCG	AMVBC4

Reinvested dividends	$-	6,419	1,179	-	22,125	54	-	19,622

Mortality and expense risk charges (note 2)	(13)	(9,768)	(594)	(12,516)	(48,332)	(1,951)	(45,518)	(12,255)

Net investment income (loss)	(13)	(3,349)	585	(12,516)	(26,207)	(1,897)	(45,518)	7,367

Realized gain (loss) on investments	(460)	6,667	2,005	76,903	(256,539)	2,643	(364,801)	56,722

Change in unrealized gain (loss) on investments	-	33,502	91	46,202	408,862	2,867	1,031,285	88,980

Net gain (loss) on investments	(460)	40,169	2,096	123,105	152,323	5,510	666,484	145,702

Reinvested capital gains	-	18,062	-	35,076	174,351	11,274	-	8,266

Net increase (decrease) in contract owners’ equity resulting from operations	$(473)	54,882	2,681	145,665	300,467	14,887	620,966	161,335

Investment Activity*:	AMVGL4	AMVGS4	AMVGV2	AMVHI4	AMVNW4	PIVF2	BRVED3	BRVHY3

Reinvested dividends	$1,364	219	25,436	10,937	5,124	214	130,273	531,624

Mortality and expense risk charges (note 2)	(384)	(330)	(5,796)	(957)	(4,621)	(351)	(65,627)	(88,283)

Net investment income (loss)	980	(111)	19,640	9,980	503	(137)	64,646	443,341

Realized gain (loss) on investments	(4)	(1)	(8,069)	1,399	25,514	22	(202,671)	248,773
Change in unrealized gain (loss) on investments	(4,808)	(142)	(9,631)	(7,778)	(118)	2,320	208,008	(162,362)

Net gain (loss) on investments	(4,812)	(143)	(17,700)	(6,379)	25,396	2,342	5,337	86,411

Reinvested capital gains	-	899	-	-	2,155	-	404,116	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,832)	645	1,940	3,601	28,054	2,205	474,099	529,752

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	BRVTR3	MLVGA3	DCAP	DSIF	DSRG	DSRGS	DVMCSS	DVSCS

Reinvested dividends	$146,622	244,384	213	3,621,925	211,658	60	8,532	192,979

Mortality and expense risk charges (note 2)	(40,877)	(197,561)	(1,199)	(3,415,090)	(426,328)	(345)	(14,271)	(183,873)

Net investment income (loss)	105,745	46,823	(986)	206,835	(214,670)	(285)	(5,739)	9,106

Realized gain (loss) on investments	(96,384)	263,359	(5,983)	23,347,689	1,901,178	129	26,414	77,421

Change in unrealized gain (loss) on investments	(8,281)	(327,775)	8,521	22,042,046	6,170,197	3,145	98,683	552,824

Net gain (loss) on investments	(104,665)	(64,416)	2,538	45,389,735	8,071,375	3,274	125,097	630,245

Reinvested capital gains	-	1,324,489	3,802	19,716,242	251,974	103	20,214	378,064

Net increase (decrease) in contract owners’ equity resulting from operations	$1,080	1,306,896	5,354	65,312,812	8,108,679	3,092	139,572	1,017,415

Investment Activity*:	CVN1IF	CVSBF	CLVGT2	CLVHY2	DWVSVS	ETVFR	FHIBS	FQB

Reinvested dividends	$819	1,803	-	23,776	25,599	592,738	30,166	915,464

Mortality and expense risk charges (note 2)	(1,463)	(600)	(1,276)	(4,599)	(28,694)	(87,674)	(9,631)	(351,321)

Net investment income (loss)	(644)	1,203	(1,276)	19,177	(3,095)	505,064	20,535	564,143

Realized gain (loss) on investments	846	10	13,501	(736)	10,778	(57,243)	(6,447)	(575,723)

Change in unrealized gain (loss) on investments	(3,990)	1,049	40,220	5,114	130,251	19,859	5,816	810,547

Net gain (loss) on investments	(3,144)	1,059	53,721	4,378	141,029	(37,384)	(631)	234,824

Reinvested capital gains	16,109	1,858	3	-	96,158	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,321	4,120	52,448	23,555	234,092	467,680	19,904	798,967

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FQBS	FVU2S	FB2	FC2	FCS	FEI2	FEIS	FEMS2

Reinvested dividends	$18,963	1,540	404,481	1,422	15,903	33,239	2,298,924	16,215

Mortality and expense risk charges (note 2)	(13,969)	(1,408)	(255,757)	(55,879)	(196,996)	(37,820)	(1,570,697)	(14,451)

Net investment income (loss)	4,994	132	148,724	(54,457)	(181,093)	(4,581)	728,227	1,764

Realized gain (loss) on investments	(13,867)	(86)	318,479	303,547	934,360	8,035	4,434,377	23,796

Change in unrealized gain (loss) on investments	20,084	10,009	1,925,543	262,016	1,936,097	125,648	5,307,360	78,957

Net gain (loss) on investments	6,217	9,923	2,244,022	565,563	2,870,457	133,683	9,741,737	102,753

Reinvested capital gains	-	-	749,402	770,668	2,072,716	125,198	7,981,157	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,211	10,055	3,142,148	1,281,774	4,762,080	254,300	18,451,121	104,517

Investment Activity*:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2

Reinvested dividends	$140,505	2,752	222,749	4,493	174,662	2,214	-	43,468

Mortality and expense risk charges (note 2)	(46,843)	-	(93,255)	(1,896)	(91,806)	(1,523)	(66,577)	(37,057)

Net investment income (loss)	93,662	2,752	129,494	2,597	82,856	691	(66,577)	6,411

Realized gain (loss) on investments	(74,843)	-	56,147	2,383	200,050	3,027	64,735	87,798

Change in unrealized gain (loss) on investments	142,155	(3,415)	114,977	(4,739)	385,701	(327)	25,664	297,870

Net gain (loss) on investments	67,312	(3,415)	171,124	(2,356)	585,751	2,700	90,399	385,668

Reinvested capital gains	3,323	83	240,722	3,143	17,024	252	875,509	234,743

Net increase (decrease) in contract owners’ equity resulting from operations	$164,297	(580)	541,340	3,384	685,631	3,643	899,331	626,822

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FGOS	FGS	FHIS	FIGBS	FMC2	FMCS	FNRS2	FO2

Reinvested dividends	$-	-	1,200,675	756,793	3,473	82,211	227,460	9,695

Mortality and expense risk charges (note 2)	(25,589)	(2,530,076)	(456,397)	(244,821)	(17,218)	(195,058)	(120,976)	(11,630)

Net investment income (loss)	(25,589)	(2,530,076)	744,278	511,972	(13,745)	(112,847)	106,484	(1,935)

Realized gain (loss) on investments	215,769	14,259,500	1,927,476	(470,156)	66,666	212,876	376,394	43,034

Change in unrealized gain (loss) on investments	530,435	(5,523,497)	335,754	27,395	(37,937)	238,932	(129,573)	(53,632)

Net gain (loss) on investments	746,204	8,736,003	2,263,230	(442,761)	28,729	451,808	246,821	(10,598)

Reinvested capital gains	-	50,922,290	-	-	135,001	2,275,255	-	31,277

Net increase (decrease) in contract owners’ equity resulting from operations	$720,615	57,128,217	3,007,508	69,211	149,985	2,614,216	353,305	18,744

Investment Activity*:	FOS	FRESS2	FVFRHI	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2

Reinvested dividends	$314,833	24,037	23,061	71,893	5,745	84,435	51,041	-

Mortality and expense risk charges (note 2)	(221,701)	(6,439)	(3,671)	(89,864)	(8,504)	(23,914)	(27,644)	(77,841)

Net investment income (loss)	93,132	17,598	19,390	(17,971)	(2,759)	60,521	23,397	(77,841)

Realized gain (loss) on investments	828,429	(113,816)	2,211	58,210	11,527	(74,668)	(196,101)	(453,592)

Change in unrealized gain (loss) on investments	(959,429)	105,777	2,074	(529,256)	(68,934)	128,409	368,184	(379,513)

Net gain (loss) on investments	(131,000)	(8,039)	4,285	(471,046)	(57,407)	53,741	172,083	(833,105)

Reinvested capital gains	886,901	-	-	1,091,456	99,073	16,227	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$849,033	9,559	23,675	602,439	38,907	130,489	195,480	(910,946)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FTVIS2	FTVRD2	FTVSV2	TIF2	GVGMNS	GVMSAS	RVARS	SBLP

Reinvested dividends	$1,164,325	4,796	63,492	55,760	1,722	1,633	40,401	15,626

Mortality and expense risk charges (note 2)	(259,968)	(6,514)	(77,171)	(25,266)	(1,189)	(637)	(8,455)	(2,784)

Net investment income (loss)	904,357	(1,718)	(13,679)	30,494	533	996	31,946	12,842

Realized gain (loss) on investments	(90,269)	4,173	43,242	936	6,858	(276)	(22,895)	(9,838)

Change in unrealized gain (loss) on investments	402,272	17,419	477,844	(66,666)	3,723	881	(38,251)	13,071

Net gain (loss) on investments	312,003	21,592	521,086	(65,730)	10,581	605	(61,146)	3,233

Reinvested capital gains	95,394	22,819	156,932	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,311,754	42,693	664,339	(35,236)	11,114	1,601	(29,200)	16,075

Investment Activity*:	ACC2	ACEG	AVCE2	AVGI	IVHS	IVKEI1	IVMCC2	IVRE

Reinvested dividends	$33,957	-	1,679	21	-	6,497	216	3,912

Mortality and expense risk charges (note 2)	(41,492)	(236)	(7,014)	(45)	(4,997)	(4,500)	(1,865)	(1,701)

Net investment income (loss)	(7,535)	(236)	(5,335)	(24)	(4,997)	1,997	(1,649)	2,211

Realized gain (loss) on investments	(4,503)	16	2,266	1	4,546	(1,546)	5,352	(4,017)

Change in unrealized gain (loss) on investments	132,525	6,156	48,062	385	15,893	21,714	14,978	(2,602)

Net gain (loss) on investments	128,022	6,172	50,328	386	20,439	20,168	20,330	(6,619)

Reinvested capital gains	159,281	-	29,064	253	-	13,943	4,332	-

Net increase (decrease) in contract owners’ equity resulting from operations	$279,768	5,936	74,057	615	15,442	36,108	23,013	(4,408)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	OVAG	OVAG2	OVGI	OVGR	OVGS	OVGSS	OVIGS	OVSB

Reinvested dividends	$-	-	-	-	-	-	3,503	50,542

Mortality and expense risk charges (note 2)	(583,604)	(17,213)	(6,385)	(47,039)	(923,334)	(11,135)	(10,340)	(19,029)

Net investment income (loss)	(583,604)	(17,213)	(6,385)	(47,039)	(923,334)	(11,135)	(6,837)	31,513

Realized gain (loss) on investments	(320,952)	(179,019)	(78,052)	52,575	(166,276)	1,048	(108,413)	20,025

Change in unrealized gain (loss) on investments	11,638,771	449,301	116,872	1,162,251	7,544,516	56,051	25,132	(21,062)

Net gain (loss) on investments	11,317,819	270,282	38,820	1,214,826	7,378,240	57,099	(83,281)	(1,037)

Reinvested capital gains	-	-	34,015	-	4,565,957	34,909	62,293	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,734,215	253,069	66,450	1,167,787	11,020,863	80,873	(27,825)	30,476

Investment Activity*:	OVSBS	OVSC	OVSCS	WRASP	WRBDP	WRBP	WRCEP	WRENG

Reinvested dividends	$12,542	-	-	825,073	710,658	426	263,501	41,345

Mortality and expense risk charges (note 2)	(8,532)	(75,283)	(926)	(508,463)	(263,542)	(411)	(813,663)	(15,713)

Net investment income (loss)	4,010	(75,283)	(926)	316,610	447,116	15	(550,162)	25,632

Realized gain (loss) on investments	3,780	357,343	3,508	91,029	(462,417)	4,617	3,349,705	98,660

Change in unrealized gain (loss) on investments	(4,068)	193,744	2,438	2,845,313	357,934	(24)	5,546,999	(200,709)

Net gain (loss) on investments	(288)	551,087	5,946	2,936,342	(104,483)	4,593	8,896,704	(102,049)

Reinvested capital gains	-	232,333	2,621	1,646,727	-	-	7,734,244	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,722	708,137	7,641	4,899,679	342,633	4,608	16,080,786	(76,417)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	WRGNR	WRGP	WRHIP	WRI2P	WRIP	WRLTBP	WRMCG	WRSCP

Reinvested dividends	$131,117	-	1,806,399	95,819	222,784	203,396	-	-

Mortality and expense risk charges (note 2)	(27,128)	(1,158,809)	(307,939)	(80,286)	(238,279)	(51,294)	(170,231)	(307,132)

Net investment income (loss)	103,989	(1,158,809)	1,498,460	15,533	(15,495)	152,102	(170,231)	(307,132)

Realized gain (loss) on investments	74,582	(452,739)	(1,043,538)	(99,586)	452,369	(43,611)	(451,224)	(3,061,186)

Change in unrealized gain (loss) on investments	(213,765)	9,223,548	914,069	277,325	2,392,358	44,114	363,869	6,820,357

Net gain (loss) on investments	(139,183)	8,770,809	(129,469)	177,739	2,844,727	503	(87,355)	3,759,171

Reinvested capital gains	-	13,694,918	-	17,344	181,242	-	464,004	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(35,194)	21,306,918	1,368,991	210,616	3,010,474	152,605	206,418	3,452,039

Investment Activity*:	WRSCV	WRSTP	WRVP	JABS	JACAS	JAFBS	JAGSEI	JAGTS

Reinvested dividends	$14,696	-	4	38,874	10,301	79,661	204	-

Mortality and expense risk charges (note 2)	(52,002)	(697,737)	(4)	(23,578)	(1,106,289)	(22,273)	(1,011)	(647,928)

Net investment income (loss)	(37,306)	(697,737)	-	15,296	(1,095,988)	57,388	(807)	(647,928)

Realized gain (loss) on investments	(227,411)	572,767	(191)	151,872	5,371,050	(157,468)	12,484	2,840,839

Change in unrealized gain (loss) on investments	854,689	14,021,438	188	113,196	12,542,689	102,540	(1,696)	12,587,594

Net gain (loss) on investments	627,278	14,594,205	(3)	265,068	17,913,739	(54,928)	10,788	15,428,433

Reinvested capital gains	8,213	1,877,728	31	-	6,260,241	-	425	-

Net increase (decrease) in contract owners’ equity resulting from operations	$598,185	15,774,196	28	280,364	23,077,992	2,460	10,406	14,780,505

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	JAIGS	JAMGS	JAWGS	LZREMS	SBVSG2	LACDV2	LACDVS	LACI2

Reinvested dividends	$413,321	118	145	38,114	-	374,956	2,846	5,955

Mortality and expense risk charges (note 2)	(365,887)	(1,310)	(369)	(12,351)	(4)	(308,776)	(5,369)	(7,115)

Net investment income (loss)	47,434	(1,192)	(224)	25,763	(4)	66,180	(2,523)	(1,160)

Realized gain (loss) on investments	560,277	19,670	351	26,375	-	(3,651,898)	8,216	21,242

Change in unrealized gain (loss) on investments	903,017	(1,640)	756	23,098	(496)	5,856,433	18,690	(6,648)

Net gain (loss) on investments	1,463,294	18,030	1,107	49,473	(496)	2,204,535	26,906	14,594

Reinvested capital gains	-	-	-	-	133	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,510,728	16,838	883	75,236	(367)	2,270,715	24,383	13,434

Investment Activity*:	LACIPS	LACMV2	LACMVS	LACU2	LACV2	LACVS	LJPMVS	LOVTRC

Reinvested dividends	$393,075	224,409	13,994	-	29,586	16,683	136,162	54,552

Mortality and expense risk charges (note 2)	(96,133)	(83,466)	(2,038)	(770)	(10,058)	(5,970)	(126,825)	(12,624)

Net investment income (loss)	296,942	140,943	11,956	(770)	19,528	10,713	9,337	41,928

Realized gain (loss) on investments	(387,973)	59,871	(425,738)	675	46,181	2,972	204,820	(44,941)

Change in unrealized gain (loss) on investments	407,202	266,168	447,375	10,029	30,066	23,745	(569,027)	15,236

Net gain (loss) on investments	19,229	326,039	21,637	10,704	76,247	26,717	(364,207)	(29,705)

Reinvested capital gains	-	196,051	12,884	730	12,013	7,103	1,745,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	$316,171	663,033	46,477	10,664	107,788	44,533	1,390,890	12,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	M2IGSS	MMCGSC	MNDSC	MV2RIS	MV3LMS	MV3MVS	MVFSC	MVIGSC

Reinvested dividends	$308	-	-	3,323	-	3,306	322,647	3,721

Mortality and expense risk charges (note 2)	(3,025)	(6,414)	(25,640)	(2,559)	(139)	(3,639)	(263,924)	(5,015)

Net investment income (loss)	(2,717)	(6,414)	(25,640)	764	(139)	(333)	58,723	(1,294)

Realized gain (loss) on investments	8,433	(2,151)	(244,321)	5,301	1	3,864	(87,488)	8,682

Change in unrealized gain (loss) on investments	5,211	28,558	388,276	30	223	18,537	549,159	19,437

Net gain (loss) on investments	13,644	26,407	143,955	5,331	224	22,401	461,671	28,119

Reinvested capital gains	21,435	23,918	-	-	-	13,384	1,714,042	1,461

Net increase (decrease) in contract owners’ equity resulting from operations	$32,362	43,911	118,315	6,095	85	35,452	2,234,436	28,286

Investment Activity*:	MVIVSC	MSEM	MSVEG2	DTRTFB	EIF	GBF	GBF2	GEM

Reinvested dividends	$147,277	204,216	-	52,824	307,447	1,412,597	19,200	87,587

Mortality and expense risk charges (note 2)	(146,228)	(23,050)	(9,302)	(6,501)	(200,764)	(480,023)	(11,442)	(75,536)

Net investment income (loss)	1,049	181,166	(9,302)	46,323	106,683	932,574	7,758	12,051

Realized gain (loss) on investments	37,679	(244,373)	116,816	(3,553)	628,394	(1,217,726)	(1,409)	(151,072)

Change in unrealized gain (loss) on investments	167,212	256,627	221,117	(29,852)	18,842	208,881	(12,580)	477,278

Net gain (loss) on investments	204,891	12,254	337,933	(33,405)	647,236	(1,008,845)	(13,989)	326,206

Reinvested capital gains	573,185	-	-	-	692,153	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$779,125	193,420	328,631	12,918	1,446,072	(76,271)	(6,231)	338,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GEM2	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA

Reinvested dividends	$1,992	302,242	-	-	-	-	-	-

Mortality and expense risk charges (note 2)	(2,798)	(128,107)	(911,155)	(83,597)	(228,987)	(270,261)	(521,469)	(722,125)

Net investment income (loss)	(806)	174,135	(911,155)	(83,597)	(228,987)	(270,261)	(521,469)	(722,125)

Realized gain (loss) on investments	333	355,197	966,865	(174,007)	581,332	597,306	1,676,961	(2,894,435)

Change in unrealized gain (loss) on investments	6,088	617,063	7,998,495	214,476	764,168	3,126,076	8,695,439	9,155,072

Net gain (loss) on investments	6,421	972,260	8,965,360	40,469	1,345,500	3,723,382	10,372,400	6,260,637

Reinvested capital gains	-	-	2,808,739	-	1,162,927	1,230,909	1,645,946	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,615	1,146,395	10,862,944	(43,128)	2,279,440	4,684,030	11,496,877	5,538,512

Investment Activity*:	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	GVIX8	HIBF

Reinvested dividends	$-	18,265	347,450	-	-	-	137,020	971,838

Mortality and expense risk charges (note 2)	(245,383)	(17,435)	(471,786)	(322,429)	(142,486)	(1,072,040)	(48,910)	(201,876)

Net investment income (loss)	(245,383)	830	(124,336)	(322,429)	(142,486)	(1,072,040)	88,110	769,962

Realized gain (loss) on investments	(782,798)	155,672	(3,205,373)	(595,456)	(54,656)	(4,976,924)	114,034	(429,383)

Change in unrealized gain (loss) on investments	1,994,305	104,909	12,148,189	3,886,883	499,627	12,653,832	(105,877)	540,880

Net gain (loss) on investments	1,211,507	260,581	8,942,816	3,291,427	444,971	7,676,908	8,157	111,497

Reinvested capital gains	-	1,044	31,601	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$966,124	262,455	8,850,081	2,968,998	302,485	6,604,868	96,267	881,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	IDPG2	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2

Reinvested dividends	$-	-	679,154	17,488	1,470,450	-	-	-

Mortality and expense risk charges (note 2)	(5,255)	(1,143)	(744,432)	(37,164)	(265,968)	(25,281)	(4,263)	(1,644)

Net investment income (loss)	(5,255)	(1,143)	(65,278)	(19,676)	1,204,482	(25,281)	(4,263)	(1,644)

Realized gain (loss) on investments	(223)	398	(1,645,330)	(174,062)	(139,860)	(13,216)	25,083	925

Change in unrealized gain (loss) on investments	43,248	7,099	6,283,088	309,263	956,170	326,880	33,552	14,006

Net gain (loss) on investments	43,025	7,497	4,637,758	135,201	816,310	313,664	58,635	14,931

Reinvested capital gains	-	-	3,061,694	96,522	-	-	18,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,770	6,354	7,634,174	212,047	2,020,792	288,383	72,409	13,287

Investment Activity*:	NCPGI2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVCBD1	NVCBD2	NVCCA2

Reinvested dividends	$-	1,711,801	16,003	302,727	28,830	189,872	4,983	-

Mortality and expense risk charges (note 2)	(2,509)	(1,140,160)	(18,910)	(189,063)	(24,620)	(70,372)	(3,377)	(46,257)

Net investment income (loss)	(2,509)	571,641	(2,907)	113,664	4,210	119,500	1,606	(46,257)

Realized gain (loss) on investments	350	2,262,387	(7,719)	633,256	114,561	(317,334)	(957)	20,555

Change in unrealized gain (loss) on investments	15,804	3,494,290	62,707	266,018	(35,588)	200,699	(2,480)	409,420

Net gain (loss) on investments	16,154	5,756,677	54,988	899,274	78,973	(116,635)	(3,437)	429,975

Reinvested capital gains	-	7,044,578	71,421	1,140,946	112,777	-	-	38,061

Net increase (decrease) in contract owners’ equity resulting from operations	$13,645	13,372,896	123,502	2,153,884	195,960	2,865	(1,831)	421,779

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2

Reinvested dividends	$-	-	-	-	-	-	-	-

Mortality and expense risk charges (note 2)	(67,998)	(62,046)	(39,531)	(111,592)	(38,994)	(106,478)	(64,145)	(22,025)

Net investment income (loss)	(67,998)	(62,046)	(39,531)	(111,592)	(38,994)	(106,478)	(64,145)	(22,025)

Realized gain (loss) on investments	29,674	76,210	80,524	60,921	183,439	101,458	(109,208)	(48,079)

Change in unrealized gain (loss) on investments	250,462	432,295	186,071	763,309	285,452	632,509	520,072	239,744

Net gain (loss) on investments	280,136	508,505	266,595	824,230	468,891	733,967	410,864	191,665

Reinvested capital gains	-	74,485	4,362	124,617	35,707	71,339	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$212,138	520,944	231,426	837,255	465,604	698,828	346,719	169,640

Investment Activity*:	NVFIII	NVGEII	NVIE6	NVLCP1	NVLCP2	NVLCPP	NVMGA2	NVMIG1

Reinvested dividends	$9,483	8,333	11,304	31,004	50,222	258,992	-	70,839

Mortality and expense risk charges (note 2)	(3,372)	(7,989)	(5,587)	(10,391)	(19,882)	(84,738)	(2,005)	(241,216)

Net investment income (loss)	6,111	344	5,717	20,613	30,340	174,254	(2,005)	(170,377)

Realized gain (loss) on investments	(1,130)	34,988	25,338	(34,661)	(126,830)	(320,029)	965	(667,173)

Change in unrealized gain (loss) on investments	(6,821)	69,050	11,827	23,425	99,502	226,253	11,327	426,997

Net gain (loss) on investments	(7,951)	104,038	37,165	(11,236)	(27,328)	(93,776)	12,292	(240,176)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,840)	104,382	42,882	9,377	3,012	80,478	10,287	(410,553)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVMIVX	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV2

Reinvested dividends	$208,678	12,103	235,875	1,222	939,086	-	-	392,446

Mortality and expense risk charges (note 2)	(39,600)	(3,496)	(347,522)	(3,929)	(217,277)	(600,298)	(46,992)	(456,296)

Net investment income (loss)	169,078	8,607	(111,647)	(2,707)	721,809	(600,298)	(46,992)	(63,850)

Realized gain (loss) on investments	164,917	10,000	725,439	(3,908)	-	(5,506,427)	(405,489)	(1,296,676)

Change in unrealized gain (loss) on investments	(212,439)	(12,119)	3,603,496	33,558	-	14,718,066	991,169	3,475,465

Net gain (loss) on investments	(47,522)	(2,119)	4,328,935	29,650	-	9,211,639	585,680	2,178,789

Reinvested capital gains	-	-	2,265,554	14,800	-	-	-	686,326

Net increase (decrease) in contract owners’ equity resulting from operations	$121,556	6,488	6,482,842	41,743	721,809	8,611,341	538,688	2,801,265

Investment Activity*:	NVNMO1	NVNMO2	NVNSR1	NVOLG1	NVOLG2	NVRE1	NVSIX2	NVSTB2

Reinvested dividends	$228,547	1,680	6,014	5,842,512	58,664	893,707	30,436	161,448

Mortality and expense risk charges (note 2)	(582,715)	(5,639)	(24,964)	(5,465,094)	(115,924)	(425,446)	(34,881)	(44,713)

Net investment income (loss)	(354,168)	(3,959)	(18,950)	377,418	(57,260)	468,261	(4,445)	116,735

Realized gain (loss) on investments	2,147,319	1,983	(16,172)	22,047,159	355,556	1,111,033	31,418	(37,346)

Change in unrealized gain (loss) on investments	(9,810,136)	(70,105)	(96,363)	73,400,715	864,652	1,932,403	217,034	68,442

Net gain (loss) on investments	(7,662,817)	(68,122)	(112,535)	95,447,874	1,220,208	3,043,436	248,452	31,096

Reinvested capital gains	17,842,090	168,421	292,619	-	-	-	34,325	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,825,105	96,340	161,134	95,825,292	1,162,948	3,511,697	278,332	147,831

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2

Reinvested dividends	$57,550	7,183,756	78,573	-	-	-	430,653	1,886

Mortality and expense risk charges (note 2)	(10,829)	(1,682,864)	(740,492)	(14,909)	(214,340)	(3,754)	(655,623)	(5,559)

Net investment income (loss)	46,721	5,500,892	(661,919)	(14,909)	(214,340)	(3,754)	(224,970)	(3,673)

Realized gain (loss) on investments	23,965	-	(204,803)	(19,964)	(789,048)	2,262	(3,265,222)	(2,336)

Change in unrealized gain (loss) on investments	(38,986)	-	6,503,433	89,381	4,361,114	36,494	6,063,237	15,257

Net gain (loss) on investments	(15,021)	-	6,298,630	69,417	3,572,066	38,756	2,798,015	12,921

Reinvested capital gains	-	-	1,923,669	26,092	-	-	530,091	2,705

Net increase (decrease) in contract owners’ equity resulting from operations	$31,700	5,500,892	7,560,380	80,600	3,357,726	35,002	3,103,136	11,953

Investment Activity*:	TRF	TRF2	AMCG	AMMCGS	AMSRS	AMTB	NAACV	NADCV

Reinvested dividends	$899,038	1,601	-	-	13,923	405,324	-	-

Mortality and expense risk charges (note 2)	(913,356)	(3,802)	(2,031)	(11,813)	(69,089)	(86,822)	(524)	(2,757)

Net investment income (loss)	(14,318)	(2,201)	(2,031)	(11,813)	(55,166)	318,502	(524)	(2,757)

Realized gain (loss) on investments	7,326,862	(6,071)	923	(85,361)	512,986	(105,902)	135	1,726

Change in unrealized gain (loss) on investments	(272,906)	18,233	17,170	208,074	619,971	140,331	(5,646)	(13,389)

Net gain (loss) on investments	7,053,956	12,162	18,093	122,713	1,132,957	34,429	(5,511)	(11,663)

Reinvested capital gains	3,143,182	7,218	4,644	48,849	299,953	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,182,820	17,179	20,706	159,749	1,377,744	352,931	(6,035)	(14,420)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NALG	NAMG	NASCV	NASG	NAWEI	PMVAAD	PMVEBD	PMVFAD

Reinvested dividends	$-	-	-	-	-	143,427	34,296	18,787

Mortality and expense risk charges (note 2)	(391)	(314)	(1,245)	(81)	(782)	(24,847)	(5,959)	(6,757)

Net investment income (loss)	(391)	(314)	(1,245)	(81)	(782)	118,580	28,337	12,030

Realized gain (loss) on investments	241	(53)	1,370	(20)	1,006	(57,015)	(28,510)	(68,076)

Change in unrealized gain (loss) on investments	6,468	112	4,206	62	(9,756)	(4,971)	31,300	27,199

Net gain (loss) on investments	6,709	59	5,576	42	(8,750)	(61,986)	2,790	(40,877)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,318	(255)	4,331	(39)	(9,532)	56,594	31,127	(28,847)

Investment Activity*:	PMVFHV	PMVIV	PMVLAD	PMVRA	PMVRRA	PMVSTA	PVEIB	PVGPB

Reinvested dividends	$291	19,341	514,626	146	14,257	276,808	30,605	-

Mortality and expense risk charges (note 2)	(76)	(3,283)	(153,101)	(106)	(6,090)	(64,581)	(31,243)	(1,508)

Net investment income (loss)	215	16,058	361,525	40	8,167	212,227	(638)	(1,508)

Realized gain (loss) on investments	121	610	(87,472)	1	(7,443)	1,919	71,872	55

Change in unrealized gain (loss) on investments	97	(4,264)	139,360	(454)	5,097	43,842	262,049	11,969

Net gain (loss) on investments	218	(3,654)	51,888	(453)	(2,346)	45,761	333,921	12,024

Reinvested capital gains	-	-	-	-	-	-	124,570	-

Net increase (decrease) in contract owners’ equity resulting from operations	$433	12,404	413,413	(413)	5,821	257,988	457,853	10,516

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PVIGIB	PVNOB	PVTIGB	ROCMC	TREI2	TRHS2	TRLT2	TRMCG2

Reinvested dividends	$14,365	101	10,882	-	9	-	10	-

Mortality and expense risk charges (note 2)	(7,402)	(800)	(5,974)	(3,126)	-	(287,386)	(6)	(4,586)

Net investment income (loss)	6,963	(699)	4,908	(3,126)	9	(287,386)	4	(4,586)

Realized gain (loss) on investments	74,949	(1,443)	19,494	2,440	13	1,022,273	-	4,846

Change in unrealized gain (loss) on investments	(52,230)	3,438	(13,919)	13,711	17	(2,616,135)	1	(14,292)

Net gain (loss) on investments	22,719	1,995	5,575	16,151	30	(1,593,862)	1	(9,446)

Reinvested capital gains	1,693	326	-	19,698	32	2,149,428	-	42,134

Net increase (decrease) in contract owners’ equity resulting from operations	$31,375	1,622	10,483	32,723	71	268,180	5	28,102

Investment Activity*:	VWEM	VWHA	VWHAS	VRVDRA
Reinvested dividends	$111,368	94,452	78,218	3,601
Mortality and expense risk charges (note 2)	(73,620)	(40,462)	(36,380)	(2,361)

Net investment income (loss)	37,748	53,990	41,838	1,240

Realized gain (loss) on investments	(456,543)	(57,649)	(130,701)	(14,568)
Change in unrealized gain (loss) on investments	458,630	(125,980)	(46,856)	22,624

Net gain (loss) on investments	2,087	(183,629)	(177,557)	8,056

Reinvested capital gains	-	-	-	2,256

Net increase (decrease) in contract owners’ equity resulting from operations	$39,835	(129,639)	(135,719)	11,552

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVGIA		ALVGIB		ALVIVB		ALVPGB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(13)	-	(3,349)	(3,052)	585	(683)	(12,516)	(14,671)

Realized gain (loss) on investments	(460)	-	6,667	(1,184)	2,005	13,155	76,903	17,268

Change in unrealized gain (loss) on investments	-	-	33,502	10,466	91	3,937	46,202	163,027

Reinvested capital gains	-	-	18,062	41,421	-	-	35,076	57,201

Net increase (decrease) in contract owners’ equity resulting from operations	(473)	-	54,882	47,651	2,681	16,409	145,665	222,825

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	5	-	25	-	1,707	(1)

Transfers between funds	474	-	(38,539)	(571)	(137)	(48,934)	(19,950)	(9,678)

Redemptions (notes 2, 3, and 4)	-	-	(75,495)	(20,051)	(27,123)	(20,661)	(330,781)	(82,667)

Adjustments to maintain reserves	(1)	-	40	(40)	24	(21)	33	(67)

Net equity transactions	473	-	(113,989)	(20,662)	(27,211)	(69,616)	(348,991)	(92,413)

Net change in contract owners’ equity	-	-	(59,107)	26,989	(24,530)	(53,207)	(203,326)	130,412

Contract owners’ equity at beginning of period	-	-	534,863	507,874	74,375	127,582	864,421	734,009

Contract owners’ equity at end of period	$-	-	475,756	534,863	49,845	74,375	661,095	864,421

CHANGE IN UNITS:

Beginning units	-	-	16,511	17,177	7,797	15,190	17,334	19,409

Units purchased	1,306	-	28	48	-	29,899	18,219	1

Units redeemed	(1,306)	-	(3,265)	(714)	(2,756)	(37,292)	(14,718)	(2,076)

Ending units	-	-	13,274	16,511	5,041	7,797	20,835	17,334

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVSVB		SVOF		WFVSCG		AMVBC4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(26,207)	(21,046)	(1,897)	(1,700)	(45,518)	(47,940)	7,367	3,726

Realized gain (loss) on investments	(256,539)	75,349	2,643	1,210	(364,801)	(191,596)	56,722	10,270

Change in unrealized gain (loss) on investments	408,862	146,971	2,867	16,637	1,031,285	353,530	88,980	49,595

Reinvested capital gains	174,351	305,956	11,274	8,502	-	-	8,266	2,960

Net increase (decrease) in contract owners’ equity resulting from operations	300,467	507,230	14,887	24,649	620,966	113,994	161,335	66,551

Equity transactions:

Purchase payments received from contract owners (note 4)	4,784	37,153	-	11,375	35,202	17,873	190,020	(462)

Transfers between funds	(310,227)	(21,894)	(437)	(221)	(416,677)	(97,101)	572,733	343,996

Redemptions (notes 2, 3, and 4)	(779,323)	(548,761)	(34,759)	(48,077)	(457,547)	(535,991)	(73,941)	(27,650)

Adjustments to maintain reserves	(1,788)	48	26,217	1,947	(17,383)	(107)	16	(14)

Net equity transactions	(1,086,554)	(533,454)	(8,979)	(34,976)	(856,405)	(615,326)	688,828	315,870

Net change in contract owners’ equity	(786,087)	(26,224)	5,908	(10,327)	(235,439)	(501,332)	850,163	382,421

Contract owners’ equity at beginning of period	3,899,624	3,925,848	109,257	119,584	3,950,589	4,451,921	660,902	278,481

Contract owners’ equity at end of period	$3,113,537	3,899,624	115,165	109,257	3,715,150	3,950,589	1,511,065	660,902

CHANGE IN UNITS:

Beginning units	116,023	133,341	1,991	2,912	94,175	108,871	58,145	28,336

Units purchased	10,960	26,238	1	321	6,712	3,112	75,000	48,084

Units redeemed	(37,294)	(43,556)	(62)	(1,242)	(25,509)	(17,808)	(20,134)	(18,275)

Ending units	89,689	116,023	1,930	1,991	75,378	94,175	113,011	58,145

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGL4		AMVGS4		AMVGV2		AMVHI4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$980	-	(111)	(38)	19,640	8,507	9,980	-

Realized gain (loss) on investments	(4)	-	(1)	(3)	(8,069)	(16,182)	1,399	-

Change in unrealized gain (loss) on investments	(4,808)	-	(142)	411	(9,631)	721	(7,778)	-

Reinvested capital gains	-	-	899	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,832)	-	645	370	1,940	(6,954)	3,601	-

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	55	52	-	-

Transfers between funds	117,724	-	19,181	23,771	473,642	143,665	254,356	-

Redemptions (notes 2, 3, and 4)	-	-	(5)	-	(137,312)	(6,434)	(24,608)	-

Adjustments to maintain reserves	(1)	-	2	(2)	17	(9)	(1)	-

Net equity transactions	117,723	-	19,178	23,769	336,402	137,274	229,747	-

Net change in contract owners’ equity	113,891	-	19,823	24,139	338,342	130,320	233,348	-

Contract owners’ equity at beginning of period	-	-	24,139	-	346,245	215,925	-	-

Contract owners’ equity at end of period	$113,891	-	43,962	24,139	684,587	346,245	233,348	-

CHANGE IN UNITS:

Beginning units	-	-	2,246	-	35,789	22,718	-	-

Units purchased	10,872	-	1,800	2,246	50,394	87,881	24,802	-

Units redeemed	-	-	-	-	(15,115)	(74,810)	(2,952)	-

Ending units	10,872	-	4,046	2,246	71,068	35,789	21,850	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVNW4		PIVF2		BRVED3		BRVHY3

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$503	1,994	(137)	-	64,646	36,566	443,341	299,319

Realized gain (loss) on investments	25,514	2,052	22	-	(202,671)	(54,965)	248,773	(131,269)

Change in unrealized gain (loss) on investments	(118)	27,902	2,320	-	208,008	278,519	(162,362)	451,891

Reinvested capital gains	2,155	-	-	-	404,116	269,209	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,054	31,948	2,205	-	474,099	529,329	529,752	619,941

Equity transactions:

Purchase payments received from contract owners (note 4)	729	56,144	-	-	86,382	20,931	4,550	5,421

Transfers between funds	101,214	271,002	92,920	-	(533,870)	863,531	203,356	416,997

Redemptions (notes 2, 3, and 4)	(125,131)	(22,601)	(1)	-	(467,719)	(411,873)	(4,394,864)	(602,956)

Adjustments to maintain reserves	17	(11)	(1)	-	10,120	(110)	(16,694)	2,515

Net equity transactions	(23,171)	304,534	92,918	-	(905,087)	472,479	(4,203,652)	(178,023)

Net change in contract owners’ equity	4,883	336,482	95,123	-	(430,988)	1,001,808	(3,673,900)	441,918

Contract owners’ equity at beginning of period	421,194	84,712	-	-	5,703,975	4,702,167	7,932,853	7,490,935

Contract owners’ equity at end of period	$426,077	421,194	95,123	-	5,272,987	5,703,975	4,258,953	7,932,853

CHANGE IN UNITS:

Beginning units	38,968	8,974	-	-	298,964	273,252	614,775	648,678

Units purchased	12,391	33,519	8,467	-	27,168	67,047	66,977	801,078

Units redeemed	(13,909)	(3,525)	-	-	(73,435)	(41,335)	(373,697)	(834,981)

Ending units	37,450	38,968	8,467	-	252,697	298,964	308,055	614,775

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVTR3		MLVGA3		DCAP		DSIF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$105,745	92,250	46,823	232,734	(986)	(826)	206,835	925,359

Realized gain (loss) on investments	(96,384)	(365,255)	263,359	(103,705)	(5,983)	(11,191)	23,347,689	14,051,159

Change in unrealized gain (loss) on investments	(8,281)	427,037	(327,775)	1,726,840	8,521	16,290	22,042,046	35,507,198

Reinvested capital gains	-	-	1,324,489	-	3,802	5,016	19,716,242	10,172,895

Net increase (decrease) in contract owners’ equity resulting from operations	1,080	154,032	1,306,896	1,855,869	5,354	9,289	65,312,812	60,656,611

Equity transactions:

Purchase payments received from contract owners (note 4)	21,706	4,481	58,108	75,026	-	-	1,109,150	1,161,945

Transfers between funds	286,226	(180,195)	(964,468)	(222,203)	(3)	(1)	(7,919,721)	(4,237,607)

Redemptions (notes 2, 3, and 4)	(219,259)	(392,680)	(1,379,422)	(1,497,496)	(12,471)	(17,007)	(33,070,310)	(21,322,918)

Adjustments to maintain reserves	(19,349)	(142)	340	(190)	11,857	1,356	104,657	23,547

Net equity transactions	69,324	(568,536)	(2,285,442)	(1,644,863)	(617)	(15,652)	(39,776,224)	(24,375,033)

Net change in contract owners’ equity	70,404	(414,504)	(978,546)	211,006	4,737	(6,363)	25,536,588	36,281,578

Contract owners’ equity at beginning of period	3,471,205	3,885,709	17,735,466	17,524,460	51,943	58,306	294,765,881	258,484,303

Contract owners’ equity at end of period	$3,541,609	3,471,205	16,756,920	17,735,466	56,680	51,943	320,302,469	294,765,881

CHANGE IN UNITS:

Beginning units	350,647	408,786	819,665	900,708	3	7	5,151,225	5,626,144

Units purchased	39,884	114,164	7,384	12,440	-	-	64,805	65,776

Units redeemed	(32,506)	(172,303)	(109,365)	(93,483)	(2)	(4)	(677,328)	(540,695)

Ending units	358,025	350,647	717,684	819,665	1	3	4,538,702	5,151,225

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSRG		DSRGS		DVMCSS		DVSCS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(214,670)	(115,659)	(285)	(202)	(5,739)	(6,559)	9,106	(6,028)

Realized gain (loss) on investments	1,901,178	40,081	129	56	26,414	(28,871)	77,421	79,658

Change in unrealized gain (loss) on investments	6,170,197	2,939,671	3,145	1,078	98,683	190,991	552,824	1,192,177

Reinvested capital gains	251,974	3,983,511	103	1,506	20,214	40,112	378,064	918,263

Net increase (decrease) in contract owners’ equity resulting from operations	8,108,679	6,847,604	3,092	2,438	139,572	195,673	1,017,415	2,184,070

Equity transactions:

Purchase payments received from contract owners (note 4)	216,831	198,839	-	-	1,082	3,248	87,180	66,546

Transfers between funds	(928,701)	(717,629)	-	-	35,865	2,962	(40,987)	(371,768)

Redemptions (notes 2, 3, and 4)	(4,417,513)	(2,560,124)	(7)	-	(196,741)	(94,949)	(1,999,791)	(990,160)

Adjustments to maintain reserves	5,748	(2,573)	3	9	62	(97)	476	11,965

Net equity transactions	(5,123,635)	(3,081,487)	(4)	9	(159,732)	(88,836)	(1,953,122)	(1,283,417)

Net change in contract owners’ equity	2,985,044	3,766,117	3,088	2,447	(20,160)	106,837	(935,707)	900,653

Contract owners’ equity at beginning of period	35,745,307	31,979,190	14,085	11,638	1,303,096	1,196,259	17,386,269	16,485,616

Contract owners’ equity at end of period	$38,730,351	35,745,307	17,173	14,085	1,282,936	1,303,096	16,450,562	17,386,269

CHANGE IN UNITS:

Beginning units	845,770	927,194	459	459	73,710	79,027	359,675	389,362

Units purchased	17,153	8,054	-	-	6,095	25,547	16,109	10,709

Units redeemed	(120,532)	(89,478)	-	-	(14,643)	(30,864)	(56,014)	(40,396)

Ending units	742,391	845,770	459	459	65,162	73,710	319,770	359,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CVN1IF		CVSBF		CLVGT2		CLVHY2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(644)	-	1,203	-	(1,276)	-	19,177	16,347

Realized gain (loss) on investments	846	-	10	-	13,501	-	(736)	(5,444)

Change in unrealized gain (loss) on investments	(3,990)	-	1,049	-	40,220	-	5,114	29,121

Reinvested capital gains	16,109	-	1,858	-	3	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,321	-	4,120	-	52,448	-	23,555	40,024

Equity transactions:

Purchase payments received from contract owners (note 4)	6,833	-	6,072	-	14	-	2	1,125

Transfers between funds	652,138	-	137,484	-	594,511	-	47,709	(18,008)

Redemptions (notes 2, 3, and 4)	(14,051)	-	(202)	-	(813)	-	(12,485)	(46,175)

Adjustments to maintain reserves	(1)	-	(1)	-	(1)	-	48	(21)

Net equity transactions	644,919	-	143,353	-	593,711	-	35,274	(63,079)

Net change in contract owners’ equity	657,240	-	147,473	-	646,159	-	58,829	(23,055)

Contract owners’ equity at beginning of period	-	-	-	-	-	-	391,460	414,515

Contract owners’ equity at end of period	$657,240	-	147,473	-	646,159	-	450,289	391,460

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	32,871	38,484

Units purchased	60,187	-	13,002	-	59,522	-	5,066	2,524

Units redeemed	(5,636)	-	(18)	-	(6,503)	-	(2,195)	(8,137)

Ending units	54,551	-	12,984	-	53,019	-	35,742	32,871

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DWVSVS		ETVFR		FHIBS		FQB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(3,095)	(11,834)	505,064	545,601	20,535	25,667	564,143	497,310

Realized gain (loss) on investments	10,778	(42,345)	(57,243)	(45,630)	(6,447)	(18,324)	(575,723)	(633,522)

Change in unrealized gain (loss) on investments	130,251	132,035	19,859	236,663	5,816	53,861	810,547	1,673,198

Reinvested capital gains	96,158	99,897	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	234,092	177,753	467,680	736,634	19,904	61,204	798,967	1,536,986

Equity transactions:

Purchase payments received from contract owners (note 4)	97,724	14,223	12,269	9,386	11	-	160,696	196,750

Transfers between funds	(98,865)	(66,992)	(735,444)	288,383	689	(1,473)	176,409	(260,403)

Redemptions (notes 2, 3, and 4)	(305,909)	(124,536)	(772,647)	(547,686)	(87,440)	(97,319)	(3,657,936)	(3,553,232)

Adjustments to maintain reserves	(35,885)	(108)	27	(109)	1,100	(1,147)	(27,658)	21,979

Net equity transactions	(342,935)	(177,413)	(1,495,795)	(250,026)	(85,640)	(99,939)	(3,348,489)	(3,594,906)

Net change in contract owners’ equity	(108,843)	340	(1,028,115)	486,608	(65,736)	(38,735)	(2,549,522)	(2,057,920)

Contract owners’ equity at beginning of period	2,531,490	2,531,150	7,994,127	7,507,519	603,653	642,388	31,629,253	33,687,173

Contract owners’ equity at end of period	$2,422,647	2,531,490	6,966,012	7,994,127	537,917	603,653	29,079,731	31,629,253

CHANGE IN UNITS:

Beginning units	120,158	129,614	655,168	676,565	24,298	28,444	1,558,433	1,742,339

Units purchased	12,292	15,751	16,182	79,264	1,998	329	83,618	44,563

Units redeemed	(29,059)	(25,207)	(134,829)	(100,661)	(5,462)	(4,475)	(236,265)	(228,469)

Ending units	103,391	120,158	536,521	655,168	20,834	24,298	1,405,786	1,558,433

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FQBS		FVU2S		FB2		FC2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$4,994	5,165	132	(79)	148,724	95,408	(54,457)	(17,009)

Realized gain (loss) on investments	(13,867)	(10,308)	(86)	(3,976)	318,479	(200,419)	303,547	(34,635)

Change in unrealized gain (loss) on investments	20,084	38,734	10,009	8,642	1,925,543	2,644,430	262,016	607,629

Reinvested capital gains	-	-	-	-	749,402	614,677	770,668	92,321

Net increase (decrease) in contract owners’ equity resulting from operations	11,211	33,591	10,055	4,587	3,142,148	3,154,096	1,281,774	648,306

Equity transactions:

Purchase payments received from contract owners (note 4)	62,713	422	-	1,138	224,870	365,716	139,750	159,805

Transfers between funds	89,184	(37,385)	66	151	2,588,269	4,689,586	2,774,184	1,045,336

Redemptions (notes 2, 3, and 4)	(195,209)	(32,042)	(358)	(16,537)	(2,619,098)	(2,648,090)	(529,593)	(415,291)

Adjustments to maintain reserves	(62,666)	(4,711)	23	(13)	(321)	(122)	73	(52)

Net equity transactions	(105,978)	(73,716)	(269)	(15,261)	193,720	2,407,090	2,384,414	789,798

Net change in contract owners’ equity	(94,767)	(40,125)	9,786	(10,674)	3,335,868	5,561,186	3,666,188	1,438,104

Contract owners’ equity at beginning of period	871,680	911,805	74,811	85,485	21,270,270	15,709,084	3,153,685	1,715,581

Contract owners’ equity at end of period	$776,913	871,680	84,597	74,811	24,606,138	21,270,270	6,819,873	3,153,685

CHANGE IN UNITS:

Beginning units	61,813	66,710	6,787	8,287	1,114,873	988,465	183,123	131,257

Units purchased	5,902	1,432	5	296	210,793	331,247	178,009	122,623

Units redeemed	(14,185)	(6,329)	(24)	(1,796)	(198,859)	(204,839)	(61,663)	(70,757)

Ending units	53,530	61,813	6,768	6,787	1,126,807	1,114,873	299,469	183,123

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FCS		FEI2		FEIS		FEMS2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(181,093)	(100,941)	(4,581)	(1,749)	728,227	910,711	1,764	13,267

Realized gain (loss) on investments	934,360	533,873	8,035	(19,263)	4,434,377	550,695	23,796	(20,499)

Change in unrealized gain (loss) on investments	1,936,097	2,938,502	125,648	128,707	5,307,360	6,680,000	78,957	104,125

Reinvested capital gains	2,072,716	498,516	125,198	62,149	7,981,157	3,822,516	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,762,080	3,869,950	254,300	169,844	18,451,121	11,963,922	104,517	96,893

Equity transactions:

Purchase payments received from contract owners (note 4)	299,552	132,387	43,953	22,164	649,218	434,405	26,844	99,918

Transfers between funds	(14,597)	(227,542)	(41,387)	(22,370)	(3,291,222)	(5,300,375)	(83,856)	3,773

Redemptions (notes 2, 3, and 4)	(2,099,780)	(1,141,016)	(328,521)	(238,217)	(16,658,579)	(12,041,769)	(202,106)	(73,556)

Adjustments to maintain reserves	5,786	(10,066)	406	(280)	97,500	77,787	(25,790)	(52)

Net equity transactions	(1,809,039)	(1,246,237)	(325,549)	(238,703)	(19,203,083)	(16,829,952)	(284,908)	30,083

Net change in contract owners’ equity	2,953,041	2,623,713	(71,249)	(68,859)	(751,962)	(4,866,030)	(180,391)	126,976

Contract owners’ equity at beginning of period	15,263,987	12,640,274	2,160,331	2,229,190	136,464,872	141,330,902	1,461,206	1,334,230

Contract owners’ equity at end of period	$18,217,028	15,263,987	2,089,082	2,160,331	135,712,910	136,464,872	1,280,815	1,461,206

CHANGE IN UNITS:

Beginning units	187,887	205,016	72,722	81,642	3,090,099	3,503,409	129,487	128,141

Units purchased	3,064	2,380	2,596	1,915	44,045	40,869	15,458	51,445

Units redeemed	(20,970)	(19,509)	(13,215)	(10,835)	(426,263)	(454,179)	(40,337)	(50,099)

Ending units	169,981	187,887	62,103	72,722	2,707,881	3,090,099	104,608	129,487

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FF10S		FF10S2		FF20S		FF20S2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$93,662	127,646	2,752	467	129,494	175,650	2,597	966

Realized gain (loss) on investments	(74,843)	(233,271)	-	(704)	56,147	(90,958)	2,383	1,945

Change in unrealized gain (loss) on investments	142,155	79,867	(3,415)	303	114,977	793,054	(4,739)	5,630

Reinvested capital gains	3,323	411,026	83	961	240,722	68,293	3,143	679

Net increase (decrease) in contract owners’ equity resulting from operations	164,297	385,268	(580)	1,027	541,340	946,039	3,384	9,220

Equity transactions:

Purchase payments received from contract owners (note 4)	237,351	-	85,449	-	33,297	42,255	97,563	-

Transfers between funds	171,577	(1,124,763)	-	(2,648)	(623,346)	(666,619)	-	-

Redemptions (notes 2, 3, and 4)	(1,022,842)	(736,540)	-	(220)	(686,097)	(1,376,815)	(10,648)	(7,278)

Adjustments to maintain reserves	138	(96)	(71,106)	(1,900)	22,059	4,809	(95,758)	7

Net equity transactions	(613,776)	(1,861,399)	14,343	(4,768)	(1,254,087)	(1,996,370)	(8,843)	(7,271)

Net change in contract owners’ equity	(449,479)	(1,476,131)	13,763	(3,741)	(712,747)	(1,050,331)	(5,459)	1,949

Contract owners’ equity at beginning of period	4,374,434	5,850,565	9,049	12,790	8,526,397	9,576,728	96,643	94,694

Contract owners’ equity at end of period	$3,924,955	4,374,434	22,812	9,049	7,813,650	8,526,397	91,184	96,643

CHANGE IN UNITS:

Beginning units	227,879	326,976	-	-	395,663	493,872	-	-

Units purchased	24,708	5,681	-	-	5,668	15,771	-	-

Units redeemed	(57,440)	(104,778)	-	-	(61,442)	(113,980)	-	-

Ending units	195,147	227,879	-	-	339,889	395,663	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FF30S		FF30S2		FG2		FGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$82,856	103,852	691	62	(66,577)	(53,235)	6,411	11,160

Realized gain (loss) on investments	200,050	(17,135)	3,027	(19)	64,735	6,996	87,798	(11,279)

Change in unrealized gain (loss) on investments	385,701	937,327	(327)	7,859	25,664	788,771	297,870	334,802

Reinvested capital gains	17,024	-	252	-	875,509	143,562	234,743	108,064

Net increase (decrease) in contract owners’ equity resulting from operations	685,631	1,024,044	3,643	7,902	899,331	886,094	626,822	442,747

Equity transactions:

Purchase payments received from contract owners (note 4)	178,205	109,361	51,930	157	36,046	11,617	110,434	97,646

Transfers between funds	(242,886)	162,453	-	-	40,286	(40,468)	(97,496)	125,037

Redemptions (notes 2, 3, and 4)	(1,362,320)	(870,199)	(9,159)	(6,402)	(186,602)	(368,709)	(105,345)	(523,157)

Adjustments to maintain reserves	(2,080)	2,454	(50,131)	651	121	(92)	(68,440)	(83)

Net equity transactions	(1,429,081)	(595,931)	(7,360)	(5,594)	(110,149)	(397,652)	(160,847)	(300,557)

Net change in contract owners’ equity	(743,450)	428,113	(3,717)	2,308	789,182	488,442	465,975	142,190

Contract owners’ equity at beginning of period	8,385,644	7,957,531	76,191	73,883	3,274,839	2,786,397	3,057,269	2,915,079

Contract owners’ equity at end of period	$7,642,194	8,385,644	72,474	76,191	4,064,021	3,274,839	3,523,244	3,057,269

CHANGE IN UNITS:

Beginning units	345,964	371,710	-	-	64,958	74,163	140,250	156,725

Units purchased	25,907	18,453	-	-	1,903	698	17,194	28,494

Units redeemed	(80,190)	(44,199)	-	-	(3,823)	(9,903)	(23,465)	(44,969)

Ending units	291,681	345,964	-	-	63,038	64,958	133,979	140,250

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FGOS		FGS		FHIS		FIGBS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(25,589)	(18,261)	(2,530,076)	(1,950,673)	744,278	1,947,658	511,972	304,922

Realized gain (loss) on investments	215,769	33,959	14,259,500	6,766,810	1,927,476	(1,925,867)	(470,156)	(481,866)

Change in unrealized gain (loss) on investments	530,435	572,950	(5,523,497)	41,592,083	335,754	2,159,558	27,395	1,221,677

Reinvested capital gains	-	-	50,922,290	8,678,922	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	720,615	588,648	57,128,217	55,087,142	3,007,508	2,181,349	69,211	1,044,733

Equity transactions:

Purchase payments received from contract owners (note 4)	13,232	12,719	1,766,239	1,734,569	471,667	129,138	287,050	256,868

Transfers between funds	(28,936)	44,751	(1,562,630)	(3,078,513)	(693,386)	19,191,163	1,740,683	1,024,586

Redemptions (notes 2, 3, and 4)	(188,868)	(89,362)	(23,390,746)	(17,139,600)	(24,483,912)	(2,349,310)	(2,500,491)	(2,072,687)

Adjustments to maintain reserves	614	496	112,598	(32,650)	73,598	35,244	34,865	3,574

Net equity transactions	(203,958)	(31,396)	(23,074,539)	(18,516,194)	(24,632,033)	17,006,235	(437,893)	(787,659)

Net change in contract owners’ equity	516,657	557,252	34,053,678	36,570,948	(21,624,525)	19,187,584	(368,682)	257,074

Contract owners’ equity at beginning of period	1,939,548	1,382,296	204,349,076	167,778,128	42,529,877	23,342,293	22,153,302	21,896,228

Contract owners’ equity at end of period	$2,456,205	1,939,548	238,402,754	204,349,076	20,905,352	42,529,877	21,784,620	22,153,302

CHANGE IN UNITS:

Beginning units	31,625	32,464	2,815,532	3,116,169	2,097,750	1,262,784	1,375,472	1,425,341

Units purchased	1,725	1,319	98,889	78,823	42,157	3,149,764	199,955	145,418

Units redeemed	(4,178)	(2,158)	(366,761)	(379,460)	(1,180,023)	(2,314,798)	(220,487)	(195,287)

Ending units	29,172	31,625	2,547,660	2,815,532	959,884	2,097,750	1,354,940	1,375,472

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FMC2		FMCS		FNRS2		FO2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(13,745)	(12,356)	(112,847)	(99,649)	106,484	171,383	(1,935)	(7,120)

Realized gain (loss) on investments	66,666	11,014	212,876	(115,984)	376,394	(73,639)	43,034	5,178

Change in unrealized gain (loss) on investments	(37,937)	89,266	238,932	1,900,269	(129,573)	(621,910)	(53,632)	123,538

Reinvested capital gains	135,001	26,225	2,275,255	452,860	-	-	31,277	1,985

Net increase (decrease) in contract owners’ equity resulting from operations	149,985	114,149	2,614,216	2,137,496	353,305	(524,166)	18,744	123,581

Equity transactions:

Purchase payments received from contract owners (note 4)	162	-	122,821	88,267	178,713	100,767	21,333	4,875

Transfers between funds	-	-	350,755	(433,574)	(932,825)	(4,381,319)	35,915	(1,159)

Redemptions (notes 2, 3, and 4)	(249,274)	(102,790)	(2,294,446)	(1,466,536)	(844,047)	(756,340)	(205,836)	(49,273)

Adjustments to maintain reserves	(5,666)	(8,573)	965	6,465	26,907	1,660	(4,740)	(1,708)

Net equity transactions	(254,778)	(111,363)	(1,819,905)	(1,805,378)	(1,571,252)	(5,035,232)	(153,328)	(47,265)

Net change in contract owners’ equity	(104,793)	2,786	794,311	332,118	(1,217,947)	(5,559,398)	(134,584)	76,316

Contract owners’ equity at beginning of period	948,410	945,624	16,946,335	16,614,217	11,159,395	16,718,793	783,047	706,731

Contract owners’ equity at end of period	$843,617	948,410	17,740,646	16,946,335	9,941,448	11,159,395	648,463	783,047

CHANGE IN UNITS:

Beginning units	-	-	544,002	607,286	777,403	1,162,422	58,120	61,867

Units purchased	-	-	31,248	16,029	112,052	121,771	4,928	1,346

Units redeemed	-	-	(83,319)	(79,313)	(217,539)	(506,790)	(16,583)	(5,093)

Ending units	-	-	491,931	544,002	671,916	777,403	46,465	58,120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FOS		FRESS2		FVFRHI		FVSS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$93,132	(31,498)	17,598	14,818	19,390	17,222	(17,971)	(3,339)

Realized gain (loss) on investments	828,429	415,393	(113,816)	(48,134)	2,211	(1,404)	58,210	(177,966)

Change in unrealized gain (loss) on investments	(959,429)	3,038,873	105,777	97,225	2,074	(7,799)	(529,256)	1,197,098

Reinvested capital gains	886,901	51,707	-	32,729	-	-	1,091,456	293,652

Net increase (decrease) in contract owners’ equity resulting from operations	849,033	3,474,475	9,559	96,638	23,675	8,019	602,439	1,309,445

Equity transactions:

Purchase payments received from contract owners (note 4)	255,153	174,237	5,746	6,917	40,000	4,214	5,306	25,639

Transfers between funds	(580,192)	(106,064)	(478,476)	323,966	(11,983)	274,186	(83,936)	(21,124)

Redemptions (notes 2, 3, and 4)	(2,442,224)	(1,975,561)	(11,099)	(16,684)	(35,867)	(3,312)	(843,396)	(932,586)

Adjustments to maintain reserves	(145,032)	(4,667)	55	(27)	2	(4)	(1,705)	(855)

Net equity transactions	(2,912,295)	(1,912,055)	(483,774)	314,172	(7,848)	275,084	(923,731)	(928,926)

Net change in contract owners’ equity	(2,063,262)	1,562,420	(474,215)	410,810	15,827	283,103	(321,292)	380,519

Contract owners’ equity at beginning of period	20,551,262	18,988,842	1,066,335	655,525	283,103	-	7,991,786	7,611,267

Contract owners’ equity at end of period	$18,488,000	20,551,262	592,120	1,066,335	298,930	283,103	7,670,494	7,991,786

CHANGE IN UNITS:

Beginning units	732,737	806,797	93,175	62,778	26,446	-	166,431	189,672

Units purchased	18,022	39,698	4,238	46,385	24,556	30,819	6,941	48,741

Units redeemed	(115,050)	(113,758)	(48,307)	(15,988)	(24,986)	(4,373)	(25,023)	(71,982)

Ending units	635,709	732,737	49,106	93,175	26,016	26,446	148,349	166,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVSS2		FTVDM2		FTVFA2		FTVGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(2,759)	(2,205)	60,521	22,193	23,397	9,048	(77,841)	(93,179)

Realized gain (loss) on investments	11,527	6,277	(74,668)	(96,055)	(196,101)	(139,888)	(453,592)	(482,707)

Change in unrealized gain (loss) on investments	(68,934)	41,229	128,409	308,790	368,184	405,567	(379,513)	685,561

Reinvested capital gains	99,073	14,372	16,227	1,690	-	43,863	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,907	59,673	130,489	236,618	195,480	318,590	(910,946)	109,675

Equity transactions:

Purchase payments received from contract owners (note 4)	34,621	11,686	5,301	1,876	7,643	90	42,250	23,408

Transfers between funds	342,519	83,624	(45,206)	(127,437)	(319,911)	(26,074)	(267,298)	(489,373)

Redemptions (notes 2, 3, and 4)	(12,175)	(75,091)	(156,247)	(154,798)	(220,842)	(186,714)	(959,643)	(764,135)

Adjustments to maintain reserves	33	(103)	(4,329)	333	(16,404)	1,221	46,832	1,002

Net equity transactions	364,998	20,116	(200,481)	(280,026)	(549,514)	(211,477)	(1,137,859)	(1,229,098)

Net change in contract owners’ equity	403,905	79,789	(69,992)	(43,408)	(354,034)	107,113	(2,048,805)	(1,119,423)

Contract owners’ equity at beginning of period	369,851	290,062	2,130,122	2,173,530	2,618,083	2,510,970	8,044,047	9,163,470

Contract owners’ equity at end of period	$773,756	369,851	2,060,130	2,130,122	2,264,049	2,618,083	5,995,242	8,044,047

CHANGE IN UNITS:

Beginning units	18,154	12,770	178,845	203,319	144,755	157,442	962,202	1,114,806

Units purchased	36,261	20,549	16,535	16,899	26	880	27,255	32,030

Units redeemed	(5,676)	(15,165)	(32,349)	(41,373)	(29,086)	(13,567)	(177,244)	(184,634)

Ending units	48,739	18,154	163,031	178,845	115,695	144,755	812,213	962,202

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVIS2		FTVRD2		FTVSV2		TIF2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$904,357	943,309	(1,718)	(2,054)	(13,679)	(40,443)	30,494	51,339

Realized gain (loss) on investments	(90,269)	(17,607)	4,173	8,931	43,242	(268,491)	936	(37,747)

Change in unrealized gain (loss) on investments	402,272	(743,909)	17,419	(9,521)	477,844	700,634	(66,666)	429,482

Reinvested capital gains	95,394	1,472,700	22,819	50,714	156,932	391,565	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,311,754	1,654,493	42,693	48,070	664,339	783,265	(35,236)	443,074

Equity transactions:

Purchase payments received from contract owners (note 4)	80,175	70,415	-	-	137,842	37,542	2,931	6,206

Transfers between funds	(765,646)	(1,096,650)	-	(3,226)	(464,707)	54,050	(171,396)	(156,537)

Redemptions (notes 2, 3, and 4)	(2,070,137)	(2,031,622)	(60,596)	(62,617)	(876,140)	(579,756)	(277,439)	(201,543)

Adjustments to maintain reserves	(58,052)	31,261	6,086	(6,290)	20,472	(226)	(19,658)	20,239

Net equity transactions	(2,813,660)	(3,026,596)	(54,510)	(72,133)	(1,182,533)	(488,390)	(465,562)	(331,635)

Net change in contract owners’ equity	(1,501,906)	(1,372,103)	(11,817)	(24,063)	(518,194)	294,875	(500,798)	111,439

Contract owners’ equity at beginning of period	23,172,509	24,544,612	464,713	488,776	7,437,137	7,142,262	2,538,030	2,426,591

Contract owners’ equity at end of period	$21,670,603	23,172,509	452,896	464,713	6,918,943	7,437,137	2,037,232	2,538,030

CHANGE IN UNITS:

Beginning units	1,043,023	1,186,787	-	-	255,327	272,293	237,169	271,886

Units purchased	15,574	18,343	-	-	25,657	15,265	2,292	50,141

Units redeemed	(134,595)	(162,107)	-	-	(66,262)	(32,231)	(42,315)	(84,858)

Ending units	924,002	1,043,023	-	-	214,722	255,327	197,146	237,169

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVGMNS		GVMSAS		RVARS		SBLP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$533	891	996	3,325	31,946	23,049	12,842	12,506

Realized gain (loss) on investments	6,858	(152)	(276)	(202)	(22,895)	(31,426)	(9,838)	(9,255)

Change in unrealized gain (loss) on investments	3,723	4,585	881	808	(38,251)	49,331	13,071	23,686

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,114	5,324	1,601	3,931	(29,200)	40,954	16,075	26,937

Equity transactions:

Purchase payments received from contract owners (note 4)	1,625	1,083	68	408	771	1,564	1,442	2,605

Transfers between funds	(52,033)	63,685	(386)	3,572	(320,267)	(567,146)	(21,977)	(11,332)

Redemptions (notes 2, 3, and 4)	(3,867)	(1,827)	(3,203)	(3,922)	(48,009)	(40,876)	(42,742)	(26,253)

Adjustments to maintain reserves	20	(10)	19	(11)	65	(37)	(21)	27

Net equity transactions	(54,255)	62,931	(3,502)	47	(367,440)	(606,495)	(63,298)	(34,953)

Net change in contract owners’ equity	(43,141)	68,255	(1,901)	3,978	(396,640)	(565,541)	(47,223)	(8,016)

Contract owners’ equity at beginning of period	98,249	29,994	61,441	57,463	931,325	1,496,866	259,618	267,634

Contract owners’ equity at end of period	$55,108	98,249	59,540	61,441	534,685	931,325	212,395	259,618

CHANGE IN UNITS:

Beginning units	7,036	2,390	5,586	5,578	81,745	134,971	11,438	13,067

Units purchased	1,787	4,778	508	385	1,211	27,361	565	121

Units redeemed	(5,367)	(132)	(803)	(377)	(33,522)	(80,587)	(3,176)	(1,750)

Ending units	3,456	7,036	5,291	5,586	49,434	81,745	8,827	11,438

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ACC2		ACEG		AVCE2		AVGI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(7,535)	(6,519)	(236)	(173)	(5,335)	(5,146)	(24)	(18)

Realized gain (loss) on investments	(4,503)	(18,218)	16	(198)	2,266	(10,756)	1	(7)

Change in unrealized gain (loss) on investments	132,525	(12,962)	6,156	5,121	48,062	72,816	385	427

Reinvested capital gains	159,281	263,973	-	350	29,064	7,456	253	57

Net increase (decrease) in contract owners’ equity resulting from operations	279,768	226,274	5,936	5,100	74,057	64,370	615	459

Equity transactions:

Purchase payments received from contract owners (note 4)	15,002	3,504	140	139	22,060	-	-	-

Transfers between funds	(162,837)	(45,287)	-	-	(10,296)	(160)	-	-

Redemptions (notes 2, 3, and 4)	(213,563)	(322,478)	(578)	(416)	(57,532)	(61,976)	(3)	-

Adjustments to maintain reserves	575	(299)	6	(5)	27	(13)	1	(3)

Net equity transactions	(360,823)	(364,560)	(432)	(282)	(45,741)	(62,149)	(2)	(3)

Net change in contract owners’ equity	(81,055)	(138,286)	5,504	4,818	28,316	2,221	613	456

Contract owners’ equity at beginning of period	2,370,321	2,508,607	17,842	13,024	332,588	330,367	2,590	2,134

Contract owners’ equity at end of period	$2,289,266	2,370,321	23,346	17,842	360,904	332,588	3,203	2,590

CHANGE IN UNITS:

Beginning units	68,602	80,326	492	501	13,679	16,435	79	79

Units purchased	471	234	3	4	783	-	-	-

Units redeemed	(10,280)	(11,958)	(12)	(13)	(2,466)	(2,756)	-	-

Ending units	58,793	68,602	483	492	11,996	13,679	79	79

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVHS		IVKEI1		IVMCC2		IVRE

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(4,997)	(4,773)	1,997	2,948	(1,649)	(1,432)	2,211	543

Realized gain (loss) on investments	4,546	(4,719)	(1,546)	(12,952)	5,352	(5,985)	(4,017)	(2,337)

Change in unrealized gain (loss) on investments	15,893	16,054	21,714	20,292	14,978	24,499	(2,602)	12,925

Reinvested capital gains	-	-	13,943	19,030	4,332	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,442	6,562	36,108	29,318	23,013	17,082	(4,408)	11,131

Equity transactions:

Purchase payments received from contract owners (note 4)	4,101	4,705	-	-	-	-	2,076	2,427

Transfers between funds	3,397	37,461	-	-	42,158	16,736	13,986	4,524

Redemptions (notes 2, 3, and 4)	(65,917)	(34,387)	(8,823)	(46,235)	(3,679)	(19,420)	(18,079)	(4,422)

Adjustments to maintain reserves	(22)	15	18	(4)	31	5	(28)	7

Net equity transactions	(58,441)	7,794	(8,805)	(46,239)	38,510	(2,679)	(2,045)	2,536

Net change in contract owners’ equity	(42,999)	14,356	27,303	(16,921)	61,523	14,403	(6,453)	13,667

Contract owners’ equity at beginning of period	428,553	414,197	340,376	357,297	140,662	126,259	152,086	138,419

Contract owners’ equity at end of period	$385,554	428,553	367,679	340,376	202,185	140,662	145,633	152,086

CHANGE IN UNITS:

Beginning units	13,234	13,032	15,536	17,739	6,632	6,740	10,624	10,428

Units purchased	209	1,485	-	-	2,698	1,766	1,359	696

Units redeemed	(1,879)	(1,283)	(374)	(2,203)	(1,065)	(1,874)	(1,506)	(500)

Ending units	11,564	13,234	15,162	15,536	8,265	6,632	10,477	10,624

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVAG		OVAG2		OVGI		OVGR

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(583,604)	(526,540)	(17,213)	(15,098)	(6,385)	(2,745)	(47,039)	(38,184)

Realized gain (loss) on investments	(320,952)	(1,540,620)	(179,019)	(130,722)	(78,052)	(27,283)	52,575	(136,049)

Change in unrealized gain (loss) on investments	11,638,771	7,509,313	449,301	272,214	116,872	63,727	1,162,251	1,183,662

Reinvested capital gains	-	-	-	-	34,015	19,782	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,734,215	5,442,153	253,069	126,394	66,450	53,481	1,167,787	1,009,429

Equity transactions:

Purchase payments received from contract owners (note 4)	351,122	201,503	51,162	207	9	1	89,892	31,069

Transfers between funds	(1,222,721)	(546,907)	100,223	(31,833)	-	-	(88,843)	(60,593)

Redemptions (notes 2, 3, and 4)	(5,379,150)	(3,796,519)	(84,427)	(128,145)	(109,290)	(18,695)	(411,740)	(407,450)

Adjustments to maintain reserves	17,572	3,114	(48,441)	405	(76,691)	1,536	(1,341)	(1,655)

Net equity transactions	(6,233,177)	(4,138,809)	18,517	(159,366)	(185,972)	(17,158)	(412,032)	(438,629)

Net change in contract owners’ equity	4,501,038	1,303,344	271,586	(32,972)	(119,522)	36,323	755,755	570,800

Contract owners’ equity at beginning of period	49,471,295	48,167,951	1,177,055	1,210,027	304,514	268,191	3,726,324	3,155,524

Contract owners’ equity at end of period	$53,972,333	49,471,295	1,448,641	1,177,055	184,992	304,514	4,482,079	3,726,324

CHANGE IN UNITS:

Beginning units	1,054,556	1,150,080	85,776	98,385	-	-	60,727	68,783

Units purchased	19,202	17,664	21,938	3,553	-	-	1,681	1,309

Units redeemed	(137,074)	(113,188)	(21,035)	(16,162)	-	-	(7,256)	(9,365)

Ending units	936,684	1,054,556	86,679	85,776	-	-	55,152	60,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVGS		OVGSS		OVIGS		OVSB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(923,334)	(663,470)	(11,135)	(10,441)	(6,837)	(6,785)	31,513	(21,132)

Realized gain (loss) on investments	(166,276)	(1,303,836)	1,048	(2,246)	(108,413)	(80,551)	20,025	5,235

Change in unrealized gain (loss) on investments	7,544,516	14,411,062	56,051	108,706	25,132	259,715	(21,062)	147,493

Reinvested capital gains	4,565,957	8,269,685	34,909	64,776	62,293	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,020,863	20,713,441	80,873	160,795	(27,825)	172,379	30,476	131,596

Equity transactions:

Purchase payments received from contract owners (note 4)	515,280	345,451	12,862	-	54,202	21,291	652	1,077

Transfers between funds	(2,856,078)	(1,940,804)	(55,346)	(46,418)	(13,689)	53,188	(33,032)	(1,499)

Redemptions (notes 2, 3, and 4)	(8,140,071)	(6,838,460)	(35,796)	(62,481)	(134,986)	(71,856)	(167,128)	(167,040)

Adjustments to maintain reserves	23,185	(1,664)	(12,523)	(215)	34,790	(17)	146	(112)

Net equity transactions	(10,457,684)	(8,435,477)	(90,803)	(109,114)	(59,683)	2,606	(199,362)	(167,574)

Net change in contract owners’ equity	563,179	12,277,964	(9,930)	51,681	(87,508)	174,985	(168,886)	(35,978)

Contract owners’ equity at beginning of period	77,787,946	65,509,982	600,154	548,473	1,007,149	832,164	1,795,207	1,831,185

Contract owners’ equity at end of period	$78,351,125	77,787,946	590,224	600,154	919,641	1,007,149	1,626,321	1,795,207

CHANGE IN UNITS:

Beginning units	2,029,025	2,277,310	15,937	19,431	79,967	78,982	173,431	189,871

Units purchased	27,655	78,765	84	-	9,223	32,877	15,059	38,324

Units redeemed	(272,084)	(327,050)	(2,232)	(3,494)	(16,678)	(31,892)	(35,834)	(54,764)

Ending units	1,784,596	2,029,025	13,789	15,937	72,512	79,967	152,656	173,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVSBS		OVSC		OVSCS		WRASP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$4,010	(9,002)	(75,283)	3,154	(926)	(299)	316,610	433,087

Realized gain (loss) on investments	3,780	1,408	357,343	(38,368)	3,508	(1,879)	91,029	(972,914)

Change in unrealized gain (loss) on investments	(4,068)	39,157	193,744	1,014,427	2,438	12,976	2,845,313	5,827,529

Reinvested capital gains	-	-	232,333	-	2,621	-	1,646,727	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,722	31,563	708,137	979,213	7,641	10,798	4,899,679	5,287,702

Equity transactions:

Purchase payments received from contract owners (note 4)	1	92,047	8,297	81,680	-	-	236,592	330,119

Transfers between funds	29,288	6,049	460,307	71,723	-	-	(1,676,871)	(808,984)

Redemptions (notes 2, 3, and 4)	(53,683)	(176,716)	(847,525)	(383,032)	(9,952)	(25,302)	(5,611,986)	(3,675,711)

Adjustments to maintain reserves	863	(622)	1,341	(671)	275	(3)	48,019	11,768

Net equity transactions	(23,531)	(79,242)	(377,580)	(230,300)	(9,677)	(25,305)	(7,004,246)	(4,142,808)

Net change in contract owners’ equity	(19,809)	(47,679)	330,557	748,913	(2,036)	(14,507)	(2,104,567)	1,144,894

Contract owners’ equity at beginning of period	469,821	517,500	6,802,294	6,053,381	73,400	87,907	45,222,653	44,077,759

Contract owners’ equity at end of period	$450,012	469,821	7,132,851	6,802,294	71,364	73,400	43,118,086	45,222,653

CHANGE IN UNITS:

Beginning units	29,047	34,053	205,659	213,847	-	-	1,131,058	1,243,542

Units purchased	1,764	6,151	48,920	25,517	-	-	21,358	40,115

Units redeemed	(2,958)	(11,157)	(61,407)	(33,705)	-	-	(183,042)	(152,599)

Ending units	27,853	29,047	193,172	205,659	-	-	969,374	1,131,058

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRBDP		WRBP		WRCEP		WRENG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$447,116	393,607	15	(154)	(550,162)	(467,092)	25,632	34,454

Realized gain (loss) on investments	(462,417)	(596,287)	4,617	(3,268)	3,349,705	684,927	98,660	(18,106)

Change in unrealized gain (loss) on investments	357,934	1,553,449	(24)	8,048	5,546,999	6,675,301	(200,709)	32,746

Reinvested capital gains	-	-	-	-	7,734,244	6,407,683	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	342,633	1,350,769	4,608	4,626	16,080,786	13,300,819	(76,417)	49,094

Equity transactions:

Purchase payments received from contract owners (note 4)	176,573	251,972	3	-	294,896	360,764	2,637	2,634

Transfers between funds	1,746,320	646,970	-	-	(1,635,366)	(2,552,896)	(213,625)	(57,520)

Redemptions (notes 2, 3, and 4)	(2,706,222)	(2,638,224)	(20,825)	(7,304)	(9,636,286)	(6,319,456)	(136,574)	(160,912)

Adjustments to maintain reserves	25,825	(1,423)	16,391	7,802	76,557	(13,065)	106	(65)

Net equity transactions	(757,504)	(1,740,705)	(4,431)	498	(10,900,199)	(8,524,653)	(347,456)	(215,863)

Net change in contract owners’ equity	(414,871)	(389,936)	177	5,124	5,180,587	4,776,166	(423,873)	(166,769)

Contract owners’ equity at beginning of period	23,900,670	24,290,606	41,736	36,612	69,270,456	64,494,290	1,610,647	1,777,416

Contract owners’ equity at end of period	$23,485,799	23,900,670	41,913	41,736	74,451,043	69,270,456	1,186,774	1,610,647

CHANGE IN UNITS:

Beginning units	1,355,331	1,461,295	-	-	1,622,321	1,847,851	163,314	185,316

Units purchased	177,675	121,383	-	-	45,702	20,344	7,231	9,128

Units redeemed	(219,798)	(227,347)	-	-	(265,567)	(245,874)	(41,807)	(31,130)

Ending units	1,313,208	1,355,331	-	-	1,402,456	1,622,321	128,738	163,314

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRGNR		WRGP		WRHIP		WRI2P

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$103,989	37,894	(1,158,809)	(1,026,320)	1,498,460	1,500,313	15,533	41,780

Realized gain (loss) on investments	74,582	(13,366)	(452,739)	(2,735,603)	(1,043,538)	(686,565)	(99,586)	(30,380)

Change in unrealized gain (loss) on investments	(213,765)	(6,655)	9,223,548	23,160,657	914,069	2,077,992	277,325	992,339

Reinvested capital gains	-	-	13,694,918	9,327,474	-	-	17,344	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,194)	17,873	21,306,918	28,726,208	1,368,991	2,891,740	210,616	1,003,739

Equity transactions:

Purchase payments received from contract owners (note 4)	11,426	101,152	597,019	791,564	65,419	112,355	84,535	86,692

Transfers between funds	(3,750)	(99,992)	(3,234,961)	(2,909,771)	145,112	(721,004)	41,828	(221,126)

Redemptions (notes 2, 3, and 4)	(227,605)	(238,604)	(14,109,645)	(9,060,966)	(3,823,132)	(2,203,053)	(809,874)	(537,053)

Adjustments to maintain reserves	8,393	(3,728)	289,366	(240,423)	72,400	20,059	8,064	631

Net equity transactions	(211,536)	(241,172)	(16,458,221)	(11,419,596)	(3,540,201)	(2,791,643)	(675,447)	(670,856)

Net change in contract owners’ equity	(246,730)	(223,299)	4,848,697	17,306,612	(2,171,210)	100,097	(464,831)	332,883

Contract owners’ equity at beginning of period	2,468,628	2,691,927	100,327,999	83,021,387	29,241,363	29,141,266	7,570,461	7,237,578

Contract owners’ equity at end of period	$2,221,898	2,468,628	105,176,696	100,327,999	27,070,153	29,241,363	7,105,630	7,570,461

CHANGE IN UNITS:

Beginning units	209,326	229,128	1,890,095	2,130,588	862,998	951,370	300,301	328,758

Units purchased	22,753	20,986	34,536	41,801	43,916	25,592	27,974	14,384

Units redeemed	(40,427)	(40,788)	(307,023)	(282,294)	(146,200)	(113,964)	(53,699)	(42,841)

Ending units	191,652	209,326	1,617,608	1,890,095	760,714	862,998	274,576	300,301

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRIP		WRLTBP		WRMCG		WRSCP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(15,495)	(157,736)	152,102	26,890	(170,231)	(172,714)	(307,132)	(303,914)

Realized gain (loss) on investments	452,369	(60,608)	(43,611)	(49,345)	(451,224)	(690,842)	(3,061,186)	(2,227,976)

Change in unrealized gain (loss) on investments	2,392,358	(308,389)	44,114	177,987	363,869	1,662,149	6,820,357	1,240,269

Reinvested capital gains	181,242	3,193,783	-	-	464,004	1,896,440	-	4,369,712

Net increase (decrease) in contract owners’ equity resulting from operations	3,010,474	2,667,050	152,605	155,532	206,418	2,695,033	3,452,039	3,078,091

Equity transactions:

Purchase payments received from contract owners (note 4)	430,918	228,868	5,846	7,689	233,403	182,976	151,337	176,741

Transfers between funds	6,500,155	(543,650)	801,660	170,023	(794,524)	(452,020)	(493,049)	(582,088)

Redemptions (notes 2, 3, and 4)	(3,246,587)	(1,374,892)	(313,435)	(433,673)	(1,906,974)	(1,361,236)	(3,886,858)	(2,488,978)

Adjustments to maintain reserves	50,599	(16,377)	108	(37)	21,395	(948)	13,622	(2,084)

Net equity transactions	3,735,085	(1,706,051)	494,179	(255,998)	(2,446,700)	(1,631,228)	(4,214,948)	(2,896,409)

Net change in contract owners’ equity	6,745,559	960,999	646,784	(100,466)	(2,240,282)	1,063,805	(762,909)	181,682

Contract owners’ equity at beginning of period	16,015,449	15,054,450	4,248,669	4,349,135	16,478,685	15,414,880	27,526,132	27,344,450

Contract owners’ equity at end of period	$22,761,008	16,015,449	4,895,453	4,248,669	14,238,403	16,478,685	26,763,223	27,526,132

CHANGE IN UNITS:

Beginning units	570,808	636,694	403,969	429,266	295,069	326,607	837,978	931,233

Units purchased	264,145	17,703	123,614	56,938	20,554	23,006	29,731	29,229

Units redeemed	(134,792)	(83,589)	(76,482)	(82,235)	(63,851)	(54,544)	(147,455)	(122,484)

Ending units	700,161	570,808	451,101	403,969	251,772	295,069	720,254	837,978

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRSCV		WRSTP		WRVP		JABS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(37,306)	(40,562)	(697,737)	(571,020)	-	6	15,296	16,613

Realized gain (loss) on investments	(227,411)	(355,179)	572,767	(870,911)	(191)	(283)	151,872	313

Change in unrealized gain (loss) on investments	854,689	552,382	14,021,438	15,021,765	188	134	113,196	176,944

Reinvested capital gains	8,213	468,706	1,877,728	2,820,568	31	255	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	598,185	625,347	15,774,196	16,400,402	28	112	280,364	193,870

Equity transactions:

Purchase payments received from contract owners (note 4)	12,640	44,402	231,482	277,814	-	-	610,111	2,883

Transfers between funds	(31,436)	178,131	(2,197,239)	(1,505,735)	-	-	366,017	1,103,414

Redemptions (notes 2, 3, and 4)	(632,705)	(566,994)	(6,691,849)	(4,706,831)	(1,594)	(468)	(1,116,120)	(52,986)

Adjustments to maintain reserves	87	(121)	24,498	(2,701)	1,566	(1,505)	48	(40)

Net equity transactions	(651,414)	(344,582)	(8,633,108)	(5,937,453)	(28)	(1,973)	(139,944)	1,053,271

Net change in contract owners’ equity	(53,229)	280,765	7,141,088	10,462,949	-	(1,861)	140,420	1,247,141

Contract owners’ equity at beginning of period	4,730,897	4,450,132	56,834,182	46,371,233	-	1,861	2,250,194	1,003,053

Contract owners’ equity at end of period	$4,677,668	4,730,897	63,975,270	56,834,182	-	-	2,390,614	2,250,194

CHANGE IN UNITS:

Beginning units	126,467	136,519	834,334	937,241	-	-	216,212	104,282

Units purchased	8,898	12,018	18,340	15,835	-	-	111,958	114,611

Units redeemed	(24,819)	(22,070)	(125,570)	(118,742)	-	-	(126,379)	(2,681)

Ending units	110,546	126,467	727,104	834,334	-	-	201,791	216,212

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JACAS		JAFBS		JAGSEI		JAGTS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,095,988)	(827,679)	57,388	59,306	(807)	(8)	(647,928)	(472,870)

Realized gain (loss) on investments	5,371,050	1,835,683	(157,468)	(43,627)	12,484	(656)	2,840,839	349,501

Change in unrealized gain (loss) on investments	12,542,689	25,654,827	102,540	76,052	(1,696)	1,340	12,587,594	17,496,718

Reinvested capital gains	6,260,241	-	-	-	425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,077,992	26,662,831	2,460	91,731	10,406	676	14,780,505	17,373,349

Equity transactions:

Purchase payments received from contract owners (note 4)	812,348	417,427	878	3,040	-	-	834,625	248,994

Transfers between funds	(4,084,144)	(476,316)	86,824	722,876	31,980	32,925	91,453	3,152,378

Redemptions (notes 2, 3, and 4)	(10,648,806)	(7,845,451)	(526,633)	(150,955)	(7,403)	(1,634)	(5,220,603)	(3,434,868)

Adjustments to maintain reserves	(152,398)	(11,771)	86	(61)	2	(1)	(221,127)	1,480

Net equity transactions	(14,073,000)	(7,916,111)	(438,845)	574,900	24,579	31,290	(4,515,652)	(32,016)

Net change in contract owners’ equity	9,004,992	18,746,720	(436,385)	666,631	34,985	31,966	10,264,853	17,341,333

Contract owners’ equity at beginning of period	91,663,537	72,916,817	2,384,151	1,717,520	31,966	-	50,140,500	32,799,167

Contract owners’ equity at end of period	$100,668,529	91,663,537	1,947,766	2,384,151	66,951	31,966	60,405,353	50,140,500

CHANGE IN UNITS:

Beginning units	1,995,759	2,191,307	235,472	177,158	2,875	-	1,623,256	1,621,044

Units purchased	52,512	97,388	19,091	78,142	10,181	3,784	144,017	290,583

Units redeemed	(318,885)	(292,936)	(63,008)	(19,828)	(7,568)	(909)	(266,544)	(288,371)

Ending units	1,729,386	1,995,759	191,555	235,472	5,488	2,875	1,500,729	1,623,256

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAIGS		JAMGS		JAWGS		LZREMS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$47,434	97,497	(1,192)	-	(224)	-	25,763	43,364

Realized gain (loss) on investments	560,277	281,698	19,670	-	351	-	26,375	(3,576)

Change in unrealized gain (loss) on investments	903,017	2,563,029	(1,640)	-	756	-	23,098	195,621

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,510,728	2,942,224	16,838	-	883	-	75,236	235,409

Equity transactions:

Purchase payments received from contract owners (note 4)	333,632	164,134	229	-	476	-	35	1,006

Transfers between funds	(313,026)	(722,411)	205,038	-	75,352	-	(114,803)	(5,461)

Redemptions (notes 2, 3, and 4)	(3,803,309)	(2,520,301)	(6,349)	-	(343)	-	(136,859)	(125,095)

Adjustments to maintain reserves	40,416	7,430	(1)	-	(3)	-	107	(54)

Net equity transactions	(3,742,287)	(3,071,148)	198,917	-	75,482	-	(251,520)	(129,604)

Net change in contract owners’ equity	(2,231,559)	(128,924)	215,755	-	76,365	-	(176,284)	105,805

Contract owners’ equity at beginning of period	32,347,003	32,475,927	-	-	-	-	1,222,140	1,116,335

Contract owners’ equity at end of period	$30,115,444	32,347,003	215,755	-	76,365	-	1,045,856	1,222,140

CHANGE IN UNITS:

Beginning units	1,732,328	1,902,947	-	-	-	-	110,635	122,236

Units purchased	51,151	59,332	39,532	-	18,257	-	3,484	38,687

Units redeemed	(238,988)	(229,951)	(20,080)	-	(11,426)	-	(25,067)	(50,288)

Ending units	1,544,491	1,732,328	19,452	-	6,831	-	89,052	110,635

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SBVSG2		LACDV2		LACDVS		LACI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(4)	-	66,180	-	(2,523)	-	(1,160)	-

Realized gain (loss) on investments	-	-	(3,651,898)	-	8,216	-	21,242	-

Change in unrealized gain (loss) on investments	(496)	-	5,856,433	-	18,690	-	(6,648)	-

Reinvested capital gains	133	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(367)	-	2,270,715	-	24,383	-	13,434	-

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	3,499,387	-	-	-	923,505	-

Transfers between funds	4,088	-	36,310,969	-	363,736	-	(28,874)	-

Redemptions (notes 2, 3, and 4)	-	-	(2,946,763)	-	(30,536)	-	(38,711)	-

Adjustments to maintain reserves	-	-	(5,781)	-	(28)	-	4,695	-

Net equity transactions	4,088	-	36,857,812	-	333,172	-	860,615	-

Net change in contract owners’ equity	3,721	-	39,128,527	-	357,555	-	874,049	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$3,721	-	39,128,527	-	357,555	-	874,049	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	343	-	3,762,234	-	39,740	-	34,893	-

Units redeemed	-	-	(326,444)	-	(5,665)	-	(3,562)	-

Ending units	343	-	3,435,790	-	34,075	-	31,331	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACIPS		LACMV2		LACMVS		LACU2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$296,942	-	140,943	-	11,956	-	(770)	-

Realized gain (loss) on investments	(387,973)	-	59,871	-	(425,738)	-	675	-

Change in unrealized gain (loss) on investments	407,202	-	266,168	-	447,375	-	10,029	-

Reinvested capital gains	-	-	196,051	-	12,884	-	730	-

Net increase (decrease) in contract owners’ equity resulting from operations	316,171	-	663,033	-	46,477	-	10,664	-

Equity transactions:

Purchase payments received from contract owners (note 4)	616	-	7,085	-	-	-	-	-

Transfers between funds	12,317,182	-	10,799,344	-	331,430	-	58,017	-

Redemptions (notes 2, 3, and 4)	(700,829)	-	(750,000)	-	(411,743)	-	(2,532)	-

Adjustments to maintain reserves	(40,362)	-	10,438	-	341,712	-	(1)	-

Net equity transactions	11,576,607	-	10,066,867	-	261,399	-	55,484	-

Net change in contract owners’ equity	11,892,778	-	10,729,900	-	307,876	-	66,148	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$11,892,778	-	10,729,900	-	307,876	-	66,148	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	1,214,380	-	1,118,862	-	-	-	5,802	-

Units redeemed	(95,974)	-	(107,948)	-	-	-	(196)	-

Ending units	1,118,406	-	1,010,914	-	-	-	5,606	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACV2		LACVS		LJPMVS		LOVTRC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$19,528	-	10,713	-	9,337	120,427	41,928	30,157

Realized gain (loss) on investments	46,181	-	2,972	-	204,820	12,759	(44,941)	(69,223)

Change in unrealized gain (loss) on investments	30,066	-	23,745	-	(569,027)	941,758	15,236	87,007

Reinvested capital gains	12,013	-	7,103	-	1,745,760	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	107,788	-	44,533	-	1,390,890	1,074,944	12,223	47,941

Equity transactions:

Purchase payments received from contract owners (note 4)	1,279,024	-	1,973	-	61,647	5,942	1,604	1,642

Transfers between funds	(2,468)	-	766,200	-	(472,553)	10,861,564	342,468	175,089

Redemptions (notes 2, 3, and 4)	(104,542)	-	(30,720)	-	(1,174,693)	(694,185)	(138,640)	(88,377)

Adjustments to maintain reserves	(886)	-	(4)	-	337	(361)	60	(35)

Net equity transactions	1,171,128	-	737,449	-	(1,585,262)	10,172,960	205,492	88,319

Net change in contract owners’ equity	1,278,916	-	781,982	-	(194,372)	11,247,904	217,715	136,260

Contract owners’ equity at beginning of period	-	-	-	-	11,247,904	-	939,870	803,610

Contract owners’ equity at end of period	$1,278,916	-	781,982	-	11,053,532	11,247,904	1,157,585	939,870

CHANGE IN UNITS:

Beginning units	-	-	-	-	1,018,233	-	93,703	83,960

Units purchased	21,825	-	78,576	-	8,800	1,149,427	40,448	38,223

Units redeemed	(1,760)	-	(4,582)	-	(141,655)	(131,194)	(20,328)	(28,480)

Ending units	20,065	-	73,994	-	885,378	1,018,233	113,823	93,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	M2IGSS		MMCGSC		MNDSC		MV2RIS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(2,717)	(2,642)	(6,414)	(7,485)	(25,640)	(26,256)	764	(736)

Realized gain (loss) on investments	8,433	6,191	(2,151)	(6,192)	(244,321)	(167,702)	5,301	(5,253)

Change in unrealized gain (loss) on investments	5,211	28,980	28,558	78,052	388,276	464,304	30	37,180

Reinvested capital gains	21,435	11,648	23,918	6,304	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,362	44,177	43,911	70,679	118,315	270,346	6,095	31,191

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	15,003	-	89,831	20,723	3,012	8,557

Transfers between funds	(5,291)	-	(5,080)	(946)	(253,091)	24,371	(42,778)	(91,064)

Redemptions (notes 2, 3, and 4)	(23,271)	(19,468)	(136,421)	(24,739)	(298,667)	(152,947)	(16,191)	(78,434)

Adjustments to maintain reserves	202	(1)	43	(45)	35,798	(113)	26	(15)

Net equity transactions	(28,360)	(19,469)	(126,455)	(25,730)	(426,129)	(107,966)	(55,931)	(160,956)

Net change in contract owners’ equity	4,002	24,708	(82,544)	44,949	(307,814)	162,380	(49,836)	(129,765)

Contract owners’ equity at beginning of period	231,739	207,031	436,188	391,239	2,313,728	2,151,348	234,772	364,537

Contract owners’ equity at end of period	$235,741	231,739	353,644	436,188	2,005,914	2,313,728	184,936	234,772

CHANGE IN UNITS:

Beginning units	-	-	13,598	14,503	85,379	89,513	17,620	30,479

Units purchased	-	-	534	10	1,471	6,288	225	3,588

Units redeemed	-	-	(4,421)	(915)	(18,224)	(10,422)	(4,201)	(16,447)

Ending units	-	-	9,711	13,598	68,626	85,379	13,644	17,620

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MV3LMS		MV3MVS		MVFSC		MVIGSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(139)	-	(333)	1,724	58,723	50,168	(1,294)	(278)

Realized gain (loss) on investments	1	-	3,864	(7,229)	(87,488)	(291,083)	8,682	869

Change in unrealized gain (loss) on investments	223	-	18,537	31,149	549,159	15,240	19,437	33,259

Reinvested capital gains	-	-	13,384	11,229	1,714,042	1,578,971	1,461	13,419

Net increase (decrease) in contract owners’ equity resulting from operations	85	-	35,452	36,873	2,234,436	1,353,296	28,286	47,269

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	2,296	1,934	88,888	111,837	37	(247)

Transfers between funds	83,097	-	65,950	38,405	(604,833)	(1,032,496)	252,237	203,804

Redemptions (notes 2, 3, and 4)	-	-	(120,599)	(52,364)	(3,409,546)	(2,152,854)	(51,284)	(71,547)

Adjustments to maintain reserves	(1)	-	49	(10)	37,170	12,130	34	(19)

Net equity transactions	83,096	-	(52,304)	(12,035)	(3,888,321)	(3,061,383)	201,024	131,991

Net change in contract owners’ equity	83,181	-	(16,852)	24,838	(1,653,885)	(1,708,087)	229,310	179,260

Contract owners’ equity at beginning of period	-	-	357,521	332,683	22,844,932	24,553,019	468,410	289,150

Contract owners’ equity at end of period	$83,181	-	340,669	357,521	21,191,047	22,844,932	697,720	468,410

CHANGE IN UNITS:

Beginning units	-	-	20,230	20,922	705,991	807,511	36,721	25,646

Units purchased	7,796	-	9,317	2,745	13,729	15,957	18,936	30,523

Units redeemed	-	-	(12,400)	(3,437)	(124,625)	(117,477)	(4,859)	(19,448)

Ending units	7,796	-	17,147	20,230	595,095	705,991	50,798	36,721

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVIVSC		MSEM		MSVEG2		MSVMG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,049	(87,215)	181,166	157,374	(9,302)	(12,319)	-	(45)

Realized gain (loss) on investments	37,679	(88,626)	(244,373)	(130,554)	116,816	(200,271)	-	(51,061)

Change in unrealized gain (loss) on investments	167,212	1,178,326	256,627	185,369	221,117	439,510	-	54,842

Reinvested capital gains	573,185	995,573	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	779,125	1,998,058	193,420	212,189	328,631	226,920	-	3,736

Equity transactions:

Purchase payments received from contract owners (note 4)	77,674	45,364	4,867	4,744	2,908	2,278	-	8,879

Transfers between funds	(623,365)	(866,197)	(278,114)	(39,646)	(280,886)	588,439	-	-

Redemptions (notes 2, 3, and 4)	(1,700,431)	(942,068)	(222,139)	(168,347)	(52,744)	(125,758)	-	(33,298)

Adjustments to maintain reserves	(18,162)	51	348	(133)	57	(44)	-	(836)

Net equity transactions	(2,264,284)	(1,762,850)	(495,038)	(203,382)	(330,665)	464,915	-	(25,255)

Net change in contract owners’ equity	(1,485,159)	235,208	(301,618)	8,807	(2,034)	691,835	-	(21,519)

Contract owners’ equity at beginning of period	13,422,749	13,187,541	2,186,831	2,178,024	1,134,883	443,048	-	21,519

Contract owners’ equity at end of period	$11,937,590	13,422,749	1,885,213	2,186,831	1,132,849	1,134,883	-	-

CHANGE IN UNITS:

Beginning units	520,246	592,899	56,015	61,839	200,644	114,858	-	1,159

Units purchased	11,269	18,473	404	216	34,999	456,240	-	364

Units redeemed	(96,326)	(91,126)	(13,323)	(6,040)	(97,439)	(370,454)	-	(1,523)

Ending units	435,189	520,246	43,096	56,015	138,204	200,644	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DTRTFB		EIF		GBF		GBF2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$46,323	12,364	106,683	116,530	932,574	695,626	7,758	3,532

Realized gain (loss) on investments	(3,553)	(5,912)	628,394	364,838	(1,217,726)	(930,579)	(1,409)	(9,409)

Change in unrealized gain (loss) on investments	(29,852)	21,349	18,842	(117,943)	208,881	1,795,807	(12,580)	21,081

Reinvested capital gains	-	-	692,153	1,371,322	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,918	27,801	1,446,072	1,734,747	(76,271)	1,560,854	(6,231)	15,204

Equity transactions:

Purchase payments received from contract owners (note 4)	2	-	179,133	74,788	276,977	331,031	-	262

Transfers between funds	22,614	84,537	440,182	(460,521)	794,839	(310,686)	30,915	20,537

Redemptions (notes 2, 3, and 4)	(28,382)	(42,246)	(2,146,966)	(1,364,981)	(5,042,525)	(4,174,237)	(21,877)	(141,503)

Adjustments to maintain reserves	28	(28)	(78,439)	(459)	(184,075)	46,226	4,050	(4,317)

Net equity transactions	(5,738)	42,263	(1,606,090)	(1,751,173)	(4,154,784)	(4,107,666)	13,088	(125,021)

Net change in contract owners’ equity	7,180	70,064	(160,018)	(16,426)	(4,231,055)	(2,546,812)	6,857	(109,817)

Contract owners’ equity at beginning of period	588,191	518,127	17,320,710	17,337,136	44,837,716	47,384,528	591,971	701,788

Contract owners’ equity at end of period	$595,371	588,191	17,160,692	17,320,710	40,606,661	44,837,716	598,828	591,971

CHANGE IN UNITS:

Beginning units	60,758	55,999	455,630	504,949	2,661,173	2,910,714	54,282	65,399

Units purchased	8,022	15,881	25,613	9,826	211,962	118,787	3,041	2,284

Units redeemed	(8,537)	(11,122)	(65,859)	(59,145)	(452,830)	(368,328)	(1,730)	(13,401)

Ending units	60,243	60,758	415,384	455,630	2,420,305	2,661,173	55,593	54,282

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GEM		GEM2		GIG		GVAAA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$12,051	41,509	(806)	(583)	174,135	183,601	(911,155)	(866,496)

Realized gain (loss) on investments	(151,072)	(28,174)	333	6	355,197	(155,114)	966,865	435,055

Change in unrealized gain (loss) on investments	477,278	199,028	6,088	4,046	617,063	2,082,920	7,998,495	1,586,370

Reinvested capital gains	-	-	-	-	-	-	2,808,739	7,842,851

Net increase (decrease) in contract owners’ equity resulting from operations	338,257	212,363	5,615	3,469	1,146,395	2,111,407	10,862,944	8,997,780

Equity transactions:

Purchase payments received from contract owners (note 4)	84,512	65,127	15,851	4,647	170,677	37,447	231,454	596,571

Transfers between funds	(156,530)	(77,376)	1,104	2,337	(127,440)	(817,658)	(2,603,738)	(216,945)

Redemptions (notes 2, 3, and 4)	(864,663)	(683,832)	(3,729)	(14,113)	(1,639,781)	(840,545)	(10,176,992)	(7,269,016)

Adjustments to maintain reserves	3,074	(908)	(15,459)	(23)	100,341	(3,618)	(25,140)	30,339

Net equity transactions	(933,607)	(696,989)	(2,233)	(7,152)	(1,496,203)	(1,624,374)	(12,574,416)	(6,859,051)

Net change in contract owners’ equity	(595,350)	(484,626)	3,382	(3,683)	(349,808)	487,033	(1,711,472)	2,138,729

Contract owners’ equity at beginning of period	7,073,850	7,558,476	141,111	144,794	11,544,297	11,057,264	78,718,940	76,580,211

Contract owners’ equity at end of period	$6,478,500	7,073,850	144,493	141,111	11,194,489	11,544,297	77,007,468	78,718,940

CHANGE IN UNITS:

Beginning units	332,133	365,849	16,662	17,418	552,125	637,539	3,084,777	3,376,092

Units purchased	15,981	18,874	849	1,301	15,661	11,007	119,486	142,164

Units redeemed	(58,408)	(52,590)	(1,098)	(2,057)	(81,981)	(96,421)	(575,162)	(433,479)

Ending units	289,706	332,133	16,413	16,662	485,805	552,125	2,629,101	3,084,777

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVABD2		GVAGG2		GVAGI2		GVAGR2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(83,597)	(95,765)	(228,987)	(204,594)	(270,261)	(228,548)	(521,469)	(434,603)

Realized gain (loss) on investments	(174,007)	(192,793)	581,332	561,949	597,306	199,302	1,676,961	1,130,953

Change in unrealized gain (loss) on investments	214,476	559,710	764,168	1,268,055	3,126,076	2,643,572	8,695,439	6,804,958

Reinvested capital gains	-	-	1,162,927	1,813,753	1,230,909	1,795,709	1,645,946	4,171,181

Net increase (decrease) in contract owners’ equity resulting from operations	(43,128)	271,152	2,279,440	3,439,163	4,684,030	4,410,035	11,496,877	11,672,489

Equity transactions:

Purchase payments received from contract owners (note 4)	315,698	51,976	383,179	41,153	508,319	29,771	632,608	124,357

Transfers between funds	168,647	575,095	(849,119)	398,917	(271,403)	23,279	(247,789)	(897,455)

Redemptions (notes 2, 3, and 4)	(1,280,997)	(1,976,586)	(1,602,037)	(1,800,262)	(1,740,366)	(2,123,106)	(4,837,988)	(4,192,109)

Adjustments to maintain reserves	31,706	302	(23,424)	2,622	(24,421)	(496)	(384)	8,674

Net equity transactions	(764,946)	(1,349,213)	(2,091,401)	(1,357,570)	(1,527,871)	(2,070,552)	(4,453,553)	(4,956,533)

Net change in contract owners’ equity	(808,074)	(1,078,061)	188,039	2,081,593	3,156,159	2,339,483	7,043,324	6,715,956

Contract owners’ equity at beginning of period	7,884,412	8,962,473	19,257,887	17,176,294	21,541,881	19,202,398	41,037,995	34,322,039

Contract owners’ equity at end of period	$7,076,338	7,884,412	19,445,926	19,257,887	24,698,040	21,541,881	48,081,319	41,037,995

CHANGE IN UNITS:

Beginning units	636,041	746,459	568,924	613,354	681,184	754,181	866,298	987,915

Units purchased	65,545	96,016	21,024	51,054	43,171	21,054	50,643	55,958

Units redeemed	(132,751)	(206,434)	(77,049)	(95,484)	(85,654)	(94,051)	(131,222)	(177,575)

Ending units	568,835	636,041	512,899	568,924	638,701	681,184	785,719	866,298

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVDMA		GVDMC		GVEX1		GVEX2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(722,125)	(684,960)	(245,383)	(260,564)	830	3,839	(124,336)	26,396

Realized gain (loss) on investments	(2,894,435)	(1,773,396)	(782,798)	(1,388,954)	155,672	(403,468)	(3,205,373)	(8,436,123)

Change in unrealized gain (loss) on investments	9,155,072	10,304,368	1,994,305	3,681,239	104,909	607,025	12,148,189	15,956,326

Reinvested capital gains	-	594,483	-	-	1,044	1,074	31,601	44,597

Net increase (decrease) in contract owners’ equity resulting from operations	5,538,512	8,440,495	966,124	2,031,721	262,455	208,470	8,850,081	7,591,196

Equity transactions:

Purchase payments received from contract owners (note 4)	310,405	549,243	397,678	224,792	69,689	22,353	720,222	847,105

Transfers between funds	(757,149)	(14,563)	(293,141)	(409,689)	593,053	418,558	3,336,311	1,045,206

Redemptions (notes 2, 3, and 4)	(6,818,840)	(4,290,338)	(4,473,056)	(3,691,556)	(212,191)	(180,525)	(4,886,257)	(2,627,759)

Adjustments to maintain reserves	(326,673)	340,700	(41,717)	4,054	18	(15)	(58,666)	2,146

Net equity transactions	(7,592,257)	(3,414,958)	(4,410,236)	(3,872,399)	450,569	260,371	(888,390)	(733,302)

Net change in contract owners’ equity	(2,053,745)	5,025,537	(3,444,112)	(1,840,678)	713,024	468,841	7,961,691	6,857,894

Contract owners’ equity at beginning of period	58,350,132	53,324,595	21,100,388	22,941,066	1,261,289	792,448	38,774,039	31,916,145

Contract owners’ equity at end of period	$56,296,387	58,350,132	17,656,276	21,100,388	1,974,313	1,261,289	46,735,730	38,774,039

CHANGE IN UNITS:

Beginning units	1,853,324	1,985,264	963,292	1,165,340	74,466	58,190	1,240,589	1,270,982

Units purchased	13,439	39,182	25,883	18,029	58,145	32,205	244,942	189,488

Units redeemed	(226,072)	(171,122)	(214,521)	(220,077)	(37,902)	(15,929)	(269,761)	(219,881)

Ending units	1,640,691	1,853,324	774,654	963,292	94,709	74,466	1,215,770	1,240,589

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVIDA		GVIDC		GVIDM		GVIX8

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(322,429)	(303,310)	(142,486)	(162,343)	(1,072,040)	(1,067,739)	88,110	47,525

Realized gain (loss) on investments	(595,456)	(850,329)	(54,656)	(453,109)	(4,976,924)	(6,499,593)	114,034	50,652

Change in unrealized gain (loss) on investments	3,886,883	5,137,297	499,627	1,481,961	12,653,832	18,700,317	(105,877)	552,844

Reinvested capital gains	-	293,187	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,968,998	4,276,845	302,485	866,509	6,604,868	11,132,985	96,267	651,021

Equity transactions:

Purchase payments received from contract owners (note 4)	293,738	283,089	82,412	314,406	723,804	690,577	18,920	49,403

Transfers between funds	(1,435,009)	(389,294)	(355,729)	(1,791,929)	(2,384,978)	(2,273,544)	(53,916)	177,230

Redemptions (notes 2, 3, and 4)	(2,002,611)	(1,952,479)	(923,812)	(2,015,132)	(10,319,011)	(8,033,627)	(669,307)	(439,470)

Adjustments to maintain reserves	3,777	113	73,685	12,571	24,068	108,887	149	(148)

Net equity transactions	(3,140,105)	(2,058,571)	(1,123,444)	(3,480,084)	(11,956,117)	(9,507,707)	(704,154)	(212,985)

Net change in contract owners’ equity	(171,107)	2,218,274	(820,959)	(2,613,575)	(5,351,249)	1,625,278	(607,887)	438,036

Contract owners’ equity at beginning of period	26,947,106	24,728,832	12,091,196	14,704,771	90,545,969	88,920,691	4,658,280	4,220,244

Contract owners’ equity at end of period	$26,775,999	26,947,106	11,270,237	12,091,196	85,194,720	90,545,969	4,050,393	4,658,280

CHANGE IN UNITS:

Beginning units	793,422	859,280	736,991	966,213	3,423,372	3,813,418	337,731	355,440

Units purchased	10,970	12,184	6,854	33,399	46,086	41,705	15,741	51,407

Units redeemed	(95,894)	(78,042)	(69,388)	(262,621)	(474,103)	(431,751)	(64,758)	(69,116)

Ending units	708,498	793,422	674,457	736,991	2,995,355	3,423,372	288,714	337,731

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	HIBF		IDPG2		IDPGI2		MCIF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$769,962	876,063	(5,255)	(5,365)	(1,143)	(628)	(65,278)	59,381

Realized gain (loss) on investments	(429,383)	(495,800)	(223)	(29,619)	398	(62)	(1,645,330)	(2,352,134)

Change in unrealized gain (loss) on investments	540,880	1,688,703	43,248	95,604	7,099	6,960	6,283,088	7,781,549

Reinvested capital gains	-	-	-	-	-	-	3,061,694	3,320,711

Net increase (decrease) in contract owners’ equity resulting from operations	881,459	2,068,966	37,770	60,620	6,354	6,270	7,634,174	8,809,507

Equity transactions:

Purchase payments received from contract owners (note 4)	226,011	97,774	11,523	12,253	1,008	1,002	469,462	459,661

Transfers between funds	(220,869)	(229,278)	1,194	(48,625)	39,889	14,220	(1,195,156)	(1,303,034)

Redemptions (notes 2, 3, and 4)	(2,158,003)	(1,873,606)	(30)	(115,240)	(9,450)	(3)	(7,889,062)	(7,073,687)

Adjustments to maintain reserves	10,621	18,917	11	(7)	9	(10)	(34,171)	20,199

Net equity transactions	(2,142,240)	(1,986,193)	12,698	(151,619)	31,456	15,209	(8,648,927)	(7,896,861)

Net change in contract owners’ equity	(1,260,781)	82,773	50,468	(90,999)	37,810	21,479	(1,014,753)	912,646

Contract owners’ equity at beginning of period	18,619,254	18,536,481	468,869	559,868	69,405	47,926	65,698,298	64,785,652

Contract owners’ equity at end of period	$17,358,473	18,619,254	519,337	468,869	107,215	69,405	64,683,545	65,698,298

CHANGE IN UNITS:

Beginning units	632,627	704,635	31,973	42,739	5,236	3,995	793,427	898,210

Units purchased	41,342	27,648	830	902	3,059	1,242	17,299	17,705

Units redeemed	(111,218)	(99,656)	(1)	(11,668)	(672)	(1)	(113,859)	(122,488)

Ending units	562,751	632,627	32,802	31,973	7,623	5,236	696,867	793,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MCIF2		MSBF		NAMAA2		NAMGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(19,676)	(16,659)	1,204,482	1,020,444	(25,281)	(22,001)	(4,263)	(3,441)

Realized gain (loss) on investments	(174,062)	(200,635)	(139,860)	(250,058)	(13,216)	(67,667)	25,083	1,195

Change in unrealized gain (loss) on investments	309,263	374,842	956,170	(338,580)	326,880	211,028	33,552	47,333

Reinvested capital gains	96,522	109,745	-	1,255,592	-	154,073	18,037	23,286

Net increase (decrease) in contract owners’ equity resulting from operations	212,047	267,293	2,020,792	1,687,398	288,383	275,433	72,409	68,373

Equity transactions:

Purchase payments received from contract owners (note 4)	20,888	262	160,530	326,794	2,794	1,698	11,149	-

Transfers between funds	(41,673)	8,072	505,618	15,661	(3,896)	80,481	(14,768)	-

Redemptions (notes 2, 3, and 4)	(257,028)	(295,010)	(2,602,449)	(2,471,228)	(101,762)	(221,980)	(52,084)	(12,610)

Adjustments to maintain reserves	(9,052)	181	(44,380)	21,602	58	(44)	(454)	(31)

Net equity transactions	(286,865)	(286,495)	(1,980,681)	(2,107,171)	(102,806)	(139,845)	(56,157)	(12,641)

Net change in contract owners’ equity	(74,818)	(19,202)	40,111	(419,773)	185,577	135,588	16,252	55,732

Contract owners’ equity at beginning of period	2,125,280	2,144,482	23,460,192	23,879,965	1,993,162	1,857,574	358,498	302,766

Contract owners’ equity at end of period	$2,050,462	2,125,280	23,500,303	23,460,192	2,178,739	1,993,162	374,750	358,498

CHANGE IN UNITS:

Beginning units	213,613	245,286	966,965	1,059,957	130,212	140,261	17,701	18,391

Units purchased	3,668	2,302	74,528	102,406	212	9,079	2,221	-

Units redeemed	(32,029)	(33,975)	(151,715)	(195,398)	(6,380)	(19,128)	(4,509)	(690)

Ending units	185,252	213,613	889,778	966,965	124,044	130,212	15,413	17,701

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NCPG2		NCPGI2		NVAMV1		NVAMV2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,644)	(1,504)	(2,509)	(2,224)	571,641	589,707	(2,907)	(2,797)

Realized gain (loss) on investments	925	(69)	350	(30)	2,262,387	1,145,287	(7,719)	(10,840)

Change in unrealized gain (loss) on investments	14,006	14,044	15,804	22,451	3,494,290	(22,754)	62,707	23,410

Reinvested capital gains	-	2,365	-	-	7,044,578	5,496,153	71,421	55,379

Net increase (decrease) in contract owners’ equity resulting from operations	13,287	14,836	13,645	20,197	13,372,896	7,208,393	123,502	65,152

Equity transactions:

Purchase payments received from contract owners (note 4)	22,547	4,525	53,660	198	84,573	192,780	3	-

Transfers between funds	391	1,064	-	(3,097)	(4,250,379)	(2,839,686)	-	-

Redemptions (notes 2, 3, and 4)	(13,536)	(1,878)	(399)	(108)	(10,790,134)	(9,573,621)	(119,278)	(82,554)

Adjustments to maintain reserves	(17,614)	2	(52,476)	(12)	164,839	53,895	57	(63)

Net equity transactions	(8,212)	3,713	785	(3,019)	(14,791,101)	(12,166,632)	(119,218)	(82,617)

Net change in contract owners’ equity	5,075	18,549	14,430	17,178	(1,418,205)	(4,958,239)	4,284	(17,465)

Contract owners’ equity at beginning of period	148,515	129,966	200,024	182,846	99,811,977	104,770,216	1,018,943	1,036,408

Contract owners’ equity at end of period	$153,590	148,515	214,454	200,024	98,393,772	99,811,977	1,023,227	1,018,943

CHANGE IN UNITS:

Beginning units	9,914	9,651	14,778	15,017	2,236,149	2,525,730	26,380	28,574

Units purchased	308	400	-	16	14,010	20,954	-	27

Units redeemed	(917)	(137)	(28)	(255)	(318,360)	(310,535)	(2,973)	(2,221)

Ending units	9,305	9,914	14,750	14,778	1,931,799	2,236,149	23,407	26,380

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVAMVX		NVAMVZ		NVCBD1		NVCBD2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$113,664	112,810	4,210	1,188	119,500	120,420	1,606	1,445

Realized gain (loss) on investments	633,256	551,307	114,561	60,715	(317,334)	(606,589)	(957)	(588)

Change in unrealized gain (loss) on investments	266,018	(340,982)	(35,588)	(39,906)	200,699	769,653	(2,480)	4,164

Reinvested capital gains	1,140,946	846,848	112,777	97,672	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,153,884	1,169,983	195,960	119,669	2,865	283,484	(1,831)	5,021

Equity transactions:

Purchase payments received from contract owners (note 4)	251,264	201,649	19,425	680	9,823	8,538	5,986	-

Transfers between funds	(691,803)	(256,418)	225,601	(93,208)	(133,068)	(706,048)	3,786	(374)

Redemptions (notes 2, 3, and 4)	(1,062,322)	(1,338,273)	(383,210)	(127,939)	(838,964)	(1,284,187)	(13,212)	(2,941)

Adjustments to maintain reserves	365	(376)	(36,491)	29	(30)	(14)	(5,950)	(5)

Net equity transactions	(1,502,496)	(1,393,418)	(174,675)	(220,438)	(962,239)	(1,981,711)	(9,390)	(3,320)

Net change in contract owners’ equity	651,388	(223,435)	21,285	(100,769)	(959,374)	(1,698,227)	(11,221)	1,701

Contract owners’ equity at beginning of period	15,744,464	15,967,899	1,747,260	1,848,029	6,715,730	8,413,957	176,320	174,619

Contract owners’ equity at end of period	$16,395,852	15,744,464	1,768,545	1,747,260	5,756,356	6,715,730	165,099	176,320

CHANGE IN UNITS:

Beginning units	949,068	1,037,297	95,667	108,994	516,613	674,580	16,413	16,704

Units purchased	50,350	67,078	15,039	1,200	20,992	47,637	334	176

Units redeemed	(133,746)	(155,307)	(24,497)	(14,527)	(95,661)	(205,604)	(1,244)	(467)

Ending units	865,672	949,068	86,209	95,667	441,944	516,613	15,503	16,413

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCCA2		NVCCN2		NVCMA2		NVCMC2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(46,257)	(43,595)	(67,998)	(68,978)	(62,046)	(57,636)	(39,531)	(43,590)

Realized gain (loss) on investments	20,555	2,362	29,674	(14,776)	76,210	15,573	80,524	(22,100)

Change in unrealized gain (loss) on investments	409,420	289,181	250,462	381,852	432,295	419,970	186,071	274,598

Reinvested capital gains	38,061	276,671	-	117,937	74,485	276,333	4,362	192,450

Net increase (decrease) in contract owners’ equity resulting from operations	421,779	524,619	212,138	416,035	520,944	654,240	231,426	401,358

Equity transactions:

Purchase payments received from contract owners (note 4)	27,486	28,519	97,831	8,912	23,266	27,444	2,790	9,408

Transfers between funds	1,971	(106,959)	24,799	29,353	(18,224)	43,989	(144,435)	(220,263)

Redemptions (notes 2, 3, and 4)	(211,099)	(416,253)	(426,796)	(788,990)	(532,135)	(316,989)	(874,929)	(492,204)

Adjustments to maintain reserves	(221)	438	(65,267)	24,852	(520,845)	528,433	(9,467)	(1,339)

Net equity transactions	(181,863)	(494,255)	(369,433)	(725,873)	(1,047,938)	282,877	(1,026,041)	(704,398)

Net change in contract owners’ equity	239,916	30,364	(157,295)	(309,838)	(526,994)	937,117	(794,615)	(303,040)

Contract owners’ equity at beginning of period	3,801,616	3,771,252	5,725,887	6,035,725	5,098,112	4,160,995	3,978,392	4,281,432

Contract owners’ equity at end of period	$4,041,532	3,801,616	5,568,592	5,725,887	4,571,118	5,098,112	3,183,777	3,978,392

CHANGE IN UNITS:

Beginning units	182,172	208,434	398,804	452,243	163,922	173,392	236,041	281,268

Units purchased	1,365	1,531	4,771	9,406	5,102	4,458	7,419	5,038

Units redeemed	(5,959)	(27,793)	(29,537)	(62,845)	(24,106)	(13,928)	(66,163)	(50,265)

Ending units	177,578	182,172	374,038	398,804	144,918	163,922	177,297	236,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCMD2		NVCRA2		NVCRB2		NVDBL2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(111,592)	(114,881)	(38,994)	(34,024)	(106,478)	(98,780)	(64,145)	(63,534)

Realized gain (loss) on investments	60,921	(3,287)	183,439	64,839	101,458	(26,468)	(109,208)	(224,885)

Change in unrealized gain (loss) on investments	763,309	707,246	285,452	306,285	632,509	675,612	520,072	903,473

Reinvested capital gains	124,617	598,560	35,707	189,477	71,339	415,812	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	837,255	1,187,638	465,604	526,577	698,828	966,176	346,719	615,054

Equity transactions:

Purchase payments received from contract owners (note 4)	55,187	67,549	47,113	62,421	664,490	14,358	332,298	36,217

Transfers between funds	(162,942)	(369,345)	(284,091)	9,827	(1,175,530)	1,107,788	(211,622)	(103,295)

Redemptions (notes 2, 3, and 4)	(738,472)	(1,821,495)	(169,812)	(108,393)	(1,434,785)	(432,263)	(567,388)	(577,506)

Adjustments to maintain reserves	(444,543)	441,370	83	(67)	(60,883)	648	44,146	1,551

Net equity transactions	(1,290,770)	(1,681,921)	(406,707)	(36,212)	(2,006,708)	690,531	(402,566)	(643,033)

Net change in contract owners’ equity	(453,515)	(494,283)	58,897	490,365	(1,307,880)	1,656,707	(55,847)	(27,979)

Contract owners’ equity at beginning of period	9,451,190	9,945,473	3,410,861	2,920,496	9,578,106	7,921,399	5,524,045	5,552,024

Contract owners’ equity at end of period	$8,997,675	9,451,190	3,469,758	3,410,861	8,270,226	9,578,106	5,468,198	5,524,045

CHANGE IN UNITS:

Beginning units	425,990	543,283	149,742	151,643	531,297	489,750	260,271	292,839

Units purchased	4,420	13,229	8,638	15,779	43,710	70,292	21,296	3,818

Units redeemed	(41,744)	(130,522)	(25,062)	(17,680)	(152,855)	(28,745)	(42,707)	(36,386)

Ending units	388,666	425,990	133,318	149,742	422,152	531,297	238,860	260,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVDCA2		NVFIII		NVGEII		NVIE6

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(22,025)	(25,570)	6,111	5,096	344	5,154	5,717	9,440

Realized gain (loss) on investments	(48,079)	(404,093)	(1,130)	(5,604)	34,988	1,995	25,338	1,057

Change in unrealized gain (loss) on investments	239,744	738,271	(6,821)	15,597	69,050	85,755	11,827	29,556

Reinvested capital gains	-	2,195	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	169,640	310,803	(1,840)	15,089	104,382	92,904	42,882	40,053

Equity transactions:

Purchase payments received from contract owners (note 4)	(1,888)	12,851	-	403	1,080	621	530	(585)

Transfers between funds	(64,416)	(448,865)	72,035	17,166	1,346	493,890	22,602	464,593

Redemptions (notes 2, 3, and 4)	(92,412)	(374,020)	(51,149)	(53,155)	(107,370)	(6,619)	(67,069)	(21,472)

Adjustments to maintain reserves	4,304	870	18	(19)	27	(24)	2	(4)

Net equity transactions	(154,412)	(809,164)	20,904	(35,605)	(104,917)	487,868	(43,935)	442,532

Net change in contract owners’ equity	15,228	(498,361)	19,064	(20,516)	(535)	580,772	(1,053)	482,585

Contract owners’ equity at beginning of period	1,875,891	2,374,252	322,632	343,148	741,716	160,944	504,711	22,126

Contract owners’ equity at end of period	$1,891,119	1,875,891	341,696	322,632	741,181	741,716	503,658	504,711

CHANGE IN UNITS:

Beginning units	68,593	100,104	33,584	37,189	50,407	13,058	43,756	-

Units purchased	116	4,310	7,517	8,303	1,993	40,490	15,421	46,301

Units redeemed	(5,310)	(35,821)	(5,325)	(11,908)	(8,358)	(3,141)	(18,818)	(2,545)

Ending units	63,399	68,593	35,776	33,584	44,042	50,407	40,359	43,756

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVLCP1		NVLCP2		NVLCPP		NVMGA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$20,613	24,331	30,340	33,231	174,254	205,070	(2,005)	(1,898)

Realized gain (loss) on investments	(34,661)	(39,188)	(126,830)	(84,275)	(320,029)	(378,863)	965	662

Change in unrealized gain (loss) on investments	23,425	69,843	99,502	148,182	226,253	687,404	11,327	17,606

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,377	54,986	3,012	97,138	80,478	513,611	10,287	16,370

Equity transactions:

Purchase payments received from contract owners (note 4)	22,364	3,016	2,663	2,880	57,859	13,942	-	60

Transfers between funds	(24,145)	182,552	(338,652)	289,510	464,740	109,878	-	19,934

Redemptions (notes 2, 3, and 4)	(78,580)	(154,655)	(50,006)	(277,347)	(1,337,663)	(945,015)	(4,836)	(29,635)

Adjustments to maintain reserves	(135)	(132)	(29,279)	29,158	35,723	885	25	(7)

Net equity transactions	(80,496)	30,781	(415,274)	44,201	(779,341)	(820,310)	(4,811)	(9,648)

Net change in contract owners’ equity	(71,119)	85,767	(412,262)	141,339	(698,863)	(306,699)	5,476	6,722

Contract owners’ equity at beginning of period	965,468	879,701	1,574,453	1,433,114	8,310,854	8,617,553	167,628	160,906

Contract owners’ equity at end of period	$894,349	965,468	1,162,191	1,574,453	7,611,991	8,310,854	173,104	167,628

CHANGE IN UNITS:

Beginning units	106,270	102,874	108,935	106,647	921,943	1,015,700	12,674	13,390

Units purchased	12,268	25,564	9,888	28,886	122,557	129,655	-	2,169

Units redeemed	(20,962)	(22,168)	(37,153)	(26,598)	(210,355)	(223,412)	(341)	(2,885)

Ending units	97,576	106,270	81,670	108,935	834,145	921,943	12,333	12,674

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMIG1		NVMIVX		NVMIVZ		NVMLG1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(170,377)	168,831	169,078	57,248	8,607	1,414	(111,647)	1,011,923

Realized gain (loss) on investments	(667,173)	(1,879,867)	164,917	118,832	10,000	3,293	725,439	(1,089,812)

Change in unrealized gain (loss) on investments	426,997	4,738,805	(212,439)	312,416	(12,119)	22,326	3,603,496	6,019,288

Reinvested capital gains	-	-	-	-	-	-	2,265,554	1,256,322

Net increase (decrease) in contract owners’ equity resulting from operations	(410,553)	3,027,769	121,556	488,496	6,488	27,033	6,482,842	7,197,721

Equity transactions:

Purchase payments received from contract owners (note 4)	121,798	290,618	17,679	46,746	9,791	-	430,163	81,003

Transfers between funds	(432,373)	(776,698)	(315,452)	(27,265)	1,253	(4,411)	(217,046)	315,186

Redemptions (notes 2, 3, and 4)	(1,959,564)	(2,253,802)	(311,047)	(305,255)	(76,599)	(10,427)	(2,665,094)	(2,604,043)

Adjustments to maintain reserves	114,911	17,926	339	(243)	(10,989)	(2)	19,369	(26)

Net equity transactions	(2,155,228)	(2,721,956)	(608,481)	(286,017)	(76,544)	(14,840)	(2,432,608)	(2,207,880)

Net change in contract owners’ equity	(2,565,781)	305,813	(486,925)	202,479	(70,056)	12,193	4,050,234	4,989,841

Contract owners’ equity at beginning of period	22,311,806	22,005,993	3,713,295	3,510,816	220,654	208,461	27,132,063	22,142,222

Contract owners’ equity at end of period	$19,746,025	22,311,806	3,226,370	3,713,295	150,598	220,654	31,182,297	27,132,063

CHANGE IN UNITS:

Beginning units	908,849	1,027,398	271,403	293,473	12,092	12,846	542,893	584,999

Units purchased	22,985	29,543	4,928	33,703	119	26	58,837	80,001

Units redeemed	(110,068)	(148,092)	(47,892)	(55,773)	(4,946)	(780)	(102,066)	(122,107)

Ending units	821,766	908,849	228,439	271,403	7,265	12,092	499,664	542,893

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMLG2		NVMM2		NVMMG1		NVMMG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(2,707)	9,115	721,809	674,314	(600,298)	(568,598)	(46,992)	(48,214)

Realized gain (loss) on investments	(3,908)	(20,069)	-	-	(5,506,427)	(5,366,476)	(405,489)	(749,594)

Change in unrealized gain (loss) on investments	33,558	63,136	-	-	14,718,066	14,968,382	991,169	1,455,200

Reinvested capital gains	14,800	13,526	-	2	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,743	65,708	721,809	674,316	8,611,341	9,033,308	538,688	657,392

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	6,636,686	9,469,208	301,054	185,041	7,748	5,396

Transfers between funds	-	-	12,301,192	11,745,375	(1,238,652)	(1,638,572)	(358,037)	(55,521)

Redemptions (notes 2, 3, and 4)	(55,185)	(77,304)	(21,373,217)	(18,374,327)	(5,906,994)	(4,634,222)	(317,715)	(587,028)

Adjustments to maintain reserves	20	(12)	(128,089)	3,898	36,622	3,978	78	(86)

Net equity transactions	(55,165)	(77,316)	(2,563,428)	2,844,154	(6,807,970)	(6,083,775)	(667,926)	(637,239)

Net change in contract owners’ equity	(13,422)	(11,608)	(1,841,619)	3,518,470	1,803,371	2,949,533	(129,238)	20,153

Contract owners’ equity at beginning of period	213,710	225,318	22,214,957	18,696,487	52,547,239	49,597,706	3,650,112	3,629,959

Contract owners’ equity at end of period	$200,288	213,710	20,373,338	22,214,957	54,350,610	52,547,239	3,520,874	3,650,112

CHANGE IN UNITS:

Beginning units	5,059	7,110	2,145,014	1,866,431	1,918,083	2,160,111	144,798	170,876

Units purchased	-	-	2,126,036	2,406,451	19,448	35,604	1,374	1,834

Units redeemed	(1,200)	(2,051)	(2,372,706)	(2,127,868)	(244,105)	(277,632)	(26,268)	(27,912)

Ending units	3,859	5,059	1,898,344	2,145,014	1,693,426	1,918,083	119,904	144,798

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMMV2		NVNMO1		NVNMO2		NVNSR1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(63,850)	132,348	(354,168)	(266,572)	(3,959)	(3,251)	(18,950)	(16,415)

Realized gain (loss) on investments	(1,296,676)	(1,213,321)	2,147,319	737,068	1,983	(13,591)	(16,172)	(73,304)

Change in unrealized gain (loss) on investments	3,475,465	(1,926,312)	(9,810,136)	5,662,741	(70,105)	77,772	(96,363)	216,432

Reinvested capital gains	686,326	5,783,812	17,842,090	3,503,674	168,421	37,471	292,619	230,480

Net increase (decrease) in contract owners’ equity resulting from operations	2,801,265	2,776,527	9,825,105	9,636,911	96,340	98,401	161,134	357,193

Equity transactions:

Purchase payments received from contract owners (note 4)	232,590	180,314	243,179	196,239	1	321	110,481	7,312

Transfers between funds	(801,501)	(1,393,119)	(1,712,999)	(463,394)	(60,933)	64,251	70,603	127,310

Redemptions (notes 2, 3, and 4)	(3,652,733)	(3,518,408)	(5,273,834)	(3,784,203)	(49,026)	(111,742)	(310,192)	(272,088)

Adjustments to maintain reserves	38,378	199	54,163	4,510	27	(11)	56,202	2,711

Net equity transactions	(4,183,266)	(4,731,014)	(6,689,491)	(4,046,848)	(109,931)	(47,181)	(72,906)	(134,755)

Net change in contract owners’ equity	(1,382,001)	(1,954,487)	3,135,614	5,590,063	(13,591)	51,220	88,228	222,438

Contract owners’ equity at beginning of period	39,678,832	41,633,319	51,403,945	45,813,882	519,738	468,518	2,125,858	1,903,420

Contract owners’ equity at end of period	$38,296,831	39,678,832	54,539,559	51,403,945	506,147	519,738	2,214,086	2,125,858

CHANGE IN UNITS:

Beginning units	1,372,896	1,546,782	1,661,696	1,808,109	22,876	25,095	72,540	77,729

Units purchased	24,351	20,064	12,029	36,509	723	6,242	5,364	6,618

Units redeemed	(160,691)	(193,950)	(205,653)	(182,922)	(5,076)	(8,461)	(8,795)	(11,807)

Ending units	1,236,556	1,372,896	1,468,072	1,661,696	18,523	22,876	69,109	72,540

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVOLG1		NVOLG2		NVRE1		NVSIX2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$377,418	1,396,550	(57,260)	(42,191)	468,261	427,542	(4,445)	395

Realized gain (loss) on investments	22,047,159	10,587,609	355,556	194,900	1,111,033	732,157	31,418	(35,961)

Change in unrealized gain (loss) on investments	73,400,715	79,366,210	864,652	1,145,683	1,932,403	2,140,655	217,034	406,381

Reinvested capital gains	-	-	-	-	-	859,510	34,325	17,063

Net increase (decrease) in contract owners’ equity resulting from operations	95,825,292	91,350,369	1,162,948	1,298,392	3,511,697	4,159,864	278,332	387,878

Equity transactions:

Purchase payments received from contract owners (note 4)	1,384,424	1,666,362	38	41,388	137,972	213,807	204,852	25,314

Transfers between funds	(14,587,617)	(11,595,710)	(234,369)	(19,492)	(952,042)	(1,816,248)	169,222	3,359

Redemptions (notes 2, 3, and 4)	(52,213,943)	(41,449,688)	(1,512,385)	(855,999)	(3,675,015)	(3,667,108)	(425,368)	(278,106)

Adjustments to maintain reserves	(846,356)	320,134	3,578	(3,767)	18,251	9,254	164	(59)

Net equity transactions	(66,263,492)	(51,058,902)	(1,743,138)	(837,870)	(4,470,834)	(5,260,295)	(51,130)	(249,492)

Net change in contract owners’ equity	29,561,800	40,291,467	(580,190)	460,522	(959,137)	(1,100,431)	227,202	138,386

Contract owners’ equity at beginning of period	471,283,554	430,992,087	6,895,040	6,434,518	38,456,996	39,557,427	2,985,845	2,847,459

Contract owners’ equity at end of period	$500,845,354	471,283,554	6,314,850	6,895,040	37,497,859	38,456,996	3,213,047	2,985,845

CHANGE IN UNITS:

Beginning units	7,896,788	8,860,484	135,059	153,169	1,889,851	2,173,675	138,648	152,374

Units purchased	61,945	65,974	293	3,093	33,707	49,337	29,948	20,630

Units redeemed	(1,035,095)	(1,029,670)	(32,310)	(21,203)	(238,577)	(333,161)	(32,703)	(34,356)

Ending units	6,923,638	7,896,788	103,042	135,059	1,684,981	1,889,851	135,893	138,648

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVSTB2		NVTIV3		SAM		SCF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$116,735	94,892	46,721	12,162	5,500,892	5,570,152	(661,919)	(384,131)

Realized gain (loss) on investments	(37,346)	(78,481)	23,965	14,342	-	-	(204,803)	(1,739,553)

Change in unrealized gain (loss) on investments	68,442	165,737	(38,986)	104,270	-	-	6,503,433	9,483,973

Reinvested capital gains	-	-	-	-	-	15	1,923,669	369,166

Net increase (decrease) in contract owners’ equity resulting from operations	147,831	182,148	31,700	130,774	5,500,892	5,570,167	7,560,380	7,729,455

Equity transactions:

Purchase payments received from contract owners (note 4)	19,173	64,330	62,648	-	39,359,889	30,378,141	200,880	304,130

Transfers between funds	89,197	(432,793)	(29,091)	(27,879)	60,104,109	35,898,964	(1,520,033)	(1,491,981)

Redemptions (notes 2, 3, and 4)	(296,329)	(362,737)	(140,742)	(133,703)	(104,212,556)	(83,173,971)	(6,303,459)	(6,959,765)

Adjustments to maintain reserves	676	(179)	42,617	(130)	964,376	307,642	48,151	4,749

Net equity transactions	(187,283)	(731,379)	(64,568)	(161,712)	(3,784,182)	(16,589,224)	(7,574,461)	(8,142,867)

Net change in contract owners’ equity	(39,452)	(549,231)	(32,868)	(30,938)	1,716,710	(11,019,057)	(14,081)	(413,412)

Contract owners’ equity at beginning of period	4,047,991	4,597,222	949,649	980,587	151,183,774	162,202,831	67,063,258	67,476,670

Contract owners’ equity at end of period	$4,008,539	4,047,991	916,781	949,649	152,900,484	151,183,774	67,049,177	67,063,258

CHANGE IN UNITS:

Beginning units	370,515	440,290	47,377	56,180	12,762,000	14,272,558	866,239	985,202

Units purchased	26,547	26,705	-	-	11,246,518	14,350,626	12,618	20,384

Units redeemed	(43,088)	(96,480)	(4,924)	(8,803)	(11,528,573)	(15,861,184)	(103,787)	(139,347)

Ending units	353,974	370,515	42,453	47,377	12,479,945	12,762,000	775,070	866,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCF2		SCGF		SCGF2		SCVF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(14,909)	(11,403)	(214,340)	(192,404)	(3,754)	(3,337)	(224,970)	(389,573)

Realized gain (loss) on investments	(19,964)	(17,724)	(789,048)	(596,313)	2,262	(3,374)	(3,265,222)	(2,793,290)

Change in unrealized gain (loss) on investments	89,381	110,404	4,361,114	3,338,123	36,494	32,582	6,063,237	9,136,590

Reinvested capital gains	26,092	4,922	-	-	-	-	530,091	2,767,421

Net increase (decrease) in contract owners’ equity resulting from operations	80,600	86,199	3,357,726	2,549,406	35,002	25,871	3,103,136	8,721,148

Equity transactions:

Purchase payments received from contract owners (note 4)	5,547	241	57,965	71,256	8	2,323	322,673	201,602

Transfers between funds	(34,728)	21,760	222,497	(247,153)	24,857	(4,116)	(1,503,368)	(1,125,643)

Redemptions (notes 2, 3, and 4)	(66,002)	(40,898)	(1,568,843)	(1,578,265)	(23,911)	(15,578)	(5,782,568)	(3,598,311)

Adjustments to maintain reserves	58	(87)	9,592	1,161	291	(246)	66,919	10,228

Net equity transactions	(95,125)	(18,984)	(1,278,789)	(1,753,001)	1,245	(17,617)	(6,896,344)	(4,512,124)

Net change in contract owners’ equity	(14,525)	67,215	2,078,937	796,405	36,247	8,254	(3,793,208)	4,209,024

Contract owners’ equity at beginning of period	813,791	746,576	17,396,200	16,599,795	192,376	184,122	61,201,190	56,992,166

Contract owners’ equity at end of period	$799,266	813,791	19,475,137	17,396,200	228,623	192,376	57,407,982	61,201,190

CHANGE IN UNITS:

Beginning units	20,938	21,423	388,099	430,055	7,160	7,895	792,897	858,196

Units purchased	606	851	37,976	16,414	1,104	133	14,660	17,195

Units redeemed	(3,059)	(1,336)	(64,157)	(58,370)	(1,177)	(868)	(100,470)	(82,494)

Ending units	18,485	20,938	361,918	388,099	7,087	7,160	707,087	792,897

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCVF2		TRF		TRF2		AMCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(3,673)	(5,109)	(14,318)	212,610	(2,201)	(1,647)	(2,031)	(2,301)

Realized gain (loss) on investments	(2,336)	(17,103)	7,326,862	7,365,435	(6,071)	(756)	923	879

Change in unrealized gain (loss) on investments	15,257	47,155	(272,906)	(10,049,462)	18,233	(6,289)	17,170	21,715

Reinvested capital gains	2,705	13,909	3,143,182	8,296,937	7,218	21,549	4,644	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,953	38,852	10,182,820	5,825,520	17,179	12,857	20,706	20,293

Equity transactions:

Purchase payments received from contract owners (note 4)	10,002	1,092	842,600	596,124	121,047	-	29,080	-

Transfers between funds	(14,121)	(40,471)	(1,717,981)	(1,497,577)	836	(381)	(529)	1,123

Redemptions (notes 2, 3, and 4)	(23,101)	(32,244)	(9,324,428)	(8,537,839)	(50,792)	(2,692)	(77,329)	(6,384)

Adjustments to maintain reserves	696	(638)	44,994	6,068	(117,113)	(3)	(32,745)	989

Net equity transactions	(26,524)	(72,261)	(10,154,815)	(9,433,224)	(46,022)	(3,076)	(81,523)	(4,272)

Net change in contract owners’ equity	(14,571)	(33,409)	28,005	(3,607,704)	(28,843)	9,781	(60,817)	16,021

Contract owners’ equity at beginning of period	288,858	322,267	83,809,668	87,417,372	225,606	215,825	144,510	128,489

Contract owners’ equity at end of period	$274,287	288,858	83,837,673	83,809,668	196,763	225,606	83,693	144,510

CHANGE IN UNITS:

Beginning units	9,344	12,004	1,942,872	2,172,678	7,210	7,318	3,233	3,315

Units purchased	408	686	22,573	24,243	25	2	-	29

Units redeemed	(1,197)	(3,346)	(238,943)	(254,049)	(1,540)	(110)	(1,701)	(111)

Ending units	8,555	9,344	1,726,502	1,942,872	5,695	7,210	1,532	3,233

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMMCGS		AMSRS		AMTB		NAACV

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(11,813)	(10,309)	(55,166)	(41,440)	318,502	273,964	(524)	-

Realized gain (loss) on investments	(85,361)	(119,415)	512,986	146,763	(105,902)	(175,832)	135	-

Change in unrealized gain (loss) on investments	208,074	254,706	619,971	1,060,771	140,331	280,893	(5,646)	-

Reinvested capital gains	48,849	-	299,953	88,476	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,749	124,982	1,377,744	1,254,570	352,931	379,025	(6,035)	-

Equity transactions:

Purchase payments received from contract owners (note 4)	84	2,561	19,539	22,515	87,107	88,012	258,868	-

Transfers between funds	46,651	189,865	19,973	(269,379)	29,474	(24,939)	-	-

Redemptions (notes 2, 3, and 4)	(166,599)	(66,871)	(707,895)	(360,637)	(1,247,351)	(1,219,304)	(1,340)	-

Adjustments to maintain reserves	297	(78)	455	(57)	(3,062)	3,834	(568)	-

Net equity transactions	(119,567)	125,477	(667,928)	(607,558)	(1,133,832)	(1,152,397)	256,960	-

Net change in contract owners’ equity	40,182	250,459	709,816	647,012	(780,901)	(773,372)	250,925	-

Contract owners’ equity at beginning of period	922,956	672,497	5,850,830	5,203,818	7,996,567	8,769,939	-	-

Contract owners’ equity at end of period	$963,138	922,956	6,560,646	5,850,830	7,215,666	7,996,567	250,925	-

CHANGE IN UNITS:

Beginning units	49,762	42,415	129,390	144,334	719,939	825,113	-	-

Units purchased	25,595	14,961	8,738	1,362	27,048	75,013	10,358	-

Units redeemed	(32,907)	(7,614)	(22,343)	(16,306)	(127,668)	(180,187)	(2,744)	-

Ending units	42,450	49,762	115,785	129,390	619,319	719,939	7,614	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NADCV		NALG		NAMG		NASCV

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(2,757)	-	(391)	-	(314)	-	(1,245)	-

Realized gain (loss) on investments	1,726	-	241	-	(53)	-	1,370	-

Change in unrealized gain (loss) on investments	(13,389)	-	6,468	-	112	-	4,206	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,420)	-	6,318	-	(255)	-	4,331	-

Equity transactions:

Purchase payments received from contract owners (note 4)	1,336,943	-	176,620	-	151,588	-	586,040	-

Transfers between funds	(388)	-	-	-	(806)	-	(319)	-

Redemptions (notes 2, 3, and 4)	(37,400)	-	(6,990)	-	(97)	-	(8,384)	-

Adjustments to maintain reserves	(9)	-	(4)	-	(197)	-	(530)	-

Net equity transactions	1,299,146	-	169,626	-	150,488	-	576,807	-

Net change in contract owners’ equity	1,284,726	-	175,944	-	150,233	-	581,138	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$1,284,726	-	175,944	-	150,233	-	581,138	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	44,957	-	3,493	-	4,399	-	19,834	-

Units redeemed	(8,681)	-	(283)	-	(184)	-	(2,152)	-

Ending units	36,276	-	3,210	-	4,215	-	17,682	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NASG		NAWEI		PMVAAD		PMVEBD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(81)	-	(782)	-	118,580	42,705	28,337	28,719

Realized gain (loss) on investments	(20)	-	1,006	-	(57,015)	(23,055)	(28,510)	(55,000)

Change in unrealized gain (loss) on investments	62	-	(9,756)	-	(4,971)	146,828	31,300	89,218

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39)	-	(9,532)	-	56,594	166,478	31,127	62,937

Equity transactions:

Purchase payments received from contract owners (note 4)	37,921	-	381,826	-	1,405	2,626	51,791	292

Transfers between funds	-	-	-	-	(239,059)	(38,752)	(134,058)	(66,099)

Redemptions (notes 2, 3, and 4)	(107)	-	(7,271)	-	(187,321)	(90,932)	(17,989)	(87,496)

Adjustments to maintain reserves	(118)	-	(178)	-	125	(83)	55	(46)

Net equity transactions	37,696	-	374,377	-	(424,850)	(127,141)	(100,201)	(153,349)

Net change in contract owners’ equity	37,657	-	364,845	-	(368,256)	39,337	(69,074)	(90,412)

Contract owners’ equity at beginning of period	-	-	-	-	2,500,252	2,460,915	608,664	699,076

Contract owners’ equity at end of period	$37,657	-	364,845	-	2,131,996	2,500,252	539,590	608,664

CHANGE IN UNITS:

Beginning units	-	-	-	-	179,879	189,290	53,794	67,863

Units purchased	2,290	-	18,712	-	780	2,684	4,696	15,336

Units redeemed	(1,044)	-	(2,674)	-	(31,078)	(12,095)	(13,564)	(29,405)

Ending units	1,246	-	16,038	-	149,581	179,879	44,926	53,794

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVFAD		PMVFHV		PMVIV		PMVLAD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$12,030	8,595	215	-	16,058	4,750	361,525	334,241

Realized gain (loss) on investments	(68,076)	(50,338)	121	-	610	(17)	(87,472)	(281,817)

Change in unrealized gain (loss) on investments	27,199	75,799	97	-	(4,264)	7,083	139,360	456,210

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,847)	34,056	433	-	12,404	11,816	413,413	508,634

Equity transactions:

Purchase payments received from contract owners (note 4)	718	21,708	-	-	-	-	276,845	131,989

Transfers between funds	(81,693)	38,993	17,539	-	204,205	248,568	156,871	(406,009)

Redemptions (notes 2, 3, and 4)	(95,934)	(122,596)	(616)	-	(18,959)	(1,928)	(1,245,272)	(2,675,733)

Adjustments to maintain reserves	(3,377)	100	-	-	6	(6)	37,802	(862)

Net equity transactions	(180,286)	(61,795)	16,923	-	185,252	246,634	(773,754)	(2,950,615)

Net change in contract owners’ equity	(209,133)	(27,739)	17,356	-	197,656	258,450	(360,341)	(2,441,981)

Contract owners’ equity at beginning of period	703,626	731,365	-	-	258,450	-	13,525,174	15,967,155

Contract owners’ equity at end of period	$494,493	703,626	17,356	-	456,106	258,450	13,164,833	13,525,174

CHANGE IN UNITS:

Beginning units	64,856	71,045	-	-	24,523	-	1,190,534	1,455,224

Units purchased	2,745	10,356	2,924	-	18,708	24,714	62,997	67,064

Units redeemed	(18,518)	(16,545)	(1,263)	-	(1,714)	(191)	(132,664)	(331,754)

Ending units	49,083	64,856	1,661	-	41,517	24,523	1,120,867	1,190,534

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVRA		PMVRRA		PMVSTA		PVEIB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$40	-	8,167	10,321	212,227	146,318	(638)	19,665

Realized gain (loss) on investments	1	-	(7,443)	(7,096)	1,919	(41,413)	71,872	(71,210)

Change in unrealized gain (loss) on investments	(454)	-	5,097	12,068	43,842	96,840	262,049	229,913

Reinvested capital gains	-	-	-	-	-	-	124,570	116,246

Net increase (decrease) in contract owners’ equity resulting from operations	(413)	-	5,821	15,293	257,988	201,745	457,853	294,614

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	22,885	5,103	275,099	60,071	26,913	24,185

Transfers between funds	31,776	-	11,400	(60,031)	1,539,348	246,517	564,410	479,190

Redemptions (notes 2, 3, and 4)	-	-	(63,198)	(36,160)	(426,666)	(569,114)	(237,658)	(125,687)

Adjustments to maintain reserves	(1)	-	(84)	112	86	(46)	40	(22)

Net equity transactions	31,775	-	(28,997)	(90,976)	1,387,867	(262,572)	353,705	377,666

Net change in contract owners’ equity	31,362	-	(23,176)	(75,683)	1,645,855	(60,827)	811,558	672,280

Contract owners’ equity at beginning of period	-	-	556,805	632,488	4,349,934	4,410,761	2,455,397	1,783,117

Contract owners’ equity at end of period	$31,362	-	533,629	556,805	5,995,789	4,349,934	3,266,955	2,455,397

CHANGE IN UNITS:

Beginning units	-	-	36,435	42,464	405,311	429,733	136,614	113,363

Units purchased	3,053	-	4,138	1,162	253,067	169,839	54,494	66,936

Units redeemed	-	-	(5,968)	(7,191)	(125,237)	(194,261)	(36,869)	(43,685)

Ending units	3,053	-	34,605	36,435	533,141	405,311	154,239	136,614

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVGPB		PVIGIB		PVNOB		PVTIGB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,508)	-	6,963	2,625	(699)	(12)	4,908	(3,807)

Realized gain (loss) on investments	55	-	74,949	(2,801)	(1,443)	1	19,494	27,106

Change in unrealized gain (loss) on investments	11,969	-	(52,230)	114,154	3,438	582	(13,919)	49,333

Reinvested capital gains	-	-	1,693	-	326	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,516	-	31,375	113,978	1,622	571	10,483	72,632

Equity transactions:

Purchase payments received from contract owners (note 4)	1,167	-	368	26	-	-	61	2,500

Transfers between funds	333,224	-	32,345	(22,976)	100,748	10,248	(50,667)	370,200

Redemptions (notes 2, 3, and 4)	(908)	-	(60,941)	(67,983)	(1,131)	-	(22,937)	(112,383)

Adjustments to maintain reserves	(2)	-	40	(25)	(1)	(1)	28	(21)

Net equity transactions	333,481	-	(28,188)	(90,958)	99,616	10,247	(73,515)	260,296

Net change in contract owners’ equity	343,997	-	3,187	23,020	101,238	10,818	(63,032)	332,928

Contract owners’ equity at beginning of period	-	-	759,210	736,190	10,818	-	570,152	237,224

Contract owners’ equity at end of period	$343,997	-	762,397	759,210	112,056	10,818	507,120	570,152

CHANGE IN UNITS:

Beginning units	-	-	45,453	51,791	935	-	39,743	19,336

Units purchased	30,887	-	18,457	13,123	21,577	935	3,964	41,648

Units redeemed	(82)	-	(20,076)	(19,461)	(14,569)	-	(8,995)	(21,241)

Ending units	30,805	-	43,834	45,453	7,943	935	34,712	39,743

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ROCMC		TREI2		TRHS2		TRLT2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(3,126)	(2,890)	9	-	(287,386)	(300,999)	4	-

Realized gain (loss) on investments	2,440	(4,623)	13	-	1,022,273	1,507,389	-	-

Change in unrealized gain (loss) on investments	13,711	50,753	17	-	(2,616,135)	(1,840,374)	1	-

Reinvested capital gains	19,698	-	32	-	2,149,428	952,164	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,723	43,240	71	-	268,180	318,180	5	-

Equity transactions:

Purchase payments received from contract owners (note 4)	3,912	3,713	-	-	222,534	473,053	3	-

Transfers between funds	4,020	(8,907)	-	-	(1,178,393)	(2,592,536)	-	-

Redemptions (notes 2, 3, and 4)	(22,063)	(7,483)	413	-	(2,200,387)	(2,567,603)	251	-

Adjustments to maintain reserves	(36)	(17)	27	-	43,429	11,194	-	-

Net equity transactions	(14,167)	(12,694)	440	-	(3,112,817)	(4,675,892)	254	-

Net change in contract owners’ equity	18,556	30,546	511	-	(2,844,637)	(4,357,712)	259	-

Contract owners’ equity at beginning of period	275,179	244,633	-	-	25,626,009	29,983,721	-	-

Contract owners’ equity at end of period	$293,735	275,179	511	-	22,781,372	25,626,009	259	-

CHANGE IN UNITS:

Beginning units	12,774	13,344	-	-	451,459	535,695	-	-

Units purchased	958	1,119	-	-	14,842	27,434	-	-

Units redeemed	(1,602)	(1,689)	-	-	(67,352)	(111,670)	-	-

Ending units	12,130	12,774	-	-	398,949	451,459	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TRMCG2		VWEM		VWHA		VWHAS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(4,586)	(1,032)	37,748	166,124	53,990	73,132	41,838	59,679

Realized gain (loss) on investments	4,846	(51)	(456,543)	(717,944)	(57,649)	(52,489)	(130,701)	(188,747)

Change in unrealized gain (loss) on investments	(14,292)	923	458,630	1,127,885	(125,980)	(231,201)	(46,856)	(210,714)

Reinvested capital gains	42,134	19,206	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,102	19,046	39,835	576,065	(129,639)	(210,558)	(135,719)	(339,782)

Equity transactions:

Purchase payments received from contract owners (note 4)	36,864	6,865	47,380	57,844	199,623	4,269	41,684	171,477

Transfers between funds	62,719	282,440	(152,734)	(578,034)	(181,621)	(68,744)	16,154	(2,344,225)

Redemptions (notes 2, 3, and 4)	(2,846)	(1,219)	(532,563)	(809,930)	(357,135)	(324,671)	(297,823)	(429,662)

Adjustments to maintain reserves	-	(3)	337	(312)	(185,534)	6,313	668	(634)

Net equity transactions	96,737	288,083	(637,580)	(1,330,432)	(524,667)	(382,833)	(239,317)	(2,603,044)

Net change in contract owners’ equity	124,839	307,129	(597,745)	(754,367)	(654,306)	(593,391)	(375,036)	(2,942,826)

Contract owners’ equity at beginning of period	307,129	-	6,750,294	7,504,661	4,002,780	4,596,171	3,384,819	6,327,645

Contract owners’ equity at end of period	$431,968	307,129	6,152,549	6,750,294	3,348,474	4,002,780	3,009,783	3,384,819

CHANGE IN UNITS:

Beginning units	27,508	-	188,677	231,588	129,370	141,524	407,416	724,806

Units purchased	15,918	27,623	5,540	6,612	342	510	66,063	67,366

Units redeemed	(7,561)	(115)	(23,235)	(49,523)	(17,600)	(12,664)	(95,587)	(384,756)

Ending units	35,865	27,508	170,982	188,677	112,112	129,370	377,892	407,416

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VRVDRA

	2024	2023
Investment activity*:

Net investment income (loss)	$1,240	1,233

Realized gain (loss) on investments	(14,568)	(65,051)

Change in unrealized gain (loss) on investments	22,624	87,331

Reinvested capital gains	2,256	2,136

Net increase (decrease) in contract owners’ equity resulting from operations	11,552	25,649

Equity transactions:

Purchase payments received from contract owners (note 4)	833	3,437

Transfers between funds	(163,306)	(54,491)

Redemptions (notes 2, 3, and 4)	(4,873)	(41,187)

Adjustments to maintain reserves	42	(20)

Net equity transactions	(167,304)	(92,261)

Net change in contract owners’ equity	(155,752)	(66,612)

Contract owners’ equity at beginning of period	383,854	450,466

Contract owners’ equity at end of period	$228,102	383,854

CHANGE IN UNITS:

Beginning units	31,412	40,451

Units purchased	6,574	16,645

Units redeemed	(21,046)	(25,684)

Ending units	16,940	31,412

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)*

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)*

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)*

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)*

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)

Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class (WRCEP)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)

Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (WRGP)

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class (WRI2P)

Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)

Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class (WRSCV)

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)

Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)*

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA All Cap Value Series (NAACV)

New Age Alpha Variable Funds Trust - NAA Smid-Cap Value Series (NADCV)

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	5/9/2023
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	5/19/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	6/15/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	7/17/2023
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	7/18/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	11/14/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	5/16/2024
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)	5/21/2024
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)	5/28/2024

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	5/28/2024
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)	7/8/2024
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)	7/8/2024
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	7/9/2024
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)	7/16/2024
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	7/26/2024
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)	8/2/2024
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)	9/17/2024
New Age Alpha Variable Funds Trust - NAA All Cap Value Series (NAACV)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Smid-Cap Value Series (NADCV)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)	10/25/2024
New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)	10/25/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)	11/11/2024
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)	11/25/2024
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)		10/25/2024
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)		5/21/2024
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)		12/24/2024
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)		12/24/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)	4/26/2024

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)	10/25/2024

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)	New Age Alpha Variable Funds Trust - NAA All Cap Value Series (NAACV)	10/25/2024

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)	New Age Alpha Variable Funds Trust - NAA Smid-Cap Value Series (NADCV)	10/25/2024

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)	10/25/2024

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CVN1IF	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F	5/1/2024

DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024

WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024

WRBDP	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	5/1/2024

WRBP	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	5/1/2024

WRCEP	Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	5/1/2024

WRENG	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	5/1/2024

WRGNR	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	5/1/2024

WRGP	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	5/1/2024

WRHIP	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	5/1/2024

WRI2P	Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	5/1/2024

WRIP	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	5/1/2024

WRLTBP	Ivy Variable Insurance Portfolios - Macquarie VIP Limited- Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Limited- Term Bond: Class II	5/1/2024

WRMCG	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	5/1/2024

WRSCP	Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	5/1/2024

WRSCV	Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II	5/1/2024

WRSTP	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	5/1/2024

WRVP	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	5/1/2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $14,964,112 and $8,802,727, respectively, and total transfers from the Separate Account to the fixed account were $14,613,666 and $15,188,530, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$14,865	$14,405
ALVGIB	25,953	125,268
ALVIVB	1,179	27,829
ALVPGB	252,603	579,067
ALVSVB	483,072	1,419,693
SVOF	11,352	37,171
WFVSCG	290,233	1,174,772
AMVBC4	968,039	263,592
AMVGL4	119,078	374
AMVGS4	20,298	334
AMVGV2	505,818	149,793
AMVHI4	272,228	32,501
AMVNW4	142,575	163,105
PIVF2	93,121	339
BRVED3	1,147,425	1,593,828
BRVHY3	1,356,412	5,100,029
BRVTR3	544,098	349,680
MLVGA3	1,668,917	2,583,385
DCAP	4,164	13,822
DSIF	24,834,044	44,791,845
DSRG	1,181,112	6,273,191
DSRGS	164	352
DVMCSS	114,995	260,314
DVSCS	1,320,268	2,886,704
CVN1IF	702,453	42,068
CVSBF	147,133	717
CLVGT2	672,942	80,503
CLVHY2	84,755	30,352
DWVSVS	447,014	660,975
ETVFR	771,796	1,762,555
FHIBS	83,365	149,570
FQB	1,746,192	4,502,902
FQBS	167,756	206,074
FVU2S	1,602	1,761
FB2	4,597,930	3,505,762
FC2	4,292,626	1,192,074
FCS	2,342,331	2,265,533
FEI2	223,937	429,274
FEIS	11,243,495	21,834,732
FEMS2	229,240	486,593
FF10S	644,430	1,161,359
FF10S2	88,283	-
FF20S	562,957	1,468,888
FF20S2	107,444	14,789
FF30S	699,505	2,026,630
FF30S2	59,443	15,730
FG2	975,026	276,363
FGI2	701,964	553,218
FGOS	121,324	351,486
FGS	54,327,414	29,122,348
FHIS	3,384,515	27,345,858
FIGBS	3,253,967	3,214,716

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

FMC2	162,778	290,635
FMCS	3,045,772	2,704,289
FNRS2	1,539,513	3,031,163
FO2	117,466	236,712
FOS	1,524,506	3,311,735
FRESS2	76,048	542,279
FVFRHI	294,747	283,207
FVSS	1,416,087	1,264,628
FVSS2	541,142	79,862
FTVDM2	310,274	429,677
FTVFA2	56,822	566,535
FTVGI2	151,386	1,413,885
FTVIS2	1,452,595	3,208,452
FTVRD2	42,014	81,509
FTVSV2	798,802	1,858,543
TIF2	74,632	490,042
GVGMNS	27,865	81,607
GVMSAS	7,003	9,528
RVARS	53,557	389,116
SBLP	28,770	79,205
ACC2	208,165	417,816
ACEG	112	786
AVCE2	52,783	74,823
AVGI	274	49
IVHS	6,522	69,939
IVKEI1	20,440	13,322
IVMCC2	67,291	26,129
IVRE	23,245	23,051
OVAG	702,445	7,536,796
OVAG2	335,773	286,028
OVGI	35,424	117,078
OVGR	101,898	559,629
OVGS	4,929,404	11,767,651
OVGSS	47,740	102,245
OVIGS	223,401	262,419
OVSB	179,562	347,557
OVSBS	41,593	61,976
OVSC	1,983,789	2,205,659
OVSCS	6,386	14,643
WRASP	2,824,831	7,913,759
WRBDP	3,058,977	3,395,191
WRBP	426	21,233
WRCEP	9,236,452	13,029,125
WRENG	103,128	425,059
WRGNR	366,999	482,940
WRGP	14,774,916	18,986,393
WRHIP	2,663,593	4,777,734
WRI2P	662,800	1,313,435
WRIP	8,072,228	4,221,995
WRLTBP	1,441,175	795,002
WRMCG	1,146,008	3,320,317
WRSCP	590,416	5,126,118
WRSCV	313,496	994,090
WRSTP	2,762,468	10,240,054
WRVP	36	1,595
JABS	1,254,759	1,379,455
JACAS	7,427,011	16,183,455
JAFBS	269,907	651,450
JAGSEI	121,973	97,778
JAGTS	3,891,220	8,833,675

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

JAIGS	706,982	4,442,250
JAMGS	467,834	270,108
JAWGS	244,951	169,692
LZREMS	75,459	301,323
SBVSG2	4,221	4
LACDV2	83,536,067	43,041,087
LACDVS	403,227	72,551
LACI2	944,788	129,832
LACIPS	12,914,781	618,542
LACMV2	11,600,653	1,207,219
LACMVS	1,315,199	567,625
LACU2	58,874	3,429
LACV2	1,351,288	184,207
LACVS	808,387	53,117
LJPMVS	2,102,292	1,932,793
LOVTRC	462,415	215,056
M2IGSS	26,138	35,983
MMCGSC	43,840	152,835
MNDSC	81,141	568,709
MV2RIS	6,287	61,479
MV3LMS	83,096	139
MV3MVS	182,705	222,006
MVFSC	2,443,391	4,596,092
MVIGSC	269,292	68,135
MVIVSC	914,559	2,586,421
MSEM	223,796	538,016
MSVEG2	240,616	580,640
DTRTFB	131,165	90,607
EIF	1,888,872	2,617,650
GBF	3,530,939	6,569,082
GBF2	48,293	31,496
GEM	302,278	1,226,904
GEM2	24,229	11,809
GIG	1,490,019	2,912,426
GVAAA2	4,525,246	15,176,938
GVABD2	760,748	1,640,966
GVAGG2	1,748,742	2,882,779
GVAGI2	2,416,626	2,959,428
GVAGR2	3,466,180	6,794,847
GVDMA	151,890	8,139,599
GVDMC	209,446	4,823,347
GVEX1	1,152,242	699,817
GVEX2	7,664,295	8,586,755
GVIDA	205,462	3,671,773
GVIDC	30,364	1,369,978
GVIDM	376,411	13,429,384
GVIX8	333,625	949,819
HIBF	1,811,964	3,194,885
IDPG2	11,441	4,009
IDPGI2	40,828	10,523
MCIF	4,351,799	9,970,152
MCIF2	160,407	361,373
MSBF	2,757,302	3,489,122
NAMAA2	858	129,003
NAMGI2	66,993	108,923
NCPG2	22,783	15,026
NCPGI2	53,653	2,902
NVAMV1	8,911,357	16,251,074
NVAMV2	87,424	138,184
NVAMVX	1,971,942	2,220,193

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NVAMVZ	407,225	428,421
NVCBD1	398,602	1,241,312
NVCBD2	14,727	16,561
NVCCA2	49,586	239,425
NVCCN2	156,872	529,036
NVCMA2	192,454	707,108
NVCMC2	132,709	1,184,451
NVCMD2	167,916	1,001,117
NVCRA2	240,960	651,036
NVCRB2	824,248	2,805,211
NVDBL2	487,001	997,859
NVDCA2	4,970	185,711
NVFIII	79,377	52,381
NVGEII	38,218	142,818
NVIE6	189,636	227,857
NVLCP1	139,692	199,440
NVLCP2	190,144	545,799
NVLCPP	1,259,197	1,899,986
NVMGA2	-	6,841
NVMIG1	253,988	2,694,462
NVMIVX	248,828	688,571
NVMIVZ	24,006	80,956
NVMLG1	5,293,057	5,591,116
NVMLG2	16,022	59,113
NVMM2	14,831,723	16,545,242
NVMMG1	599,748	8,044,627
NVMMG2	13,214	728,211
NVMMV2	1,708,500	5,307,648
NVNMO1	18,780,925	8,036,659
NVNMO2	189,794	135,292
NVNSR1	536,364	391,770
NVOLG1	7,105,132	72,145,158
NVOLG2	60,416	1,864,391
NVRE1	1,157,292	5,178,115
NVSIX2	713,014	734,429
NVSTB2	426,836	498,059
NVTIV3	120,240	180,674
SAM	50,751,078	49,998,729
SCF	2,286,345	8,647,206
SCF2	38,930	122,930
SCGF	1,311,292	2,814,012
SCGF2	27,104	29,903
SCVF	1,462,504	8,120,645
SCVF2	18,335	46,524
TRF	4,583,927	11,654,830
TRF2	130,651	54,543
AMCG	33,711	79,877
AMMCGS	613,374	696,203
AMSRS	742,159	1,165,754
AMTB	665,566	1,477,832
NAACV	258,822	1,817
NADCV	1,337,057	40,660
NALG	176,558	7,318
NAMG	151,669	1,299
NASCV	585,725	9,634
NASG	37,899	167
NAWEI	381,661	7,888
PMVAAD	151,908	458,303
PMVEBD	88,655	160,574
PMVFAD	36,892	201,771

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PMVFHV	23,356	6,218
PMVIV	223,384	22,079
PMVLAD	1,169,500	1,619,503
PMVRA	31,921	105
PMVRRA	77,581	98,328
PMVSTA	2,958,714	1,358,706
PVEIB	1,219,565	741,968
PVGPB	334,152	2,178
PVIGIB	317,020	336,592
PVNOB	297,852	198,609
PVTIGB	70,774	139,410
ROCMC	40,165	37,726
TREI2	552	99
TRHS2	2,628,201	3,922,383
TRLT2	264	6
TRMCG2	227,254	92,970
VWEM	312,295	912,464
VWHA	301,743	586,886
VWHAS	527,773	725,920
VRVDRA	90,421	254,270

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	0.95%	to	1.35%	24,268	$14.36	to	$13.87	$341,608	1.30%	3.86%	to	3.45%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)
2024	1.50%	to	2.60%	13,274	38.48	to	29.83	464,934	1.25%	11.06%	to	9.82%
2023	1.50%	to	2.60%	16,511	34.65	to	27.16	523,983	1.29%	10.05%	to	8.83%
2022	1.50%	to	2.60%	17,177	31.48	to	24.96	496,994	1.11%	-5.85%	to	-6.90%
2021	1.50%	to	2.60%	18,343	33.44	to	26.81	566,488	0.65%	25.92%	to	24.52%
2020	1.50%	to	2.60%	22,988	26.55	to	21.53	568,703	1.33%	0.94%	to	-0.19%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.95%	to	1.20%	5,041	9.95	to	9.79	49,845	2.06%	3.81%	to	3.54%
2023	0.95%	to	1.20%	7,797	9.59	to	9.45	74,375	0.50%	13.74%	to	13.46%
2022	0.95%	to	1.20%	15,190	8.43	to	8.33	127,582	3.66%	-14.61%	to	-14.83%
2021	0.95%	to	1.05%	3,235	9.87	to	9.84	31,869	1.74%	9.80%	to	9.69%
2020	1.05%			709	8.97			6,357	1.36%	1.14%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2024	0.95%	to	2.60%	20,835	11.62	to	51.32	661,095	0.00%	16.18%	to	21.69%
2023	1.50%	to	2.60%	17,334	53.78	to	42.17	864,421	0.00%	32.77%	to	31.30%
2022	1.50%	to	2.60%	19,409	40.51	to	32.12	734,009	0.00%	-29.76%	to	-30.54%
2021	1.50%	to	2.60%	18,926	57.67	to	46.24	1,038,542	0.00%	26.72%	to	25.31%
2020	1.50%	to	2.60%	30,587	45.51	to	36.90	1,302,020	0.00%	33.12%	to	31.64%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2024	0.95%	to	2.60%	89,689	31.82	to	36.49	2,925,959	0.62%	8.67%	to	6.85%
2023	0.95%	to	2.60%	116,023	29.28	to	34.15	3,475,585	0.78%	15.76%	to	13.83%
2022	0.95%	to	2.60%	133,341	25.29	to	30.00	3,537,263	0.82%	-16.62%	to	-18.00%
2021	0.95%	to	2.60%	157,367	30.33	to	36.59	5,035,485	0.58%	34.32%	to	32.08%
2020	0.95%	to	2.60%	143,577	22.58	to	27.70	3,457,484	0.77%	2.07%	to	0.37%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	1.60%	to	1.75%	1,930	46.93	to	45.19	87,394	0.05%	13.20%	to	13.02%
2023	1.60%	to	1.75%	1,991	41.46	to	39.99	79,769	0.00%	24.48%	to	24.29%
2022	1.60%	to	1.75%	2,912	33.30	to	32.17	93,815	0.00%	-22.07%	to	-22.19%
2021	1.60%	to	1.75%	3,321	42.74	to	41.35	137,950	0.04%	22.78%	to	22.59%
2020	1.60%	to	1.75%	3,390	34.81	to	33.73	114,855	0.38%	19.07%	to	18.89%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2024	0.95%	to	1.80%	75,378	50.12	to	43.79	3,661,054	0.00%	17.57%	to	16.55%
2023	0.95%	to	1.80%	94,175	42.63	to	37.57	3,901,204	0.00%	3.12%	to	2.24%
2022	0.95%	to	2.00%	108,871	41.34	to	35.73	4,383,749	0.00%	-35.04%	to	-35.73%
2021	0.95%	to	2.00%	128,619	63.64	to	55.60	7,988,164	0.00%	6.62%	to	5.49%
2020	0.95%	to	2.05%	149,852	59.69	to	52.40	8,755,061	0.00%	56.29%	to	54.55%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.95%	to	1.40%	113,011	13.41	to	13.25	1,511,065	1.72%	17.72%	to	17.18%
2023	0.95%	to	1.35%	58,145	11.39	to	11.32	660,902	1.92%	15.86%	to	15.40%
2022	0.95%	to	1.30%	28,336	9.83	to	9.81	278,481	3.26%	-1.66%	to	-1.89%	****
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)
2024	1.15%	to	1.25%	10,872	10.48	to	10.47	113,891	1.28%	4.81%	to	4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2024	0.95%	to	1.20%	4,046	10.88	to	10.84	43,962	0.71%	1.14%	to	0.89%
2023	0.95%	to	1.20%	2,246	10.76	to	10.74	24,139	0.01%	7.59%	to	7.41%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2024	0.95%	to	1.30%	71,068	9.67	to	9.58	684,587	4.78%	-0.22%	to	-0.57%
2023	0.95%	to	1.35%	35,789	9.69	to	9.63	346,245	3.15%	1.91%	to	1.50%
2022	0.95%	to	1.35%	22,718	9.51	to	9.48	215,925	4.55%	-4.92%	to	-5.17%	****
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2024	0.95%	to	1.35%	21,850	10.69	to	10.67	233,348	6.62%	6.94%	to	6.65%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2024	0.95%	to	1.30%	37,450	11.39	to	11.29	426,077	1.11%	5.32%	to	4.94%
2023	0.95%	to	1.30%	38,968	10.82	to	10.76	421,194	1.71%	14.57%	to	14.17%
2022	0.95%	to	1.20%	8,974	9.44	to	9.43	84,712	1.68%	-5.58%	to	-5.73%	****
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	0.95%	to	1.35%	8,467	11.24	to	11.21	95,123	0.26%	12.44%	to	12.14%	****
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2024	0.95%	to	1.60%	252,697	21.04	to	19.74	5,222,413	2.25%	8.66%	to	7.94%
2023	0.95%	to	1.60%	298,964	19.37	to	18.29	5,703,975	1.80%	10.93%	to	10.20%
2022	0.95%	to	1.60%	273,252	17.46	to	16.60	4,702,167	1.44%	-5.01%	to	-5.64%
2021	0.95%	to	1.45%	232,250	18.38	to	17.77	4,213,963	1.32%	19.16%	to	18.55%
2020	0.95%	to	1.45%	296,372	15.42	to	14.99	4,524,177	1.91%	2.59%	to	2.07%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2024	0.95%	to	1.80%	308,055	14.02	to	12.90	4,258,953	6.92%	6.82%	to	5.90%
2023	0.95%	to	1.80%	614,775	13.12	to	12.18	7,932,853	6.30%	11.87%	to	10.91%
2022	0.95%	to	1.80%	648,678	11.73	to	10.98	7,490,935	4.74%	-11.41%	to	-12.17%
2021	0.95%	to	1.80%	2,385,341	13.24	to	12.50	31,099,174	4.74%	4.23%	to	3.33%
2020	0.95%	to	1.80%	2,644,421	12.71	to	12.10	33,151,377	3.64%	6.00%	to	5.09%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2024	0.95%	to	1.40%	358,025	10.07	to	9.64	3,541,609	4.10%	0.17%	to	-0.29%
2023	0.95%	to	1.40%	350,647	10.05	to	9.66	3,471,205	3.58%	4.43%	to	3.95%
2022	0.95%	to	1.60%	408,786	9.63	to	9.15	3,885,709	1.89%	-15.09%	to	-15.64%
2021	0.95%	to	1.60%	415,826	11.34	to	10.85	4,657,310	1.47%	-2.62%	to	-3.26%
2020	0.95%	to	1.60%	547,624	11.64	to	11.22	6,302,120	1.69%	7.51%	to	6.81%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2024	0.95%	to	2.20%	717,684	23.89	to	19.58	16,697,102	1.40%	7.89%	to	6.52%
2023	0.95%	to	2.20%	819,665	22.15	to	18.39	17,674,358	2.48%	11.42%	to	10.02%
2022	0.95%	to	2.20%	900,708	19.88	to	16.71	17,453,968	0.00%	-16.87%	to	-17.92%
2021	0.95%	to	2.20%	987,456	23.91	to	20.36	23,043,143	0.81%	5.40%	to	4.07%
2020	0.95%	to	2.20%	1,115,923	22.69	to	19.56	24,748,369	1.26%	19.56%	to	18.05%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2024	1.10%	to	1.30%	1	60.39	to	56.43	64	0.41%	11.56%	to	11.32%
2023	1.10%	to	1.30%	3	54.13	to	50.69	146	0.69%	19.65%	to	19.41%
2022	1.10%	to	1.30%	7	45.24	to	42.45	359	0.61%	-18.97%	to	-19.13%
2021	1.10%	to	1.30%	3	55.83	to	52.49	164	0.44%	25.74%	to	25.48%
2020	0.95%	to	2.20%	1,106,405	48.99	to	26.09	50,619,173	0.79%	22.51%	to	20.97%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	1.50%	to	2.60%	22,823	33.28	to	26.99	692,503	0.55%	21.53%	to	20.17%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.95%			165	32.38			5,343	0.11%	15.36%
2020	0.95%			168	28.07			4,716	0.64%	18.75%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.95%	to	2.05%	4,538,702	74.25	to	38.54	317,236,406	1.15%	23.47%	to	22.09%
2023	0.95%	to	2.25%	5,151,225	60.14	to	28.48	291,350,821	1.41%	24.75%	to	23.10%
2022	0.95%	to	2.25%	5,626,144	48.21	to	23.14	255,403,892	1.33%	-19.09%	to	-20.15%
2021	0.95%	to	2.25%	6,229,641	59.59	to	28.98	349,726,688	1.13%	27.19%	to	25.52%
2020	0.95%	to	2.25%	6,977,342	46.85	to	23.08	307,756,817	1.57%	16.89%	to	15.35%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	0.95%	to	1.85%	742,391	54.55	to	30.65	38,628,473	0.55%	23.70%	to	22.57%
2023	0.95%	to	1.85%	845,770	44.10	to	25.01	35,648,294	0.73%	22.67%	to	21.54%
2022	0.95%	to	1.85%	927,194	35.95	to	20.58	31,893,947	0.53%	-23.60%	to	-24.30%
2021	0.95%	to	1.85%	1,036,599	47.06	to	27.18	46,665,916	0.75%	25.80%	to	24.65%
2020	0.95%	to	1.85%	1,109,719	37.41	to	21.80	39,778,531	1.11%	22.96%	to	21.85%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2024	2.10%	to	2.60%	459	37.50	to	33.39	17,173	0.37%	21.95%	to	21.32%
2023	2.10%	to	2.60%	459	30.75	to	27.52	14,085	0.53%	20.92%	to	20.31%
2022	2.10%	to	2.60%	459	25.43	to	22.87	11,638	0.32%	-24.68%	to	-25.06%
2021	1.60%	to	2.60%	575	37.32	to	30.52	19,782	0.84%	24.66%	to	23.39%
2020	1.60%	to	2.60%	1,372	29.94	to	24.74	38,085	0.88%	21.88%	to	20.64%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2024	0.95%	to	1.95%	65,162	19.93	to	17.88	1,282,936	0.64%	11.26%	to	10.13%
2023	0.95%	to	1.95%	73,710	17.91	to	16.24	1,303,096	0.55%	16.87%	to	15.69%
2022	0.95%	to	1.95%	79,027	15.33	to	14.03	1,196,259	0.46%	-15.10%	to	-15.95%
2021	0.95%	to	1.95%	91,195	18.05	to	16.70	1,627,759	0.44%	24.37%	to	23.11%
2020	0.95%	to	2.20%	97,380	14.51	to	13.33	1,397,061	0.58%	6.82%	to	5.47%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.95%	to	2.05%	319,770	52.68	to	40.90	16,252,654	1.18%	6.93%	to	5.73%
2023	0.95%	to	2.25%	359,675	49.27	to	37.01	17,108,507	1.08%	14.29%	to	12.80%
2022	0.95%	to	2.25%	389,362	43.11	to	32.81	16,221,189	0.94%	-17.44%	to	-18.52%
2021	0.95%	to	2.25%	427,152	52.21	to	40.26	21,590,140	0.69%	24.95%	to	23.31%
2020	0.95%	to	2.25%	495,529	41.79	to	32.65	20,081,001	1.12%	9.59%	to	8.15%
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)
2024	0.95%	to	1.20%	54,551	12.06	to	12.04	657,240	0.39%	20.57%	to	20.37%	****
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2024	0.95%	to	1.65%	12,984	11.38	to	11.33	147,473	1.86%	13.80%	to	13.27%	****
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	0.95%	to	1.10%	53,019	12.19	to	12.18	646,159	0.00%	21.90%	to	21.77%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2024	0.95%	to	1.70%	35,742	12.72	to	12.00	450,289	5.60%	5.86%	to	5.05%
2023	0.95%	to	1.70%	32,871	12.02	to	11.42	391,460	5.22%	10.81%	to	9.97%
2022	0.95%	to	1.70%	38,484	10.84	to	10.39	414,515	5.07%	-11.63%	to	-12.29%
2021	0.95%	to	1.70%	51,311	12.27	to	11.84	625,702	5.14%	3.79%	to	3.01%
2020	0.95%	to	1.70%	48,004	11.82	to	11.50	565,531	4.77%	5.30%	to	4.50%
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
2024	0.95%	to	1.75%	103,391	23.59	to	21.46	2,388,977	1.00%	9.96%	to	9.07%
2023	0.95%	to	1.75%	120,158	21.45	to	19.68	2,531,490	0.62%	8.06%	to	7.19%
2022	0.95%	to	1.75%	129,614	19.85	to	18.36	2,531,150	0.56%	-13.19%	to	-13.89%
2021	0.95%	to	1.75%	142,393	22.87	to	21.32	3,208,121	0.63%	32.74%	to	31.67%
2020	0.95%	to	1.75%	149,548	17.23	to	16.19	2,544,308	1.05%	-3.11%	to	-3.89%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2024	0.95%	to	1.65%	536,521	13.27	to	12.30	6,966,012	7.91%	6.65%	to	5.89%
2023	0.95%	to	1.65%	655,168	12.44	to	11.62	7,994,127	8.21%	10.16%	to	9.38%
2022	0.95%	to	1.65%	676,565	11.30	to	10.62	7,507,519	4.45%	-3.66%	to	-4.34%
2021	0.95%	to	1.80%	761,446	11.73	to	10.98	8,805,825	2.88%	2.64%	to	1.76%
2020	0.95%	to	1.65%	450,828	11.42	to	10.90	5,082,354	3.36%	1.03%	to	0.32%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2024	1.50%	to	2.60%	20,834	27.53	to	21.34	537,917	5.61%	4.26%	to	3.09%
2023	1.50%	to	2.60%	24,298	26.40	to	20.70	603,653	5.95%	10.79%	to	9.55%
2022	1.50%	to	2.60%	28,444	23.83	to	18.90	641,392	5.44%	-13.24%	to	-14.21%
2021	1.50%	to	2.60%	31,308	27.47	to	22.03	816,274	4.58%	2.88%	to	1.73%
2020	1.50%	to	2.60%	38,961	26.70	to	21.65	972,812	5.88%	3.88%	to	2.72%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.95%	to	2.05%	1,405,786	21.65	to	16.25	28,850,898	3.02%	2.89%	to	1.75%
2023	0.95%	to	2.25%	1,558,433	21.04	to	15.74	31,264,497	2.69%	5.15%	to	3.76%
2022	0.95%	to	2.25%	1,742,339	20.01	to	15.17	33,325,448	2.63%	-10.14%	to	-11.31%
2021	0.95%	to	2.25%	1,960,490	22.27	to	17.11	41,735,584	2.52%	-2.32%	to	-3.61%
2020	0.95%	to	2.25%	2,107,777	22.80	to	17.75	46,082,971	2.77%	7.09%	to	5.69%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2024	1.50%	to	2.60%	53,530	15.57	to	12.07	776,913	2.47%	2.05%	to	0.91%
2023	1.50%	to	2.60%	61,813	15.26	to	11.96	871,680	2.44%	4.27%	to	3.10%
2022	1.50%	to	2.60%	66,710	14.63	to	11.60	907,065	2.34%	-10.81%	to	-11.81%
2021	1.50%	to	2.60%	70,557	16.41	to	13.16	1,080,602	2.34%	-3.14%	to	-4.22%
2020	1.50%	to	2.60%	99,708	16.94	to	13.73	1,571,916	2.63%	6.24%	to	5.06%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2024	1.50%	to	2.20%	6,768	12.69	to	12.12	84,597	1.90%	13.67%	to	12.86%
2023	1.50%	to	2.20%	6,787	11.16	to	10.74	74,811	1.69%	6.71%	to	5.95%
2022	1.50%	to	2.60%	8,287	10.46	to	9.96	85,485	0.00%	-15.28%	to	-16.23%
2021	1.50%	to	2.60%	7,025	12.35	to	11.89	85,371	1.62%	16.48%	to	15.18%
2020	1.50%	to	2.60%	8,454	10.60	to	10.32	88,715	2.10%	-0.80%	to	-1.91%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2024	0.95%	to	1.75%	1,126,807	22.05	to	20.56	24,606,138	1.70%	14.52%	to	13.60%
2023	0.95%	to	1.75%	1,114,873	19.26	to	18.10	21,270,270	1.63%	20.09%	to	19.12%
2022	0.95%	to	1.75%	988,465	16.04	to	15.19	15,709,084	1.04%	-18.96%	to	-19.62%
2021	0.95%	to	1.75%	1,191,498	19.79	to	18.90	23,424,922	0.78%	16.87%	to	15.93%
2020	0.95%	to	1.70%	940,058	16.93	to	16.34	15,828,110	1.52%	20.97%	to	20.05%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2024	0.95%	to	2.00%	299,469	22.82	to	65.00	6,819,873	0.03%	32.17%	to	30.77%
2023	0.95%	to	2.25%	183,123	17.26	to	47.03	3,153,685	0.30%	31.86%	to	30.13%
2022	0.95%	to	1.70%	131,257	13.09	to	40.58	1,715,581	0.26%	-27.19%	to	-27.74%
2021	0.95%	to	1.70%	133,671	17.98	to	56.16	2,400,875	0.03%	26.30%	to	25.34%
2020	0.95%	to	1.70%	128,285	14.24	to	44.81	1,824,278	0.03%	29.00%	to	28.02%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class (FCS)
2024	0.95%	to	1.30%	169,981	112.00	to	100.44	18,216,509	0.09%	32.36%	to	31.88%
2023	0.95%	to	1.30%	187,887	84.62	to	76.16	15,235,439	0.36%	32.07%	to	31.61%
2022	0.95%	to	1.30%	205,016	64.07	to	57.87	12,611,749	0.40%	-27.08%	to	-27.34%
2021	0.95%	to	1.30%	223,307	87.86	to	79.64	18,871,957	0.05%	26.49%	to	26.05%
2020	0.95%	to	1.30%	246,911	69.46	to	63.18	16,527,271	0.15%	29.19%	to	0.29%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2024	1.50%	to	2.60%	62,103	35.75	to	27.72	2,089,082	1.57%	13.32%	to	12.05%
2023	1.50%	to	2.60%	72,722	31.55	to	24.73	2,160,331	1.70%	8.73%	to	7.52%
2022	1.50%	to	2.60%	81,642	29.02	to	23.01	2,228,597	1.68%	-6.66%	to	-7.70%
2021	1.50%	to	2.60%	88,874	31.09	to	24.93	2,607,944	1.57%	22.74%	to	21.37%
2020	1.50%	to	2.60%	105,594	25.33	to	20.54	2,531,539	1.61%	4.84%	to	3.67%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2024	0.95%	to	2.20%	2,707,881	46.98	to	28.59	134,339,861	1.63%	13.71%	to	12.70%
2023	0.95%	to	2.20%	3,090,099	44.58	to	25.37	134,454,839	1.78%	9.49%	to	8.11%
2022	0.95%	to	2.20%	3,503,409	40.72	to	23.47	139,432,015	1.76%	-5.99%	to	-7.17%
2021	0.95%	to	2.20%	3,842,548	40.50	to	25.28	162,801,966	1.75%	23.64%	to	22.08%
2020	0.95%	to	2.20%	4,321,205	35.03	to	20.71	148,350,876	1.69%	5.53%	to	4.20%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2024	0.95%	to	1.65%	104,608	12.32	to	11.75	1,280,815	1.17%	8.66%	to	7.89%
2023	0.95%	to	1.65%	129,487	11.34	to	10.89	1,461,206	1.88%	8.45%	to	7.69%
2022	0.95%	to	1.65%	128,141	10.45	to	10.11	1,334,230	1.59%	-21.13%	to	-21.68%
2021	0.95%	to	1.65%	109,905	13.25	to	12.91	1,451,507	1.66%	-3.34%	to	-4.02%
2020	0.95%	to	1.45%	83,631	13.71	to	13.53	1,144,134	0.72%	29.63%	to	28.98%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2024	0.95%	to	1.65%	195,147	20.77	to	18.20	3,924,955	3.43%	4.26%	to	3.52%
2023	0.95%	to	1.65%	227,879	19.93	to	17.58	4,374,434	3.51%	8.24%	to	7.48%
2022	0.95%	to	1.65%	326,976	18.41	to	16.36	5,850,565	1.99%	-14.39%	to	-14.99%
2021	0.95%	to	1.95%	424,077	21.50	to	18.34	8,893,027	0.92%	4.79%	to	3.73%
2020	0.95%	to	1.95%	445,767	20.52	to	17.68	8,936,513	1.15%	11.32%	to	10.20%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2024	0.95%	to	1.65%	339,889	23.45	to	20.54	7,786,812	2.61%	6.52%	to	5.77%
2023	0.95%	to	1.65%	395,663	22.01	to	19.42	8,499,923	3.06%	11.27%	to	10.49%
2022	0.95%	to	1.65%	493,872	19.78	to	17.58	9,553,505	2.00%	-16.63%	to	-17.22%
2021	0.95%	to	1.65%	504,075	23.73	to	21.23	11,714,271	0.99%	8.43%	to	7.66%
2020	0.95%	to	1.65%	543,367	21.88	to	19.72	11,667,746	1.16%	13.82%	to	13.02%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2024	0.95%	to	1.80%	291,681	26.82	to	22.83	7,642,194	2.06%	8.30%	to	7.36%
2023	0.95%	to	1.80%	345,964	24.76	to	21.26	8,379,280	2.32%	13.47%	to	12.50%
2022	0.95%	to	1.80%	371,710	21.82	to	18.90	7,951,948	1.87%	-17.73%	to	-18.44%
2021	0.95%	to	1.80%	391,355	26.53	to	23.17	10,190,321	0.94%	11.17%	to	10.22%
2020	0.95%	to	1.80%	412,830	23.86	to	21.03	9,661,568	1.17%	15.65%	to	14.66%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2024	1.50%	to	2.50%	63,038	68.02	to	53.97	4,064,021	0.00%	28.11%	to	26.81%
2023	1.50%	to	2.50%	64,958	53.09	to	42.56	3,274,839	0.00%	33.86%	to	32.50%
2022	1.50%	to	2.50%	74,163	39.66	to	32.12	2,785,885	0.35%	-25.77%	to	-26.53%
2021	1.50%	to	2.60%	76,196	53.43	to	42.84	3,870,914	0.00%	21.06%	to	19.71%
2020	1.50%	to	2.60%	86,580	44.14	to	35.79	3,651,177	0.04%	41.40%	to	39.82%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2024	0.95%	to	1.75%	133,979	26.58	to	24.77	3,523,244	1.26%	20.79%	to	19.81%
2023	0.95%	to	1.75%	140,250	22.00	to	20.68	3,057,269	1.48%	17.24%	to	16.30%
2022	0.95%	to	1.75%	156,725	18.76	to	17.78	2,915,079	1.69%	-6.07%	to	-6.83%
2021	0.95%	to	1.75%	99,791	19.98	to	19.08	1,979,781	2.27%	24.45%	to	23.44%
2020	0.95%	to	1.40%	80,998	16.05	to	15.72	1,295,710	1.85%	6.57%	to	6.09%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2024	0.95%	to	1.15%	29,172	91.06	to	82.91	2,456,205	0.00%	37.43%	to	37.15%
2023	0.95%	to	1.15%	31,625	66.26	to	60.45	1,939,548	0.00%	44.14%	to	43.86%
2022	0.95%	to	1.15%	32,464	45.97	to	42.02	1,382,296	0.00%	-38.80%	to	-38.92%
2021	0.95%	to	1.15%	32,835	75.11	to	68.80	2,288,313	0.00%	10.77%	to	10.54%
2020	0.95%	to	1.15%	35,083	67.81	to	62.24	2,209,189	0.00%	0.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2024	0.95%	to	2.20%	2,547,660	99.88	to	47.41	237,336,360	0.00%	29.02%	to	27.39%
2023	0.95%	to	2.20%	2,815,532	77.41	to	37.22	203,153,286	0.04%	34.81%	to	33.11%
2022	0.95%	to	2.20%	3,116,169	57.42	to	27.96	166,779,748	0.51%	-25.24%	to	-26.18%
2021	0.95%	to	2.20%	3,448,588	76.81	to	37.88	247,285,845	0.00%	21.92%	to	20.38%
2020	0.95%	to	2.20%	3,860,121	63.00	to	31.47	227,768,289	0.06%	42.38%	to	40.59%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2024	0.95%	to	2.00%	959,884	21.52	to	15.51	20,722,819	3.02%	7.69%	to	6.54%
2023	0.95%	to	2.00%	2,097,750	19.98	to	14.56	42,335,137	6.88%	9.42%	to	8.30%
2022	0.95%	to	2.00%	1,262,784	18.26	to	13.44	23,166,613	4.36%	-12.40%	to	-13.32%
2021	0.95%	to	2.00%	1,435,662	20.84	to	15.51	30,115,892	4.21%	3.48%	to	2.41%
2020	0.95%	to	2.20%	1,566,897	20.14	to	14.49	31,783,885	4.68%	1.67%	to	0.39%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2024	0.95%	to	1.85%	1,354,940	16.33	to	13.40	21,350,749	3.50%	0.65%	to	-0.27%
2023	0.95%	to	1.85%	1,375,472	16.22	to	13.43	21,569,181	2.54%	5.11%	to	4.16%
2022	0.95%	to	1.95%	1,425,341	15.43	to	12.64	21,277,099	2.11%	-13.85%	to	-14.72%
2021	0.95%	to	1.95%	1,663,378	17.91	to	14.82	28,846,305	1.92%	-1.67%	to	-2.66%
2020	0.95%	to	1.95%	1,926,738	18.22	to	15.23	34,089,177	2.18%	8.22%	to	7.13%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	1.50%	to	2.60%	61,079	45.13	to	36.59	2,594,689	0.40%	16.10%	to	14.80%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2024	0.95%	to	1.85%	491,931	37.04	to	31.24	17,732,749	0.47%	16.23%	to	15.17%
2023	0.95%	to	2.15%	544,002	31.87	to	25.70	16,884,226	0.50%	13.91%	to	12.54%
2022	0.95%	to	1.95%	607,286	27.98	to	23.62	16,559,734	0.39%	-15.66%	to	-16.51%
2021	0.95%	to	1.95%	683,828	33.17	to	28.30	22,137,075	0.50%	24.31%	to	23.06%
2020	0.95%	to	2.25%	765,914	26.69	to	21.98	19,979,162	0.55%	16.92%	to	15.38%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.95%	to	1.85%	671,916	14.97	to	12.63	9,873,139	2.01%	3.03%	to	2.09%
2023	0.95%	to	1.85%	777,403	14.53	to	12.37	11,108,847	2.38%	-0.25%	to	-1.16%
2022	0.95%	to	1.95%	1,162,422	14.57	to	12.30	16,662,159	2.53%	61.33%	to	59.70%
2021	0.95%	to	1.95%	813,411	9.03	to	7.70	7,211,974	2.49%	53.36%	to	51.82%
2020	0.95%	to	1.95%	613,980	5.89	to	5.07	3,533,349	2.69%	-33.52%	to	-34.19%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2024	1.50%	to	2.20%	46,465	14.22	to	13.27	648,463	1.44%	3.23%	to	2.49%
2023	1.50%	to	2.20%	58,120	13.78	to	12.95	783,047	0.80%	18.42%	to	17.58%
2022	1.50%	to	2.60%	61,867	11.63	to	10.67	705,046	0.81%	-25.81%	to	-26.64%
2021	1.50%	to	2.60%	68,285	15.68	to	14.55	1,051,120	0.32%	17.60%	to	16.29%
2020	1.50%	to	2.60%	80,631	13.33	to	12.51	1,058,192	0.22%	13.60%	to	12.33%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2024	0.95%	to	2.20%	635,709	29.13	to	17.70	18,297,411	1.55%	3.92%	to	2.63%
2023	0.95%	to	2.20%	732,737	28.03	to	17.25	20,326,225	0.92%	19.28%	to	17.77%
2022	0.95%	to	2.20%	806,797	23.50	to	14.65	18,776,418	0.96%	-25.30%	to	-26.24%
2021	0.95%	to	2.20%	842,691	31.46	to	19.86	26,284,150	0.43%	18.45%	to	16.94%
2020	0.95%	to	2.20%	939,560	26.56	to	16.98	24,779,150	0.34%	14.40%	to	12.95%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2024	0.95%	to	1.40%	49,106	12.11	to	11.69	592,120	3.80%	5.24%	to	4.75%
2023	0.95%	to	1.40%	93,175	11.51	to	11.16	1,066,335	3.02%	9.84%	to	9.34%
2022	0.95%	to	1.40%	62,778	10.48	to	10.21	655,525	0.85%	-28.38%	to	-28.70%
2021	0.95%	to	1.45%	62,184	14.63	to	14.28	903,169	0.92%	37.33%	to	36.64%
2020	0.95%	to	1.45%	53,532	10.65	to	10.45	566,962	1.61%	-7.68%	to	-8.14%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2024	0.95%	to	1.50%	26,016	11.51	to	11.41	298,930	6.78%	7.47%	to	6.87%
2023	0.95%	to	1.35%	26,446	10.71	to	10.69	283,103	13.82%	7.14%	to	6.85%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2024	0.95%	to	2.05%	148,349	53.28	to	41.37	7,573,914	0.92%	8.23%	to	7.02%
2023	0.95%	to	2.05%	166,431	49.23	to	38.65	7,862,026	1.10%	19.63%	to	18.31%
2022	0.95%	to	2.05%	189,672	41.15	to	32.67	7,490,757	1.00%	-8.07%	to	-9.09%
2021	0.95%	to	2.05%	211,392	44.77	to	35.94	9,109,113	1.44%	32.21%	to	30.74%
2020	0.95%	to	2.05%	204,170	33.86	to	27.49	6,664,993	1.20%	7.15%	to	5.96%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.95%	to	2.60%	48,739	12.44	to	35.43	773,756	0.97%	8.12%	to	6.31%
2023	0.95%	to	2.60%	18,154	11.51	to	33.33	369,851	1.01%	19.46%	to	17.48%
2022	0.95%	to	2.60%	12,770	9.63	to	28.37	290,062	1.17%	-3.66%	to	-9.75%
2021	1.50%	to	2.60%	7,533	39.21	to	31.44	270,078	1.22%	31.34%	to	29.88%
2020	1.50%	to	2.60%	8,971	29.85	to	24.20	247,801	1.04%	6.40%	to	5.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2024	0.95%	to	1.80%	163,031	12.59	to	11.48	2,018,906	3.94%	6.64%	to	5.72%
2023	0.95%	to	1.80%	178,845	11.80	to	10.86	2,079,379	2.10%	11.56%	to	10.60%
2022	0.95%	to	1.95%	203,319	10.58	to	9.69	2,122,364	2.60%	-22.72%	to	-23.50%
2021	0.95%	to	1.95%	215,032	13.69	to	12.67	2,910,897	0.86%	-6.64%	to	-7.58%
2020	0.95%	to	1.95%	218,787	14.66	to	13.70	3,175,697	4.09%	16.07%	to	14.90%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2024	0.95%	to	1.40%	115,695	19.89	to	18.44	2,252,567	2.04%	8.11%	to	7.61%
2023	0.95%	to	1.40%	144,755	18.40	to	17.13	2,597,191	1.47%	13.53%	to	13.01%
2022	0.95%	to	1.95%	157,442	16.21	to	13.97	2,490,804	1.62%	-16.80%	to	-17.64%
2021	0.95%	to	1.95%	162,293	19.48	to	16.96	3,090,156	1.80%	10.62%	to	9.51%
2020	0.95%	to	1.95%	181,759	17.61	to	15.49	3,132,371	1.55%	10.68%	to	9.56%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.95%	to	2.20%	812,213	7.42	to	6.48	5,929,654	0.00%	-12.22%	to	-13.33%
2023	0.95%	to	2.20%	962,202	8.45	to	7.47	8,012,080	0.00%	1.91%	to	0.63%
2022	0.95%	to	2.20%	1,114,806	8.29	to	7.43	9,122,857	0.00%	-5.85%	to	-7.04%
2021	0.95%	to	2.20%	1,335,226	8.81	to	7.99	11,630,670	0.00%	-5.90%	to	-7.08%
2020	0.95%	to	2.20%	1,415,389	9.36	to	8.60	13,113,910	8.32%	-6.18%	to	-7.37%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2024	0.95%	to	2.20%	924,002	24.04	to	18.96	21,432,150	5.19%	6.18%	to	4.83%
2023	0.95%	to	2.20%	1,043,023	22.64	to	18.09	22,826,276	5.16%	7.59%	to	6.24%
2022	0.95%	to	2.20%	1,186,787	21.04	to	17.03	24,197,185	4.88%	-6.37%	to	-7.55%
2021	0.95%	to	2.20%	1,241,272	22.47	to	18.42	27,086,102	4.70%	15.65%	to	14.19%
2020	0.95%	to	2.20%	1,392,650	19.43	to	16.13	26,303,393	5.75%	-0.26%	to	-1.52%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2024	0.95%	to	1.85%	214,722	31.79	to	26.81	6,708,514	0.92%	10.20%	to	9.63%
2023	0.95%	to	1.85%	255,327	34.56	to	24.46	7,219,686	0.52%	11.18%	to	10.67%
2022	0.95%	to	1.85%	272,293	25.73	to	22.10	6,895,819	0.98%	-10.92%	to	-11.73%
2021	0.95%	to	1.85%	286,845	28.88	to	25.03	8,171,030	1.05%	24.18%	to	23.05%
2020	0.95%	to	1.85%	287,835	23.26	to	20.35	6,632,503	1.51%	4.19%	to	3.24%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2024	0.95%	to	1.65%	197,146	9.98	to	9.26	1,946,970	2.39%	-1.94%	to	-2.64%
2023	0.95%	to	1.65%	237,169	10.18	to	9.51	2,392,445	3.11%	19.61%	to	18.77%
2022	0.95%	to	1.95%	271,886	8.51	to	7.79	2,304,497	3.05%	-8.48%	to	-9.40%
2021	0.95%	to	1.95%	271,945	9.30	to	8.60	2,526,979	1.91%	3.17%	to	2.13%
2020	0.95%	to	1.95%	309,515	9.01	to	8.42	2,784,590	3.35%	-2.10%	to	-3.09%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2024	0.95%	to	1.35%	3,456	16.22	to	15.40	55,108	1.80%	10.69%	to	10.24%
2023	0.95%	to	1.65%	7,036	14.65	to	13.49	98,249	2.77%	14.48%	to	13.67%
2022	0.95%	to	1.35%	2,390	12.80	to	12.26	29,994	0.00%	-19.93%	to	-20.25%
2021	0.95%	to	1.35%	2,473	15.98	to	15.37	38,868	0.00%	15.07%	to	14.60%
2020	0.95%	to	1.35%	4,141	13.89	to	13.41	56,698	0.15%	3.12%	to	2.71%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2024	0.95%	to	1.35%	5,291	11.28	to	10.98	59,540	2.53%	2.30%	to	1.88%
2023	0.95%	to	1.35%	5,586	11.02	to	10.77	61,441	6.52%	6.75%	to	6.32%
2022	0.95%	to	1.35%	5,578	10.33	to	10.13	57,463	1.91%	-7.42%	to	-7.80%
2021	0.95%	to	1.35%	9,509	11.15	to	10.99	105,585	4.01%	3.84%	to	3.42%
2020	0.95%	to	1.35%	2,287	10.74	to	10.63	24,503	2.53%	5.71%	to	5.28%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	0.95%	to	1.65%	49,434	11.05	to	10.18	534,685	5.30%	-4.58%	to	-5.26%
2023	0.95%	to	1.65%	81,745	11.58	to	10.74	931,325	3.04%	3.38%	to	2.65%
2022	0.95%	to	1.65%	134,971	11.21	to	10.46	1,496,866	1.30%	-4.31%	to	-4.99%
2021	0.95%	to	1.65%	60,555	11.71	to	11.01	695,839	0.00%	7.08%	to	6.32%
2020	0.95%	to	1.65%	54,574	10.94	to	10.36	585,988	1.44%	6.37%	to	5.62%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2024	0.95%	to	1.15%	8,827	24.81	to	23.89	212,395	0.00%	6.62%	to	6.37%
2023	0.95%	to	1.15%	11,438	23.27	to	22.46	259,618	5.92%	10.97%	to	10.75%
2022	0.95%	to	1.15%	13,067	20.97	to	20.28	267,634	6.49%	-10.54%	to	-10.74%
2021	0.95%	to	1.15%	13,208	23.44	to	22.72	302,893	5.11%	4.41%	to	4.22%
2020	0.95%	to	1.15%	12,897	22.45	to	21.80	283,650	0.00%	0.04%	to	0.03%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2024	1.50%	to	2.60%	58,793	41.47	to	32.15	2,289,266	1.46%	13.14%	to	11.87%
2023	1.50%	to	2.60%	68,602	36.66	to	28.74	2,370,321	1.52%	10.42%	to	9.19%
2022	1.50%	to	2.60%	80,326	33.20	to	26.32	2,507,897	1.34%	-0.66%	to	-1.77%
2021	1.50%	to	2.60%	84,869	33.42	to	26.80	2,667,850	1.54%	31.05%	to	29.59%
2020	1.50%	to	2.60%	106,659	25.50	to	20.68	2,561,024	2.17%	-2.57%	to	-3.66%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2024	0.95%	to	1.25%	483	49.37	to	47.51	23,346	0.00%	33.60%	to	33.19%
2023	0.95%	to	1.25%	492	36.95	to	35.67	17,842	0.00%	39.59%	to	39.17%
2022	0.95%	to	1.25%	501	26.47	to	25.63	13,024	0.00%	-31.77%	to	-31.97%
2021	0.95%	to	1.25%	511	38.80	to	37.67	19,490	0.00%	10.86%	to	10.53%
2020	0.95%	to	1.25%	1,978	34.99	to	34.08	67,645	0.07%	41.00%	to	40.58%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	2.35%	88,763	34.24	to	33.64	3,184,699	0.00%	40.65%	to	38.66%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2024	1.50%	to	2.50%	11,996	32.66	to	26.99	360,904	0.47%	23.40%	to	22.14%
2023	1.50%	to	2.50%	13,679	26.46	to	22.10	332,588	0.45%	21.25%	to	20.02%
2022	1.50%	to	2.50%	16,435	21.83	to	18.41	330,367	0.59%	-21.94%	to	-22.73%
2021	1.50%	to	2.50%	19,619	27.96	to	23.83	506,588	0.45%	25.47%	to	24.20%
2020	1.50%	to	2.50%	19,781	22.29	to	19.19	409,070	1.13%	11.87%	to	10.73%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2024	1.55%			79	40.56			3,203	0.71%	23.65%
2023	1.55%			79	32.81			2,590	0.75%	21.46%
2022	1.55%			79	27.01			2,134	0.93%	-21.78%
2021	1.55%			79	34.53			2,728	0.67%	25.76%
2020	1.55%			79	27.46			2,169	1.37%	12.09%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2024	0.95%	to	1.20%	11,564	34.41	to	32.83	385,554	0.00%	3.18%	to	2.88%
2023	0.95%	to	1.20%	13,234	33.35	to	31.91	428,553	0.00%	2.05%	to	1.82%
2022	0.95%	to	1.20%	13,032	32.68	to	31.34	414,197	0.00%	-14.16%	to	-14.37%
2021	0.95%	to	1.20%	12,565	38.07	to	36.60	465,827	0.20%	11.25%	to	10.94%
2020	0.95%	to	1.20%	13,904	34.22	to	32.99	463,950	0.00%	0.13%	to	0.13%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2024	0.95%	to	1.55%	15,162	25.26	to	23.25	367,679	1.81%	11.05%	to	10.37%
2023	0.95%	to	1.55%	15,536	22.75	to	21.06	340,376	2.05%	9.51%	to	8.85%
2022	0.95%	to	1.55%	17,739	20.77	to	19.35	357,297	1.64%	-8.39%	to	-8.94%
2021	0.95%	to	1.55%	20,023	22.68	to	21.25	442,616	1.86%	17.52%	to	16.81%
2020	0.95%	to	1.55%	21,489	19.29	to	18.19	405,036	2.43%	8.91%	to	8.25%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2024	0.95%	to	2.25%	8,265	24.96	to	21.12	202,185	0.13%	15.68%	to	14.15%
2023	0.95%	to	1.75%	6,632	21.58	to	19.63	140,662	0.04%	13.06%	to	12.15%
2022	0.95%	to	1.75%	6,740	19.09	to	17.50	126,259	0.07%	-15.26%	to	-15.95%
2021	0.95%	to	1.75%	9,109	22.52	to	20.83	201,672	0.26%	21.70%	to	20.72%
2020	0.95%	to	1.75%	8,850	18.51	to	17.25	160,806	0.45%	7.91%	to	7.03%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2024	0.95%	to	1.20%	10,477	14.35	to	13.69	145,633	0.00%	-2.71%	to	-2.98%
2023	0.95%	to	1.20%	10,624	14.75	to	14.11	152,086	1.41%	7.98%	to	7.71%
2022	0.95%	to	1.20%	10,428	13.66	to	13.10	138,419	2.76%	-25.64%	to	-25.82%
2021	0.95%	to	1.20%	12,502	18.37	to	17.66	223,693	2.93%	24.54%	to	24.19%
2020	0.95%	to	1.20%	11,092	14.75	to	14.22	159,629	0.00%	-0.13%	to	-0.13%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	0.95%	to	2.25%	936,684	53.98	to	17.65	53,879,452	0.00%	23.05%	to	21.42%
2023	0.95%	to	2.20%	1,054,556	43.87	to	26.85	49,380,852	0.00%	12.08%	to	10.67%
2022	0.95%	to	2.20%	1,150,080	39.14	to	24.26	48,084,888	0.00%	-31.64%	to	-32.50%
2021	0.95%	to	2.20%	1,232,238	57.26	to	35.94	75,404,576	0.00%	17.96%	to	16.48%
2020	0.95%	to	2.25%	1,397,273	48.54	to	16.73	72,599,904	0.04%	39.35%	to	37.52%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2024	0.95%	to	2.25%	86,679	16.18	to	15.22	1,383,669	0.00%	22.74%	to	21.12%
2023	0.95%	to	2.20%	85,776	13.19	to	12.59	1,117,817	0.00%	11.78%	to	10.38%
2022	0.95%	to	2.20%	98,385	11.80	to	11.40	1,151,485	0.00%	-31.78%	to	-32.65%
2021	0.95%	to	2.20%	123,455	17.29	to	16.93	2,125,073	0.00%	17.66%	to	16.18%
2020	0.95%	to	2.20%	111,981	14.70	to	14.57	1,642,705	0.00%	46.97%	to	45.73%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2024	1.10%			-	60.00			29	0.00%	22.27%
2023	1.10%			-	49.07			24	0.86%	21.85%
2020	0.95%	to	2.20%	2,111,151	36.02	to	23.12	78,530,294	1.47%	12.86%	to	11.44%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	1.50%	to	2.60%	42,077	30.22	to	24.51	1,204,937	1.19%	11.99%	to	10.74%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2024	0.95%	to	1.35%	55,152	77.94	to	76.93	4,482,079	0.00%	32.88%	to	32.34%
2023	0.95%	to	1.35%	60,727	58.65	to	58.13	3,720,075	0.00%	34.09%	to	33.54%
2022	0.95%	to	1.35%	68,783	43.74	to	43.53	3,149,318	0.00%	-31.44%	to	-31.71%
2021	0.95%	to	1.35%	71,928	63.80	to	63.74	4,808,639	0.00%	21.41%	to	20.90%
2020	0.95%	to	1.35%	80,153	52.55	to	52.72	4,417,856	0.00%	35.29%	to	0.35%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2024	0.95%	to	2.60%	1,784,596	45.49	to	30.06	77,515,670	0.00%	14.96%	to	13.03%
2023	0.95%	to	2.60%	2,029,025	39.57	to	26.59	76,809,670	0.22%	33.46%	to	31.24%
2022	0.95%	to	2.60%	2,277,310	29.65	to	20.26	64,673,798	0.00%	-32.41%	to	-33.54%
2021	0.95%	to	2.60%	2,478,033	43.87	to	30.49	104,338,325	0.00%	14.39%	to	12.49%
2020	0.95%	to	2.60%	2,834,665	38.35	to	27.10	104,516,116	0.69%	26.43%	to	24.32%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2024	1.50%	to	2.35%	13,789	45.82	to	37.64	590,224	0.00%	14.04%	to	13.05%
2023	1.50%	to	2.35%	15,937	40.18	to	33.30	600,154	0.00%	32.44%	to	31.30%
2022	1.50%	to	2.35%	19,431	30.34	to	25.36	548,473	0.00%	-32.96%	to	-33.54%
2021	1.50%	to	2.35%	20,844	45.25	to	38.16	878,057	0.00%	13.44%	to	12.46%
2020	1.50%	to	2.35%	24,776	39.89	to	33.93	915,939	0.45%	25.43%	to	24.35%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2024	0.95%	to	1.65%	72,512	12.36	to	11.46	884,961	0.36%	-2.75%	to	-3.44%
2023	0.95%	to	2.25%	79,967	12.71	to	11.18	1,007,149	0.29%	19.49%	to	17.93%
2022	0.95%	to	1.65%	78,982	10.63	to	10.00	832,164	0.00%	-27.86%	to	-28.37%
2021	0.95%	to	1.65%	88,966	14.74	to	13.96	1,299,013	0.00%	9.07%	to	8.30%
2020	0.95%	to	1.65%	125,849	13.51	to	12.89	1,689,449	0.60%	19.89%	to	19.05%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2024	0.95%	to	2.05%	152,656	10.84	to	9.46	1,626,321	2.96%	2.18%	to	1.03%
2023	0.95%	to	2.20%	173,431	10.61	to	9.20	1,795,207	0.00%	7.85%	to	6.49%
2022	0.95%	to	2.20%	189,871	9.83	to	8.64	1,831,185	0.00%	-12.30%	to	-13.41%
2021	0.95%	to	2.20%	218,574	11.21	to	9.98	2,404,551	4.38%	-4.33%	to	-5.54%
2020	0.95%	to	2.20%	251,724	11.72	to	10.56	2,903,968	5.63%	2.42%	to	1.13%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2024	1.50%	to	2.60%	27,853	17.29	to	13.41	443,270	2.73%	1.24%	to	0.10%
2023	1.50%	to	2.60%	29,047	17.08	to	13.39	455,124	0.00%	6.98%	to	5.78%
2022	1.50%	to	2.60%	34,053	15.97	to	12.66	502,728	0.00%	-13.04%	to	-14.01%
2021	1.50%	to	2.60%	38,663	18.36	to	14.72	660,332	3.81%	-5.01%	to	-6.07%
2020	1.50%	to	2.60%	47,899	19.33	to	15.67	863,121	5.18%	1.45%	to	0.31%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.95%	to	1.95%	193,172	37.89	to	31.35	7,131,850	0.00%	11.18%	to	10.48%
2023	0.95%	to	1.95%	205,659	33.95	to	28.37	6,801,306	1.15%	17.01%	to	15.83%
2022	0.95%	to	1.95%	213,847	29.01	to	24.50	6,049,621	0.52%	-16.63%	to	-17.47%
2021	0.95%	to	1.95%	230,510	34.80	to	29.68	7,833,696	0.37%	21.39%	to	20.16%
2020	0.95%	to	2.20%	252,567	28.67	to	23.79	7,084,627	0.62%	18.79%	to	17.29%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.95%	to	2.25%	969,374	46.09	to	32.89	43,032,396	1.81%	11.36%	to	9.89%
2023	0.95%	to	2.25%	1,131,058	41.38	to	29.93	45,137,738	2.08%	12.86%	to	11.38%
2022	0.95%	to	2.25%	1,243,542	36.67	to	26.87	43,999,189	1.53%	-15.55%	to	-16.66%
2021	0.95%	to	2.25%	1,366,338	43.42	to	32.24	57,299,516	1.54%	9.39%	to	7.96%
2020	0.95%	to	2.25%	1,548,990	39.69	to	29.86	59,474,461	1.99%	12.80%	to	11.32%
Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)
2024	0.95%	to	2.25%	1,313,208	18.52	to	13.07	23,461,289	2.98%	1.47%	to	0.13%
2023	0.95%	to	2.25%	1,355,331	18.25	to	13.05	23,875,801	2.77%	6.16%	to	4.77%
2022	0.95%	to	2.25%	1,461,295	17.19	to	12.46	24,261,485	2.48%	-16.59%	to	-17.68%
2021	0.95%	to	2.25%	1,617,707	20.61	to	15.14	32,258,294	1.99%	-1.79%	to	-3.08%
2020	0.95%	to	2.25%	1,709,494	20.98	to	15.62	34,707,740	2.51%	9.91%	to	8.47%
Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)
2020	0.95%	to	2.25%	1,145,806	30.84	to	23.30	34,215,647	1.43%	13.03%	to	11.55%
Ivy Variable Insurance Portfolios - Macquarie VIP Core Equity Series: Service Class (WRCEP)
2024	0.95%	to	2.25%	1,402,456	54.76	to	40.01	74,348,395	0.35%	24.49%	to	22.84%
2023	0.95%	to	2.25%	1,622,321	43.99	to	32.57	69,169,203	0.38%	22.35%	to	20.75%
2022	0.95%	to	2.25%	1,847,851	35.95	to	26.97	64,405,470	0.23%	-18.11%	to	-19.18%
2021	0.95%	to	2.25%	2,109,236	43.90	to	33.37	89,887,570	0.54%	27.72%	to	26.04%
2020	0.95%	to	2.25%	2,394,864	34.38	to	26.48	79,912,404	0.54%	20.36%	to	18.78%
Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)
2024	0.95%	to	1.80%	128,738	9.48	to	8.07	1,186,774	2.91%	-6.50%	to	-7.31%
2023	0.95%	to	1.80%	163,314	10.13	to	8.70	1,610,647	3.16%	3.03%	to	2.15%
2022	0.95%	to	1.80%	185,316	9.84	to	8.52	1,777,416	2.95%	49.05%	to	47.77%
2021	0.95%	to	1.80%	206,560	6.60	to	5.76	1,331,772	1.43%	40.65%	to	39.44%
2020	0.95%	to	1.80%	234,570	4.69	to	4.13	1,076,928	1.89%	-37.43%	to	-37.97%
Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)
2024	0.95%	to	2.25%	191,652	11.96	to	9.23	2,217,639	5.45%	-1.53%	to	-2.83%
2023	0.95%	to	2.25%	209,326	12.15	to	9.50	2,464,225	2.60%	0.62%	to	-0.69%
2022	0.95%	to	2.25%	229,128	12.07	to	9.57	2,683,095	1.66%	16.66%	to	15.13%
2021	0.95%	to	2.25%	271,512	10.35	to	8.31	2,730,313	1.64%	25.48%	to	23.83%
2020	0.95%	to	2.25%	302,646	8.25	to	6.71	2,428,743	2.36%	-12.83%	to	-13.97%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (WRGP)
2024	0.95%	to	2.25%	1,617,608	67.24	to	50.21	105,071,970	0.00%	22.71%	to	21.09%
2023	0.95%	to	2.25%	1,890,095	54.80	to	41.47	100,224,696	0.00%	36.62%	to	34.83%
2022	0.95%	to	2.25%	2,130,588	40.11	to	30.76	82,720,532	0.00%	-27.88%	to	-28.83%
2021	0.95%	to	2.25%	2,452,487	55.62	to	43.21	132,179,684	0.00%	28.79%	to	27.10%
2020	0.95%	to	2.25%	2,769,933	43.18	to	34.00	115,912,276	0.00%	29.31%	to	27.61%
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)
2024	0.95%	to	2.25%	760,714	36.69	to	26.50	26,968,615	6.46%	5.18%	to	3.79%
2023	0.95%	to	2.25%	862,998	34.88	to	25.53	29,140,730	6.30%	10.69%	to	9.24%
2022	0.95%	to	2.25%	951,370	31.52	to	23.37	29,052,990	6.60%	-11.81%	to	-12.96%
2021	0.95%	to	2.25%	1,068,120	35.74	to	26.85	37,034,951	5.85%	5.05%	to	3.68%
2020	0.95%	to	2.25%	1,195,685	34.02	to	25.90	39,437,174	7.23%	5.02%	to	3.64%
Ivy Variable Insurance Portfolios - Macquarie VIP International Core Equity Series: Service Class (WRI2P)
2024	0.95%	to	1.80%	274,576	26.40	to	22.09	7,093,950	1.27%	2.80%	to	1.91%
2023	0.95%	to	1.80%	300,301	25.68	to	21.68	7,558,940	1.61%	14.53%	to	13.55%
2022	0.95%	to	1.80%	328,758	22.42	to	19.09	7,227,472	2.30%	-15.11%	to	-15.84%
2021	0.95%	to	1.85%	348,851	26.42	to	22.48	9,045,227	1.04%	13.09%	to	12.07%
2020	0.95%	to	1.85%	358,216	23.36	to	20.06	8,213,612	2.45%	6.17%	to	5.20%
Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)
2024	0.95%	to	2.25%	700,161	33.65	to	24.23	22,730,739	1.03%	15.97%	to	14.44%
2023	0.95%	to	2.25%	570,808	29.01	to	21.17	15,985,592	0.08%	18.85%	to	17.30%
2022	0.95%	to	2.25%	636,694	24.41	to	18.05	15,012,719	0.78%	-18.34%	to	-19.41%
2021	0.95%	to	2.25%	709,129	29.90	to	22.40	20,479,962	0.06%	16.74%	to	15.21%
2020	0.95%	to	2.25%	783,488	25.61	to	19.44	19,396,549	0.42%	19.43%	to	17.87%
Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)
2024	0.95%	to	1.85%	451,101	11.06	to	9.76	4,895,453	4.36%	3.34%	to	2.39%
2023	0.95%	to	1.85%	403,969	10.70	to	9.53	4,248,669	1.72%	3.85%	to	2.90%
2022	0.95%	to	1.85%	429,266	10.31	to	9.26	4,349,135	1.32%	-5.21%	to	-6.07%
2021	0.95%	to	1.85%	402,902	10.87	to	9.86	4,305,195	1.52%	-1.43%	to	-2.33%
2020	0.95%	to	1.95%	382,060	11.03	to	10.00	4,151,579	2.41%	3.15%	to	2.11%
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
2024	0.95%	to	2.25%	251,772	57.88	to	44.69	14,217,035	0.00%	1.23%	to	-0.11%
2023	0.95%	to	2.25%	295,069	57.18	to	44.74	16,473,408	0.00%	18.48%	to	16.93%
2022	0.95%	to	2.25%	326,607	48.26	to	38.26	15,408,129	0.00%	-31.45%	to	-32.35%
2021	0.95%	to	2.25%	343,769	70.40	to	56.55	23,676,512	0.00%	15.25%	to	13.74%
2020	0.95%	to	2.25%	385,006	61.09	to	49.72	23,035,359	0.00%	47.59%	to	45.65%
Ivy Variable Insurance Portfolios - Macquarie VIP Small Cap Growth Series: Service Class (WRSCP)
2024	0.95%	to	2.25%	720,254	38.40	to	29.01	26,738,273	0.00%	13.17%	to	11.68%
2023	0.95%	to	2.25%	837,978	33.93	to	25.98	27,501,522	0.00%	11.96%	to	10.50%
2022	0.95%	to	2.25%	931,233	30.30	to	23.51	27,319,252	0.00%	-27.46%	to	-28.41%
2021	0.95%	to	2.25%	1,005,670	41.78	to	32.84	40,737,501	0.94%	3.00%	to	1.65%
2020	0.95%	to	2.25%	1,114,901	40.56	to	32.31	43,846,293	0.00%	36.36%	to	34.57%
Ivy Variable Insurance Portfolios - Macquarie VIP Smid Cap Core Series: Service Class (WRSCV)
2024	0.95%	to	1.80%	110,546	43.41	to	36.33	4,677,668	0.31%	13.17%	to	12.19%
2023	0.95%	to	1.80%	126,467	38.36	to	32.38	4,730,897	0.21%	14.57%	to	13.59%
2022	0.95%	to	1.80%	136,519	33.48	to	28.51	4,450,132	0.00%	-15.62%	to	-16.34%
2021	0.95%	to	1.85%	145,188	39.68	to	33.77	5,617,988	0.00%	19.63%	to	18.55%
2020	0.95%	to	1.85%	146,831	33.16	to	28.48	4,750,109	0.00%	6.01%	to	5.04%
Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)
2024	0.95%	to	2.25%	727,104	91.24	to	72.21	63,953,224	0.00%	29.35%	to	27.64%
2023	0.95%	to	2.25%	834,334	70.54	to	56.58	56,812,435	0.00%	37.75%	to	35.95%
2022	0.95%	to	2.25%	937,241	51.21	to	41.62	46,352,157	0.00%	-32.49%	to	-33.37%
2021	0.95%	to	2.25%	998,929	75.85	to	62.46	73,319,209	0.00%	14.07%	to	12.58%
2020	0.95%	to	2.25%	1,112,608	66.49	to	55.49	71,613,260	0.00%	34.08%	to	32.32%
Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)
2020	0.95%	to	2.25%	862,179	31.14	to	24.01	25,918,384	2.01%	1.02%	to	-0.31%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2024	0.95%	to	1.70%	201,791	11.79	to	11.47	2,381,532	1.79%	14.05%	to	13.18%
2023	0.95%	to	1.70%	216,212	10.34	to	10.13	2,241,631	2.34%	14.04%	to	13.18%
2022	0.95%	to	1.70%	104,282	9.07	to	8.95	965,610	1.12%	-17.41%	to	-18.03%
2021	0.95%	to	1.70%	47,252	10.98	to	10.92	518,345	1.00%	9.77%	to	9.21%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2024	0.95%	to	2.00%	1,729,386	60.06	to	46.05	99,947,359	0.01%	26.49%	to	25.56%
2023	0.95%	to	2.00%	1,995,759	47.32	to	36.67	90,903,435	0.12%	38.33%	to	36.87%
2022	0.95%	to	2.00%	2,191,307	34.21	to	26.79	72,255,941	0.05%	-34.36%	to	-35.05%
2021	0.95%	to	2.00%	2,482,609	52.12	to	41.26	124,893,446	0.00%	21.44%	to	20.15%
2020	0.95%	to	2.05%	2,783,998	42.92	to	33.97	115,430,053	0.17%	37.71%	to	36.19%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2024	0.95%	to	1.75%	191,555	10.30	to	9.53	1,947,766	3.89%	0.66%	to	-0.16%
2023	0.95%	to	1.75%	235,472	10.24	to	9.54	2,384,151	3.86%	4.30%	to	3.46%
2022	0.95%	to	1.75%	177,158	9.82	to	9.22	1,717,520	1.90%	-14.72%	to	-15.41%
2021	0.95%	to	1.75%	220,257	11.51	to	10.90	2,509,309	1.55%	-2.05%	to	-2.84%
2020	0.95%	to	1.75%	267,472	11.75	to	11.22	3,115,869	2.50%	9.20%	to	8.32%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2024	0.95%	to	1.25%	5,488	12.24	to	12.18	66,951	0.22%	10.00%	to	9.67%
2023	0.95%	to	1.10%	2,875	11.13	to	11.12	31,966	0.52%	11.28%	to	11.17%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.95%	to	2.20%	1,500,729	41.77	to	30.43	60,331,981	0.00%	30.50%	to	28.84%
2023	0.95%	to	2.20%	1,623,256	32.01	to	23.62	50,060,707	0.00%	52.82%	to	50.90%
2022	0.95%	to	2.20%	1,621,044	20.94	to	15.65	32,740,357	0.00%	-37.72%	to	-38.51%
2021	0.95%	to	2.20%	1,874,552	33.63	to	25.45	60,919,569	0.12%	16.63%	to	15.16%
2020	0.95%	to	2.20%	2,261,480	28.84	to	22.10	63,124,636	0.00%	49.30%	to	47.42%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.95%	to	2.05%	1,544,491	20.19	to	15.28	29,951,814	1.27%	4.56%	to	3.40%
2023	0.95%	to	2.05%	1,732,328	19.31	to	14.78	32,177,226	1.41%	9.54%	to	8.32%
2022	0.95%	to	2.05%	1,902,947	17.63	to	13.65	32,318,659	1.67%	-9.70%	to	-10.70%
2021	0.95%	to	2.05%	2,094,936	19.52	to	15.28	39,453,540	1.01%	12.18%	to	10.97%
2020	0.95%	to	2.05%	2,346,663	17.40	to	13.77	39,465,440	1.20%	14.92%	to	13.64%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2024	0.95%	to	1.40%	19,452	11.10	to	11.07	215,755	0.07%	11.02%	to	10.68%	****
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)
2024	0.95%	to	1.20%	6,831	11.19	to	11.18	76,365	0.27%	11.94%	to	11.75%	****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	0.95%	to	1.35%	89,052	11.88	to	11.37	1,045,856	3.27%	6.41%	to	5.98%
2023	0.95%	to	1.35%	110,635	11.16	to	10.73	1,222,140	4.69%	21.11%	to	20.63%
2022	0.95%	to	1.35%	122,236	9.21	to	8.90	1,116,335	3.13%	-15.92%	to	-16.26%
2021	0.95%	to	1.40%	154,042	10.96	to	10.58	1,675,337	1.86%	4.46%	to	3.99%
2020	0.95%	to	1.40%	177,813	10.49	to	10.18	1,854,528	2.56%	-2.21%	to	-2.66%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2024	0.95%			343	10.85			3,721	0.00%	8.51%			****
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	0.95%	to	2.20%	3,435,790	10.59	to	10.50	38,813,575	0.94%	5.89%	to	4.98%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)
2024	1.50%	to	2.60%	34,075	10.53	to	10.45	357,555	0.73%	5.32%	to	4.52%	****
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	0.95%	to	1.30%	31,331	28.43	to	23.82	861,579	0.68%	18.43%	to	13.82%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.95%	to	2.60%	1,118,406	10.26	to	10.15	11,464,937	3.21%	2.63%	to	1.46%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
2024	0.95%	to	2.05%	1,010,914	10.61	to	10.53	10,718,669	2.03%	6.14%	to	5.34%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	1.75%			5,606	11.80			66,148	0.00%	18.00%			****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)
2024	0.95%	to	1.30%	20,065	63.23	to	62.00	1,278,916	2.25%	53.23%	to	52.00%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)
2024	0.95%	to	1.40%	73,994	10.58	to	10.55	781,982	2.11%	5.79%	to	5.46%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)
2024	0.95%	to	1.80%	885,378	12.52	to	12.34	11,053,532	1.20%	13.19%	to	12.22%
2023	0.95%	to	1.80%	1,018,233	11.06	to	10.99	11,247,904	1.86%	10.59%	to	9.95%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2024	0.95%	to	1.35%	113,823	10.38	to	10.02	1,157,585	5.10%	1.68%	to	1.26%
2023	0.95%	to	1.40%	93,703	10.21	to	9.86	939,870	4.64%	5.33%	to	4.85%
2022	0.95%	to	1.40%	83,960	9.69	to	9.40	803,610	2.96%	-14.86%	to	-15.25%
2021	0.95%	to	1.40%	112,961	11.38	to	11.09	1,274,851	2.06%	-1.19%	to	-1.64%
2020	0.95%	to	1.40%	104,327	11.52	to	11.28	1,194,029	2.56%	6.41%	to	5.92%
MFS(R)Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2024	1.50%	to	2.20%	9,711	38.88	to	33.08	353,644	0.00%	12.72%	to	11.91%
2023	1.50%	to	2.20%	13,598	34.50	to	29.56	436,188	0.00%	19.16%	to	18.32%
2022	1.50%	to	2.60%	14,503	28.95	to	22.95	391,239	0.00%	-29.86%	to	-30.64%
2021	1.50%	to	2.60%	16,560	41.27	to	33.09	640,555	0.00%	12.17%	to	10.92%
2020	1.50%	to	2.60%	20,077	36.80	to	29.84	699,437	0.00%	34.08%	to	32.58%
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2024	0.95%	to	2.45%	68,626	28.08	to	32.89	1,964,213	0.00%	5.42%	to	3.81%
2023	0.95%	to	2.45%	85,379	26.63	to	31.68	2,313,728	0.00%	13.17%	to	11.46%
2022	0.95%	to	2.45%	89,513	23.53	to	28.42	2,151,348	0.00%	-30.66%	to	-31.71%
2021	0.95%	to	2.45%	101,904	33.94	to	41.62	3,528,796	0.00%	0.61%	to	-0.92%
2020	0.95%	to	2.45%	123,141	33.74	to	42.01	4,278,932	0.00%	44.20%	to	42.02%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2024	0.95%	to	1.20%	13,644	13.63	to	13.47	184,936	1.42%	1.80%	to	1.54%
2023	0.95%	to	1.35%	17,620	13.39	to	13.19	234,772	0.79%	11.76%	to	11.31%
2022	0.95%	to	1.35%	30,479	11.98	to	11.85	364,537	1.67%	-18.58%	to	-18.91%
2021	0.95%	to	1.35%	31,165	14.72	to	14.62	458,162	0.64%	10.21%	to	9.77%
2020	0.95%	to	1.20%	7,687	13.35	to	13.33	102,550	0.16%	33.54%	to	33.31%	****
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)
2024	0.95%	to	1.35%	7,796	10.72	to	10.65	83,181	0.00%	4.02%	to	3.60%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2024	0.95%	to	1.20%	17,147	19.95	to	19.71	340,669	0.96%	12.43%	to	12.15%
2023	0.95%	to	1.35%	20,230	17.74	to	17.48	357,521	1.56%	11.32%	to	10.87%
2022	0.95%	to	1.35%	20,922	15.94	to	15.76	332,683	0.81%	-9.87%	to	-10.23%
2021	0.95%	to	1.35%	20,685	17.68	to	17.56	365,192	0.75%	29.36%	to	28.84%
2020	0.95%	to	1.35%	4,459	13.67	to	13.63	60,890	0.29%	36.67%	to	36.30%	****
MFS(R)Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2024	0.95%	to	2.60%	595,095	35.40	to	32.20	20,864,012	1.42%	10.29%	to	8.44%
2023	0.95%	to	2.60%	705,991	32.10	to	29.69	22,509,826	1.38%	6.61%	to	4.84%
2022	0.95%	to	2.60%	807,511	30.11	to	28.32	24,169,880	1.15%	-7.03%	to	-8.58%
2021	0.95%	to	2.60%	902,471	32.38	to	30.98	29,096,148	1.14%	23.97%	to	21.91%
2020	0.95%	to	2.60%	1,020,188	26.12	to	25.41	26,576,870	1.31%	2.24%	to	0.54%
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2024	0.95%	to	1.30%	50,798	13.78	to	13.51	697,720	0.76%	7.72%	to	7.34%
2023	0.95%	to	1.35%	36,721	12.80	to	12.56	468,410	0.92%	13.31%	to	12.85%
2022	0.95%	to	1.35%	25,646	11.29	to	11.13	289,150	0.38%	-15.99%	to	-16.33%
2021	0.95%	to	1.20%	25,675	13.44	to	13.35	344,562	0.41%	7.96%	to	7.68%
2020	0.95%	to	1.20%	22,900	12.45	to	12.40	284,835	1.90%	14.40%	to	14.11%
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2024	0.95%	to	2.60%	435,189	27.92	to	21.83	11,875,522	1.13%	5.94%	to	4.17%
2023	0.95%	to	2.60%	520,246	26.36	to	20.95	13,392,561	0.47%	16.26%	to	14.33%
2022	0.95%	to	2.60%	592,899	22.67	to	18.33	13,157,719	0.50%	-24.48%	to	-25.73%
2021	0.95%	to	2.60%	669,015	30.02	to	24.68	19,646,876	0.14%	9.23%	to	7.41%
2020	0.95%	to	2.60%	745,293	27.48	to	22.98	20,066,787	0.78%	19.06%	to	17.08%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2024	0.95%	to	2.15%	43,096	35.81	to	31.14	1,857,453	10.12%	10.15%	to	8.83%
2023	0.95%	to	2.15%	56,015	32.51	to	28.61	2,154,526	8.51%	10.80%	to	9.44%
2022	0.95%	to	2.15%	61,839	29.34	to	26.15	2,146,680	7.56%	-19.51%	to	-20.48%
2021	0.95%	to	2.15%	70,779	36.45	to	32.88	3,036,402	5.09%	-2.96%	to	-4.13%
2020	0.95%	to	2.15%	76,902	37.56	to	34.30	3,395,130	4.51%	4.54%	to	3.28%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2024	0.95%	to	1.40%	138,204	8.22	to	8.08	1,132,849	0.00%	44.80%	to	44.14%
2023	0.95%	to	1.40%	200,644	5.67	to	5.60	1,134,883	0.00%	46.91%	to	46.25%
2022	0.95%	to	1.20%	114,858	3.86	to	3.85	443,048	0.00%	-60.54%	to	-60.64%
2021	0.95%	to	1.25%	126,640	9.79	to	9.77	1,238,525	0.00%	-2.13%	to	-2.33%	****
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2022	1.75%			1,159	18.57			21,519	0.00%	-63.61%
2021	1.75%			3,138	51.03			160,119	0.00%	-12.62%
2020	1.75%			3,168	58.39			184,993	0.00%	147.90%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2024	0.95%	to	1.40%	60,243	9.95	to	9.65	595,371	8.62%	2.20%	to	1.73%
2023	0.95%	to	1.40%	60,758	9.74	to	9.49	588,191	3.30%	4.66%	to	4.19%
2022	0.95%	to	1.40%	55,999	9.30	to	9.11	518,127	2.57%	-14.04%	to	-14.43%
2021	0.95%	to	1.40%	65,370	10.82	to	10.64	704,569	2.46%	-1.39%	to	-1.84%
2020	0.95%	to	1.40%	57,347	10.98	to	10.84	627,244	2.50%	2.76%	to	2.29%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2024	0.95%	to	2.05%	415,384	41.83	to	25.01	16,771,398	1.75%	8.81%	to	7.59%
2023	0.95%	to	2.05%	455,630	38.44	to	23.25	16,917,947	1.82%	10.92%	to	9.70%
2022	0.95%	to	2.05%	504,949	34.66	to	21.19	16,936,585	1.44%	-4.90%	to	-5.95%
2021	0.95%	to	2.05%	562,164	36.44	to	22.54	19,899,264	1.22%	19.16%	to	17.83%
2020	0.95%	to	2.20%	640,197	30.58	to	18.50	19,036,279	1.75%	2.64%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.95%	to	2.20%	2,420,305	18.13	to	12.10	40,096,747	3.30%	0.06%	to	-1.21%
2023	0.95%	to	2.20%	2,661,173	18.12	to	12.25	44,168,060	2.63%	3.72%	to	2.40%
2022	0.95%	to	2.25%	2,910,714	17.47	to	12.24	46,739,562	1.97%	-13.38%	to	-14.52%
2021	0.95%	to	2.25%	3,315,114	20.17	to	14.32	61,456,813	1.55%	-2.98%	to	-4.28%
2020	0.95%	to	2.20%	3,638,638	20.79	to	14.60	69,724,689	1.98%	5.07%	to	3.75%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2024	1.50%	to	2.60%	55,593	11.84	to	9.18	598,828	3.19%	-0.71%	to	-1.83%
2023	1.50%	to	2.60%	54,282	11.92	to	9.35	591,971	2.40%	2.87%	to	1.73%
2022	1.50%	to	2.60%	65,399	11.59	to	9.19	697,604	1.63%	-14.04%	to	-15.00%
2021	1.50%	to	2.60%	79,729	13.48	to	10.81	992,315	1.49%	-3.82%	to	-4.90%
2020	1.50%	to	2.60%	81,228	14.02	to	11.37	1,055,781	1.57%	4.20%	to	3.04%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2024	0.95%	to	2.05%	289,706	23.12	to	17.63	6,442,339	1.29%	5.27%	to	4.09%
2023	0.95%	to	2.05%	332,133	21.96	to	16.94	7,019,712	1.67%	3.18%	to	2.03%
2022	0.95%	to	2.05%	365,849	21.28	to	16.60	7,501,525	0.89%	-25.46%	to	-26.29%
2021	0.95%	to	2.05%	394,431	28.55	to	22.52	10,870,250	0.93%	-8.17%	to	-9.18%
2020	0.95%	to	2.05%	456,459	31.09	to	24.80	13,724,439	1.91%	12.22%	to	10.98%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2024	1.50%	to	2.20%	16,413	9.18	to	8.51	144,493	1.34%	4.40%	to	3.65%
2023	1.50%	to	2.20%	16,662	8.79	to	8.21	141,111	1.46%	2.31%	to	1.58%
2022	1.50%	to	2.20%	17,418	8.60	to	8.08	144,794	0.66%	-26.04%	to	-26.57%
2021	1.50%	to	2.20%	17,731	11.62	to	11.00	200,582	0.96%	-8.90%	to	-9.55%
2020	1.50%	to	2.20%	18,032	12.76	to	12.16	224,986	1.55%	11.30%	to	10.51%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.95%	to	2.05%	485,805	23.59	to	18.00	11,097,866	2.55%	10.23%	to	9.01%
2023	0.95%	to	2.05%	552,125	21.40	to	16.51	11,448,851	2.69%	20.56%	to	19.22%
2022	0.95%	to	2.05%	637,539	17.75	to	13.85	10,972,035	3.65%	-14.94%	to	-15.88%
2021	0.95%	to	2.05%	716,920	20.87	to	16.46	14,514,780	2.49%	11.60%	to	10.35%
2020	0.95%	to	2.20%	780,542	18.70	to	14.46	14,174,815	1.18%	6.92%	to	5.57%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.95%	to	2.25%	2,629,101	29.45	to	23.02	74,960,580	0.00%	14.89%	to	13.37%
2023	0.95%	to	2.25%	3,084,777	25.64	to	20.30	76,692,648	0.00%	12.76%	to	11.29%
2022	0.95%	to	2.25%	3,376,092	22.74	to	18.24	74,484,196	0.00%	-14.56%	to	-15.68%
2021	0.95%	to	2.25%	3,705,844	26.61	to	21.64	95,833,955	1.03%	13.62%	to	4.53%
2020	0.95%	to	2.20%	2,539,595	23.42	to	19.44	57,697,889	1.47%	10.93%	to	9.53%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.95%	to	1.65%	568,835	12.54	to	10.98	6,914,392	0.00%	-0.14%	to	-0.85%
2023	0.95%	to	1.65%	636,041	12.55	to	11.08	7,733,135	0.00%	3.51%	to	2.78%
2022	0.95%	to	1.75%	746,459	12.13	to	10.59	8,805,290	0.00%	-13.63%	to	-14.33%
2021	0.95%	to	1.75%	853,081	14.04	to	12.37	11,667,595	1.90%	-1.66%	to	-2.45%
2020	0.95%	to	1.75%	919,975	14.28	to	12.68	12,824,185	2.11%	8.17%	to	7.29%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.95%	to	1.85%	512,899	38.80	to	32.72	19,306,929	0.00%	12.15%	to	11.12%
2023	0.95%	to	1.85%	568,924	34.60	to	29.45	19,114,785	0.00%	20.99%	to	19.89%
2022	0.95%	to	1.95%	613,354	28.60	to	24.15	17,022,944	0.00%	-25.77%	to	-26.51%
2021	0.95%	to	1.95%	696,358	38.53	to	32.86	26,079,856	0.00%	14.90%	to	13.74%
2020	0.95%	to	1.95%	790,505	33.53	to	28.89	25,817,737	0.64%	28.70%	to	27.40%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.95%	to	1.70%	638,701	38.34	to	33.52	23,852,349	0.00%	22.57%	to	21.64%
2023	0.95%	to	1.65%	681,184	31.28	to	27.79	20,763,337	0.00%	24.49%	to	23.62%
2022	0.95%	to	1.65%	754,181	25.12	to	22.48	18,484,048	0.00%	-17.61%	to	-18.19%
2021	0.95%	to	1.65%	818,588	28.64	to	27.48	24,369,352	1.05%	22.47%	to	21.61%
2020	0.95%	to	1.65%	934,461	24.90	to	22.60	22,763,528	1.58%	12.00%	to	11.21%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.95%	to	2.35%	785,719	62.12	to	47.62	47,013,294	0.00%	29.90%	to	28.05%
2023	0.95%	to	2.35%	866,298	47.82	to	37.19	40,077,761	0.00%	36.65%	to	34.72%
2022	0.95%	to	2.35%	987,915	35.00	to	27.61	33,506,358	0.00%	-30.88%	to	-31.86%
2021	0.95%	to	2.35%	1,135,715	50.63	to	40.51	55,758,246	0.00%	20.38%	to	18.68%
2020	0.95%	to	2.00%	1,193,536	42.06	to	35.97	48,965,631	0.72%	50.06%	to	48.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.95%	to	2.50%	1,640,691	34.32	to	23.91	53,036,627	0.00%	10.15%	to	8.41%
2023	0.95%	to	2.50%	1,853,324	31.16	to	22.05	54,624,397	0.00%	16.81%	to	14.99%
2022	0.95%	to	2.50%	1,985,264	26.68	to	19.18	50,155,958	0.00%	-19.06%	to	-20.32%
2021	0.95%	to	2.50%	2,139,150	32.96	to	24.07	66,921,798	0.15%	12.55%	to	10.79%
2020	0.95%	to	2.50%	2,308,170	29.28	to	21.72	64,312,554	0.22%	11.26%	to	9.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.95%	to	2.60%	774,654	22.51	to	15.31	16,411,438	0.00%	5.07%	to	3.31%
2023	0.95%	to	2.60%	963,292	21.42	to	14.82	19,514,429	0.00%	10.19%	to	8.36%
2022	0.95%	to	2.60%	1,165,340	19.44	to	13.68	21,438,065	0.00%	-15.20%	to	-16.61%
2021	0.95%	to	2.60%	1,313,267	22.93	to	16.40	28,596,361	0.20%	5.69%	to	3.93%
2020	0.95%	to	2.60%	1,434,858	21.69	to	15.78	29,619,915	0.14%	7.52%	to	5.73%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2024	0.95%	to	1.60%	94,709	21.14	to	20.50	1,974,313	1.29%	23.57%	to	22.76%
2023	0.95%	to	1.60%	74,466	17.11	to	16.70	1,261,289	1.63%	24.77%	to	23.95%
2022	0.95%	to	1.35%	58,190	13.71	to	13.56	792,448	1.17%	-19.09%	to	-19.42%
2021	0.95%	to	1.65%	63,892	16.94	to	16.75	1,078,108	1.83%	27.15%	to	26.25%
2020	1.10%	to	1.35%	73,738	13.31	to	13.29	980,972	5.78%	33.13%	to	32.90%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2024	0.95%	to	1.65%	1,215,770	38.95	to	35.86	46,686,886	0.79%	23.16%	to	22.28%
2023	0.95%	to	1.65%	1,240,589	31.63	to	29.32	38,725,859	1.15%	24.61%	to	23.73%
2022	0.95%	to	1.80%	1,270,982	25.38	to	23.70	31,873,881	0.99%	-19.34%	to	-19.90%
2021	0.95%	to	1.65%	1,358,570	31.46	to	29.59	42,299,472	1.95%	26.88%	to	25.98%
2020	0.95%	to	1.80%	1,377,664	24.80	to	23.29	33,843,043	1.72%	16.73%	to	15.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.95%	to	2.60%	708,498	37.91	to	25.79	25,568,921	0.00%	11.56%	to	9.69%
2023	0.95%	to	2.60%	793,422	33.98	to	23.51	25,741,023	0.00%	18.25%	to	16.29%
2022	0.95%	to	2.60%	859,280	28.74	to	20.22	23,585,141	0.00%	-19.66%	to	-20.99%
2021	0.95%	to	2.60%	914,569	35.77	to	25.59	31,308,139	0.13%	14.41%	to	12.50%
2020	0.95%	to	2.60%	1,008,647	31.26	to	22.75	30,231,833	0.23%	11.74%	to	9.88%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.95%	to	2.20%	674,457	17.31	to	12.94	11,014,226	0.00%	2.83%	to	1.53%
2023	0.95%	to	2.20%	736,991	16.83	to	12.74	11,747,148	0.00%	7.00%	to	5.66%
2022	0.95%	to	2.20%	966,213	15.73	to	12.06	14,370,469	0.00%	-13.03%	to	-14.12%
2021	0.95%	to	2.50%	1,103,963	18.09	to	13.21	18,938,684	0.22%	1.77%	to	0.18%
2020	0.95%	to	2.60%	1,261,149	17.77	to	12.93	21,320,396	0.10%	5.70%	to	3.94%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.95%	to	2.60%	2,995,355	25.07	to	19.10	79,709,286	0.00%	7.98%	to	6.17%
2023	0.95%	to	2.60%	3,423,372	26.00	to	17.99	84,555,666	0.00%	13.64%	to	11.75%
2022	0.95%	to	2.60%	3,813,418	22.88	to	16.10	83,077,740	0.00%	-17.34%	to	-18.72%
2021	0.95%	to	2.60%	4,340,198	24.72	to	19.81	114,727,965	0.19%	9.28%	to	7.45%
2020	0.95%	to	2.60%	4,870,080	25.34	to	18.44	117,949,556	0.14%	9.30%	to	7.48%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2024	0.95%	to	1.70%	288,714	14.39	to	12.49	4,050,393	3.08%	1.70%	to	0.93%
2023	0.95%	to	1.70%	337,731	14.15	to	12.37	4,658,280	2.15%	16.11%	to	15.24%
2022	0.95%	to	1.70%	355,440	12.19	to	10.74	4,220,244	3.51%	-15.41%	to	-16.05%
2021	0.95%	to	1.70%	377,505	14.41	to	12.79	5,308,647	2.60%	9.30%	to	8.47%
2020	0.95%	to	1.70%	392,843	13.18	to	11.79	5,054,841	2.34%	6.11%	to	5.31%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.95%	to	1.95%	562,751	32.32	to	22.15	17,156,914	5.41%	5.26%	to	4.19%
2023	0.95%	to	1.95%	632,627	30.70	to	21.26	18,347,603	5.85%	12.05%	to	10.93%
2022	0.95%	to	1.95%	704,635	27.40	to	19.16	18,248,997	5.29%	-12.77%	to	-13.65%
2021	0.95%	to	1.95%	796,592	31.41	to	22.19	23,688,129	4.66%	3.97%	to	2.92%
2020	0.95%	to	2.20%	848,750	30.21	to	20.40	24,328,246	5.04%	5.01%	to	3.68%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2024	0.95%	to	1.20%	32,802	15.99	to	15.52	519,337	0.00%	8.08%	to	7.80%
2023	0.95%	to	1.20%	31,973	14.79	to	14.40	468,869	0.00%	11.89%	to	11.61%
2022	0.95%	to	1.20%	42,739	13.22	to	12.90	559,868	0.00%	-15.96%	to	-16.18%
2021	0.95%	to	1.20%	38,490	15.73	to	15.39	600,113	0.18%	10.95%	to	10.67%
2020	0.95%	to	1.45%	43,769	14.18	to	13.64	614,682	0.12%	5.32%	to	4.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2024	0.95%	to	1.20%	7,623	14.28	to	13.87	107,215	0.00%	6.57%	to	6.30%
2023	0.95%	to	1.20%	5,236	13.40	to	13.04	69,405	0.00%	11.07%	to	10.79%
2022	0.95%	to	1.10%	3,995	12.06	to	11.89	47,926	0.00%	-14.98%	to	-15.11%
2021	0.95%	to	1.10%	3,922	14.19	to	14.01	55,380	0.19%	6.55%	to	6.39%
2020	0.95%	to	1.10%	3,855	13.32	to	13.16	51,123	0.12%	3.57%	to	3.41%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.95%	to	2.10%	696,867	90.73	to	59.14	64,142,030	1.03%	12.41%	to	11.10%
2023	0.95%	to	2.25%	793,427	80.71	to	44.18	65,098,299	1.21%	14.96%	to	13.45%
2022	0.95%	to	2.25%	898,210	70.21	to	38.94	64,248,587	1.15%	-14.22%	to	-15.34%
2021	0.95%	to	2.25%	995,604	81.85	to	46.00	83,174,906	1.15%	23.08%	to	21.47%
2020	0.95%	to	2.25%	1,141,199	66.50	to	37.87	77,670,539	1.17%	12.04%	to	10.57%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2024	1.50%	to	2.60%	185,252	11.18	to	10.72	2,048,282	0.86%	11.54%	to	10.29%
2023	1.50%	to	2.60%	213,613	10.02	to	9.72	2,123,130	1.03%	14.09%	to	12.82%
2022	1.50%	to	2.60%	245,286	8.78	to	8.62	2,142,596	0.99%	-14.85%	to	-15.80%
2021	1.50%	to	2.60%	259,482	10.31	to	10.24	2,670,205	1.04%	3.13%	to	2.36%	****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.95%	to	2.60%	889,778	27.27	to	17.51	23,233,023	6.33%	9.29%	to	7.46%
2023	0.95%	to	2.60%	966,965	24.95	to	16.30	23,137,525	5.48%	7.67%	to	5.88%
2022	0.95%	to	2.60%	1,059,957	23.18	to	15.39	23,592,431	3.56%	-3.22%	to	-4.83%
2021	0.95%	to	2.60%	1,159,295	23.95	to	16.18	26,668,339	5.50%	4.27%	to	2.50%
2020	0.95%	to	2.60%	1,226,969	22.97	to	15.78	27,068,991	3.34%	3.07%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2024	0.95%	to	1.65%	124,044	18.01	to	16.72	2,178,739	0.00%	15.02%	to	14.20%
2023	0.95%	to	1.65%	130,212	15.66	to	14.64	1,993,162	0.00%	16.11%	to	15.29%
2022	0.95%	to	1.60%	140,261	13.48	to	12.75	1,857,574	0.00%	-15.11%	to	-15.66%
2021	0.95%	to	1.60%	145,338	15.88	to	15.12	2,271,900	0.00%	11.64%	to	10.90%
2020	0.95%	to	1.65%	151,524	14.23	to	13.59	2,126,056	1.45%	6.07%	to	5.32%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2024	0.95%	to	1.20%	15,413	24.60	to	23.95	374,750	0.00%	20.18%	to	19.87%
2023	0.95%	to	1.20%	17,701	20.47	to	19.98	358,498	0.00%	23.13%	to	22.82%
2022	0.95%	to	1.35%	18,391	16.62	to	16.06	302,766	0.00%	-16.21%	to	-16.55%
2021	0.95%	to	1.35%	16,299	19.84	to	19.25	320,048	0.19%	21.29%	to	20.80%
2020	0.95%	to	1.65%	16,242	16.36	to	15.62	261,352	1.28%	5.96%	to	5.22%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2024	0.95%	to	1.25%	9,305	16.73	to	16.15	153,590	0.00%	10.02%	to	9.69%
2023	0.95%	to	1.35%	9,914	15.21	to	14.57	148,515	0.00%	11.36%	to	10.91%
2022	0.95%	to	1.35%	9,651	13.66	to	13.13	129,966	0.00%	-16.03%	to	-16.37%
2021	0.95%	to	1.35%	10,643	16.27	to	15.71	170,761	0.14%	14.32%	to	13.86%
2020	0.95%	to	1.35%	11,850	14.23	to	13.79	166,417	0.63%	6.34%	to	5.91%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2024	0.95%	to	1.20%	14,750	14.94	to	14.51	214,454	0.00%	7.67%	to	7.40%
2023	0.95%	to	1.20%	14,778	13.88	to	13.51	200,024	0.00%	11.42%	to	11.14%
2022	0.95%	to	1.20%	15,017	12.46	to	12.15	182,846	0.00%	-14.64%	to	-14.86%
2021	0.95%	to	1.20%	14,782	14.59	to	14.28	211,346	0.13%	9.03%	to	8.76%
2020	0.95%	to	1.20%	23,170	13.38	to	13.13	304,517	0.64%	4.04%	to	3.78%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2024	0.95%	to	2.25%	1,931,799	51.64	to	41.99	97,321,293	1.69%	14.21%	to	12.71%
2023	0.95%	to	2.25%	2,236,149	45.21	to	37.25	98,712,540	1.71%	7.81%	to	6.40%
2022	0.95%	to	2.25%	2,525,730	41.94	to	35.01	103,589,675	1.17%	-2.07%	to	-3.35%
2021	0.95%	to	2.25%	2,809,070	42.82	to	36.23	117,794,275	1.43%	33.25%	to	10.49%
2020	0.95%	to	2.20%	2,514,238	32.14	to	27.71	79,240,437	1.58%	0.53%	to	-0.74%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2024	1.50%	to	2.50%	23,407	46.05	to	39.25	1,023,227	1.56%	13.39%	to	12.23%
2023	1.50%	to	2.50%	26,380	40.61	to	34.97	1,018,943	1.56%	7.03%	to	5.95%
2022	1.50%	to	2.60%	28,574	37.94	to	32.55	1,036,408	1.03%	-2.77%	to	-3.86%
2021	1.50%	to	2.60%	30,105	39.03	to	33.85	1,125,599	0.96%	32.31%	to	30.83%
2020	1.50%	to	2.60%	38,728	29.50	to	25.87	1,094,507	1.10%	-0.13%	to	-1.24%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.95%	to	2.20%	865,672	19.10	to	18.08	16,395,852	1.85%	14.38%	to	12.93%
2023	0.95%	to	2.20%	949,068	16.70	to	16.01	15,744,464	1.88%	7.96%	to	6.60%
2022	0.95%	to	2.20%	1,037,297	15.46	to	15.02	15,967,899	1.31%	-1.96%	to	-3.19%
2021	0.95%	to	2.20%	1,141,306	15.77	to	15.51	17,956,312	1.42%	33.43%	to	31.75%
2020	0.95%	to	2.20%	1,013,765	11.82	to	11.78	11,976,773	1.63%	18.21%	to	17.76%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2024	0.95%	to	2.60%	86,209	18.89	to	17.57	1,586,623	1.74%	14.03%	to	12.12%
2023	0.95%	to	2.60%	95,667	16.56	to	15.67	1,553,332	1.61%	7.75%	to	5.96%
2022	0.95%	to	2.60%	108,994	15.37	to	14.79	1,651,081	1.05%	-2.24%	to	-3.86%
2021	0.95%	to	2.60%	125,133	15.72	to	15.38	1,950,926	1.12%	33.08%	to	30.86%
2020	0.95%	to	2.60%	127,334	11.82	to	11.76	1,501,679	1.50%	18.16%	to	17.57%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2024	0.95%	to	1.75%	441,944	13.34	to	11.66	5,712,499	3.12%	0.38%	to	-0.41%
2023	0.95%	to	1.75%	516,613	13.29	to	11.70	6,667,313	2.72%	4.24%	to	3.35%
2022	0.95%	to	1.80%	674,580	12.75	to	11.32	8,364,530	2.64%	-15.50%	to	-16.18%
2021	0.95%	to	1.75%	545,726	15.09	to	13.51	8,000,425	1.92%	-2.01%	to	-2.76%
2020	0.95%	to	1.80%	588,994	15.40	to	13.84	8,826,581	2.92%	6.00%	to	5.12%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2024	1.50%	to	2.20%	15,503	11.66	to	10.36	165,099	3.04%	-0.41%	to	-1.12%
2023	1.50%	to	2.20%	16,413	11.71	to	10.47	176,320	2.88%	3.48%	to	2.75%
2022	1.50%	to	2.50%	16,704	11.32	to	9.74	174,619	2.05%	-16.26%	to	-17.11%
2021	1.50%	to	2.50%	17,439	13.51	to	11.75	219,021	1.57%	-2.73%	to	-3.72%
2020	1.60%	to	2.50%	35,925	13.71	to	12.21	465,435	2.12%	5.06%	to	4.10%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2024	0.95%	to	1.45%	177,578	23.38	to	21.49	4,034,048	0.00%	11.46%	to	10.89%
2023	0.95%	to	1.45%	182,172	20.98	to	19.38	3,721,963	0.00%	15.18%	to	14.60%
2022	0.95%	to	1.45%	208,434	18.21	to	16.91	3,704,438	0.00%	-15.86%	to	-16.28%
2021	0.95%	to	1.65%	222,373	21.64	to	19.64	4,702,008	0.16%	14.66%	to	13.85%
2020	0.95%	to	1.65%	246,080	18.88	to	17.25	4,545,607	0.95%	10.41%	to	9.63%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2024	0.95%	to	1.65%	374,038	14.97	to	13.30	5,381,285	0.00%	4.10%	to	3.36%
2023	0.95%	to	1.65%	398,804	14.38	to	12.87	5,529,422	0.00%	7.80%	to	7.04%
2022	0.95%	to	1.65%	452,243	13.34	to	12.02	5,843,852	0.00%	-12.90%	to	-13.52%
2021	0.95%	to	1.65%	564,593	15.32	to	13.90	8,420,801	0.11%	3.39%	to	2.66%
2020	0.95%	to	1.65%	555,121	14.82	to	13.54	7,985,835	0.25%	6.57%	to	5.82%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2024	0.95%	to	1.65%	144,918	24.98	to	22.20	3,540,240	0.00%	12.62%	to	11.82%
2023	0.95%	to	1.65%	163,922	22.18	to	19.85	3,561,998	0.00%	16.79%	to	15.97%
2022	0.95%	to	1.65%	173,392	19.00	to	17.12	3,226,047	0.00%	-15.93%	to	-16.53%
2021	0.95%	to	1.90%	188,821	22.60	to	19.81	4,179,877	0.15%	16.94%	to	15.82%
2020	0.95%	to	1.90%	247,811	19.32	to	17.10	4,712,560	1.18%	11.19%	to	10.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2024	0.95%	to	1.85%	177,297	18.18	to	15.61	3,151,012	0.00%	6.79%	to	5.81%
2023	0.95%	to	1.85%	236,041	17.02	to	14.76	3,932,726	0.00%	10.64%	to	9.64%
2022	0.95%	to	1.85%	281,268	15.39	to	13.46	4,236,294	0.00%	-13.90%	to	-14.68%
2021	0.95%	to	1.85%	313,782	17.87	to	15.77	5,488,867	0.15%	7.99%	to	7.01%
2020	0.95%	to	1.85%	282,984	16.55	to	14.74	4,591,499	0.56%	8.02%	to	7.04%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2024	0.95%	to	1.45%	388,666	21.69	to	19.93	8,205,137	0.00%	9.90%	to	9.34%
2023	0.95%	to	1.45%	425,990	19.73	to	18.23	8,197,969	0.00%	13.83%	to	13.26%
2022	0.95%	to	1.45%	543,283	17.34	to	16.10	9,178,993	0.00%	-14.94%	to	-15.37%
2021	0.95%	to	1.55%	611,366	20.38	to	18.76	12,160,989	0.16%	12.39%	to	11.71%
2020	0.95%	to	1.55%	654,850	18.13	to	16.79	11,602,715	0.83%	9.64%	to	8.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2024	0.95%	to	1.65%	133,318	26.66	to	23.69	3,469,758	0.00%	14.27%	to	13.45%
2023	0.95%	to	1.65%	149,742	23.33	to	20.88	3,410,861	0.00%	18.40%	to	17.57%
2022	0.95%	to	1.65%	151,643	19.70	to	17.76	2,920,496	0.00%	-16.02%	to	-16.61%
2021	0.95%	to	1.65%	162,254	23.46	to	21.29	3,727,316	0.13%	18.96%	to	18.12%
2020	0.95%	to	1.40%	159,723	19.72	to	18.62	3,093,047	1.16%	11.49%	to	10.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2024	0.95%	to	1.70%	422,152	19.69	to	17.34	8,027,109	0.00%	8.21%	to	7.39%
2023	0.95%	to	1.70%	531,297	18.19	to	16.15	9,331,563	0.00%	12.25%	to	11.40%
2022	0.95%	to	1.80%	489,750	16.21	to	14.50	7,682,317	0.00%	-14.52%	to	-15.17%
2021	0.95%	to	1.70%	547,684	18.96	to	17.09	10,081,729	0.16%	9.94%	to	9.11%
2020	0.95%	to	1.80%	565,519	17.25	to	15.50	9,496,468	0.73%	8.64%	to	7.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	0.95%	to	1.75%	238,860	22.88	to	20.15	5,322,878	0.00%	6.76%	to	5.90%
2023	0.95%	to	1.75%	260,271	21.43	to	19.02	5,443,396	0.00%	11.97%	to	11.07%
2022	0.95%	to	1.75%	292,839	19.14	to	17.13	5,474,473	0.00%	-15.80%	to	-16.48%
2021	0.95%	to	1.75%	347,682	22.73	to	20.51	7,720,422	0.19%	7.21%	to	6.35%
2020	0.95%	to	1.75%	435,016	21.20	to	19.28	9,037,292	0.13%	8.37%	to	7.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2024	0.95%	to	1.85%	63,399	30.14	to	26.13	1,864,347	0.00%	9.42%	to	8.42%
2023	0.95%	to	1.85%	68,593	27.55	to	24.10	1,843,224	0.00%	15.27%	to	14.23%
2022	0.95%	to	1.85%	100,104	23.90	to	21.10	2,343,942	0.00%	-18.35%	to	-19.09%
2021	0.95%	to	2.00%	109,507	29.27	to	25.57	3,140,538	0.17%	11.10%	to	9.92%
2020	0.95%	to	2.00%	120,226	26.34	to	23.26	3,109,447	0.15%	10.56%	to	9.39%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2024	0.95%	to	1.40%	35,776	9.61	to	9.37	341,696	2.89%	-0.15%	to	-0.61%
2023	0.95%	to	1.20%	33,584	9.63	to	9.51	322,632	2.66%	4.22%	to	3.96%
2022	0.95%	to	1.20%	37,189	9.24	to	9.15	343,148	1.62%	-14.55%	to	-14.77%
2021	0.95%	to	1.20%	43,475	10.81	to	10.74	469,844	1.13%	-2.96%	to	-3.20%
2020	0.95%	to	1.40%	44,346	11.14	to	11.06	492,887	1.61%	6.11%	to	5.62%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2024	0.95%	to	1.60%	44,042	16.91	to	16.29	741,181	1.09%	14.46%	to	13.71%
2023	0.95%	to	1.60%	50,407	14.78	to	14.33	741,716	2.17%	19.34%	to	18.56%
2022	0.95%	to	1.60%	13,058	12.38	to	12.09	160,944	0.98%	-17.17%	to	-17.72%
2021	0.95%	to	1.60%	32,597	14.95	to	14.69	486,518	1.42%	20.71%	to	19.92%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2024	0.95%	to	1.55%	40,359	12.07	to	11.95	486,695	2.16%	9.95%	to	9.28%
2023	0.95%	to	1.55%	43,756	10.98	to	10.94	480,012	5.36%	9.80%	to	9.36%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2024	0.95%	to	1.20%	97,576	9.20	to	9.13	894,349	0.00%	0.99%	to	0.77%
2023	0.95%	to	1.20%	106,270	9.11	to	9.06	965,468	3.58%	6.43%	to	6.09%
2022	0.95%	to	1.20%	102,874	8.56	to	8.54	879,701	2.51%	-14.31%	to	-14.51%
2021	0.95%	to	1.20%	138,976	9.99			1,388,371	1.76%	-0.10%			****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2024	1.20%	to	1.70%	81,670	13.96	to	12.83	1,131,234	3.26%	0.50%	to	-0.01%
2023	1.20%	to	1.70%	108,935	13.89	to	12.83	1,499,457	3.72%	5.89%	to	5.35%
2022	1.20%	to	1.70%	106,647	13.12	to	12.18	1,386,570	2.32%	-14.79%	to	-15.22%
2021	1.20%	to	1.70%	113,475	15.39	to	14.36	1,731,995	0.28%	-2.12%	to	-2.62%
2020	0.95%	to	1.70%	261,741	16.24	to	14.75	4,134,881	2.83%	8.00%	to	7.19%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2024	0.95%	to	1.60%	834,145	8.96	to	8.90	7,569,477	3.19%	0.48%	to	0.25%
2023	0.95%	to	1.75%	921,943	9.02	to	8.85	8,293,550	3.55%	6.34%	to	5.49%
2022	0.95%	to	1.75%	1,015,700	8.48	to	8.39	8,598,428	2.35%	-14.42%	to	-15.11%
2021	0.95%	to	1.75%	1,215,293	9.89	to	9.88	12,034,363	3.51%	-0.94%	to	-1.16%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2024	0.95%	to	1.40%	12,333	14.28	to	13.73	173,104	0.00%	6.33%	to	5.85%
2023	0.95%	to	1.40%	12,674	13.43	to	12.97	167,628	0.00%	10.75%	to	10.25%
2022	0.95%	to	1.40%	13,390	12.12	to	11.76	160,906	0.00%	-15.65%	to	-16.03%
2021	0.95%	to	1.40%	12,825	14.37	to	14.01	182,506	3.28%	3.43%	to	2.96%
2020	0.95%	to	1.40%	12,961	13.90	to	13.60	178,485	2.91%	13.46%	to	12.94%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2024	0.95%	to	2.00%	821,766	24.30	to	20.56	19,535,469	0.32%	-2.29%	to	-3.33%
2023	0.95%	to	2.05%	908,849	24.87	to	21.12	22,133,571	1.86%	14.57%	to	13.31%
2022	0.95%	to	2.05%	1,027,398	21.71	to	18.64	21,865,524	0.00%	-38.52%	to	-39.20%
2021	0.95%	to	2.05%	1,080,220	35.31	to	30.65	37,440,827	0.37%	-2.03%	to	-3.11%
2020	0.95%	to	2.05%	1,200,292	36.04	to	31.63	42,518,700	0.99%	49.61%	to	47.95%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.95%	to	1.95%	228,439	14.23	to	13.64	3,226,370	6.00%	3.44%	to	2.39%
2023	0.95%	to	1.95%	271,403	13.76	to	13.32	3,713,295	2.72%	14.58%	to	13.42%
2022	0.95%	to	2.20%	293,473	12.01	to	11.68	3,510,816	3.57%	-6.76%	to	-7.93%
2021	0.95%	to	2.20%	325,564	12.88	to	12.68	4,183,675	3.29%	9.53%	to	8.15%
2020	0.95%	to	2.20%	354,480	11.76	to	11.73	4,166,426	0.00%	17.59%	to	17.28%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2024	1.50%	to	2.20%	7,265	13.75	to	13.34	98,181	5.86%	2.53%	to	1.80%
2023	1.50%	to	2.20%	12,092	13.41	to	13.10	160,309	2.34%	13.64%	to	12.83%
2022	1.50%	to	2.60%	12,846	11.80	to	11.51	150,369	3.60%	-7.53%	to	-8.56%
2021	1.50%	to	2.60%	14,792	12.76	to	12.59	188,025	2.88%	8.63%	to	7.41%
2020	1.50%	to	2.60%	17,864	11.75	to	11.72	209,697	0.00%	17.46%	to	17.18%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.95%	to	2.20%	499,664	64.98	to	52.59	30,747,411	0.79%	24.86%	to	23.27%
2023	0.95%	to	2.20%	542,893	52.05	to	42.66	26,688,368	5.22%	34.08%	to	32.39%
2022	0.95%	to	2.60%	584,999	38.82	to	30.34	21,734,649	5.19%	-13.32%	to	-14.76%
2021	0.95%	to	2.60%	620,678	42.30	to	35.60	26,638,679	0.00%	39.11%	to	36.80%
2020	0.95%	to	2.60%	690,833	32.19	to	26.02	21,368,060	0.00%	28.86%	to	26.71%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2024	1.50%	to	2.20%	3,859	56.92	to	50.54	200,288	0.64%	23.96%	to	23.07%
2023	1.50%	to	2.20%	5,059	45.92	to	41.07	213,710	5.94%	32.97%	to	32.03%
2022	1.50%	to	2.60%	7,110	34.53	to	29.29	225,318	4.87%	-13.95%	to	-14.91%
2021	1.50%	to	2.60%	7,537	40.13	to	34.42	279,491	0.00%	37.78%	to	36.24%
2020	1.50%	to	2.60%	8,599	29.13	to	25.27	232,850	0.00%	27.97%	to	26.54%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2024	0.95%	to	2.25%	1,898,344	10.73	to	10.29	20,312,223	4.53%	3.62%	to	2.26%
2023	0.95%	to	2.25%	2,145,014	10.35	to	10.07	22,166,735	4.41%	3.50%	to	2.14%
2022	0.95%	to	2.25%	1,866,431	10.00	to	9.86	18,650,764	1.56%	0.17%	to	-1.14%
2021	0.95%	to	1.55%	194,084	9.99	to	9.98	1,938,085	0.00%	-0.13%	to	-0.21%	****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2024	0.95%	to	2.20%	1,693,426	30.31	to	26.37	53,862,325	0.00%	16.92%	to	15.88%
2023	0.95%	to	2.20%	1,918,083	27.76	to	22.75	52,055,288	0.00%	19.45%	to	17.93%
2022	0.95%	to	2.20%	2,160,111	23.24	to	19.29	49,149,893	0.00%	-38.20%	to	-38.98%
2021	0.95%	to	2.20%	2,328,839	35.53	to	31.62	85,882,412	0.12%	-5.62%	to	-6.80%
2020	0.95%	to	2.20%	2,605,531	39.85	to	33.93	101,939,031	0.00%	59.37%	to	57.36%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2024	1.20%	to	2.10%	119,904	29.93	to	25.69	3,520,874	0.00%	16.66%	to	15.59%
2023	1.20%	to	2.10%	144,798	25.66	to	22.23	3,650,112	0.00%	19.00%	to	17.92%
2022	1.20%	to	2.10%	170,876	21.56	to	18.85	3,629,959	0.00%	-38.56%	to	-39.12%
2021	1.20%	to	2.10%	175,979	35.09	to	30.97	6,093,413	0.00%	-6.08%	to	-6.93%
2020	1.20%	to	2.10%	208,134	37.36	to	33.27	7,673,452	0.00%	58.57%	to	57.13%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.95%	to	2.20%	1,236,556	29.72	to	25.83	38,230,368	0.99%	7.02%	to	6.09%
2023	0.95%	to	2.20%	1,372,896	29.71	to	24.35	39,579,143	1.47%	7.61%	to	6.25%
2022	0.95%	to	2.20%	1,546,782	27.61	to	22.92	41,520,296	1.34%	-3.59%	to	-4.80%
2021	0.95%	to	2.20%	1,710,453	27.01	to	24.07	47,706,555	0.72%	22.82%	to	21.29%
2020	0.95%	to	2.20%	1,955,719	23.31	to	19.85	44,496,128	2.06%	-0.02%	to	-3.32%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2024	0.95%	to	2.05%	1,468,072	37.87	to	31.44	54,435,661	0.42%	20.32%	to	18.98%
2023	0.95%	to	2.05%	1,661,696	31.47	to	26.42	51,289,854	0.51%	22.22%	to	20.87%
2022	0.95%	to	2.05%	1,808,109	25.75	to	21.86	45,713,031	0.38%	-17.85%	to	-18.76%
2021	0.95%	to	2.20%	2,017,118	31.35	to	26.35	62,142,017	0.30%	25.40%	to	23.79%
2020	0.95%	to	2.20%	2,233,635	25.00	to	21.29	54,943,226	0.42%	12.47%	to	11.05%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2024	0.95%	to	1.35%	18,523	27.60	to	26.65	506,147	0.32%	20.32%	to	19.83%
2023	0.95%	to	1.35%	22,876	22.94	to	22.24	519,738	0.41%	22.03%	to	21.54%
2022	0.95%	to	1.35%	25,095	18.80	to	18.30	468,518	0.34%	-17.90%	to	-18.23%
2021	0.95%	to	1.35%	23,042	22.90	to	22.38	524,162	0.21%	25.22%	to	24.72%
2020	0.95%	to	1.35%	18,384	18.29	to	17.94	334,972	0.32%	12.32%	to	11.87%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2024	0.95%	to	1.75%	69,109	31.84	to	27.81	2,139,378	0.27%	7.60%	to	6.72%
2023	0.95%	to	1.75%	72,540	29.59	to	26.06	2,089,068	0.33%	19.45%	to	18.49%
2022	0.95%	to	1.75%	77,729	24.77	to	22.00	1,869,907	0.48%	-23.65%	to	-24.26%
2021	0.95%	to	1.75%	84,809	32.45	to	29.04	2,679,824	0.33%	25.61%	to	24.59%
2020	0.95%	to	1.75%	98,065	25.83	to	23.31	2,475,130	0.75%	12.28%	to	31.18%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2024	0.95%	to	2.20%	6,923,638	68.55	to	59.83	494,859,069	1.18%	21.19%	to	20.08%
2023	0.95%	to	2.20%	7,896,788	60.02	to	49.82	464,558,852	1.41%	22.72%	to	21.16%
2022	0.95%	to	2.20%	8,860,484	48.91	to	41.12	425,315,019	0.86%	-22.84%	to	-23.81%
2021	0.95%	to	2.20%	9,759,197	60.30	to	53.97	607,946,844	0.60%	29.00%	to	27.38%
2020	0.95%	to	2.20%	8,287,007	49.14	to	42.37	400,745,148	1.32%	17.77%	to	16.28%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2024	1.50%	to	2.60%	103,042	64.31	to	53.94	6,314,850	0.92%	20.65%	to	19.30%
2023	1.50%	to	2.60%	135,059	53.31	to	45.22	6,895,040	1.17%	21.71%	to	20.36%
2022	1.50%	to	2.60%	153,169	43.80	to	37.57	6,431,371	0.63%	-23.43%	to	-24.28%
2021	1.50%	to	2.60%	160,487	57.20	to	49.61	8,829,993	0.46%	27.97%	to	26.54%
2020	1.50%	to	2.60%	135,690	44.70	to	39.21	5,873,576	1.07%	16.75%	to	15.45%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2024	0.95%	to	2.60%	1,684,981	22.64	to	17.11	37,165,320	2.34%	9.64%	to	7.83%
2023	0.95%	to	2.60%	1,889,851	20.65	to	15.87	38,042,858	2.23%	11.86%	to	9.95%
2022	0.95%	to	2.60%	2,173,675	18.46	to	14.43	39,199,597	1.48%	-29.20%	to	-30.38%
2021	0.95%	to	2.60%	2,447,781	26.08	to	20.73	62,445,662	1.06%	45.37%	to	42.94%
2020	0.95%	to	2.60%	2,724,636	17.94	to	14.50	47,911,467	1.49%	-0.06%	to	-7.85%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2024	0.95%	to	1.55%	135,893	24.03	to	22.39	3,213,047	0.96%	9.81%	to	9.14%
2023	0.95%	to	1.55%	138,648	21.89	to	20.51	2,985,845	1.12%	15.25%	to	14.55%
2022	0.95%	to	1.55%	152,374	18.99	to	17.91	2,847,459	0.76%	-21.48%	to	-21.95%
2021	0.95%	to	1.55%	167,827	24.19	to	22.94	3,997,205	0.80%	13.12%	to	12.43%
2020	0.95%	to	1.95%	164,953	21.38	to	19.78	3,480,881	0.94%	18.18%	to	16.99%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.95%	to	1.60%	353,974	11.44	to	10.25	3,937,745	4.13%	4.06%	to	3.37%
2023	0.95%	to	1.60%	370,515	11.00	to	9.92	3,974,928	3.35%	4.69%	to	4.00%
2022	0.95%	to	1.65%	440,290	10.50	to	9.47	4,512,153	1.86%	-6.56%	to	-7.22%
2021	0.95%	to	1.65%	586,630	11.24	to	10.20	6,450,138	1.13%	-1.53%	to	-2.23%
2020	0.95%	to	1.80%	504,853	11.42	to	10.25	5,649,102	1.79%	1.86%	to	0.99%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.95%	to	1.75%	42,453	20.50	to	18.06	846,066	6.15%	3.26%	to	2.42%
2023	0.95%	to	1.75%	47,377	19.86	to	17.63	916,551	2.40%	14.47%	to	13.54%
2022	0.95%	to	1.75%	56,180	17.35	to	15.53	949,414	3.70%	-6.88%	to	-7.64%
2021	0.95%	to	1.75%	63,686	18.63	to	16.81	1,158,576	2.16%	9.35%	to	8.47%
2020	0.95%	to	1.75%	92,300	17.04	to	15.50	1,543,459	1.36%	4.18%	to	3.34%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2024	0.95%	to	2.35%	12,479,945	12.87	to	8.26	151,149,976	4.77%	3.87%	to	2.41%
2023	0.95%	to	2.35%	12,762,000	12.39	to	8.07	149,211,495	4.65%	3.77%	to	2.29%
2022	0.95%	to	2.60%	14,272,558	11.94	to	7.44	160,596,907	1.37%	0.34%	to	-1.33%
2021	0.95%	to	2.60%	11,240,377	11.90	to	7.54	126,515,334	0.00%	-0.92%	to	-2.60%
2020	0.95%	to	2.60%	11,874,602	12.01	to	7.74	135,446,851	0.23%	-0.01%	to	-2.36%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2024	0.95%	to	2.20%	775,070	80.10	to	59.82	66,499,348	0.12%	12.00%	to	10.58%
2023	0.95%	to	2.20%	866,239	71.51	to	54.10	66,430,801	0.49%	12.91%	to	11.49%
2022	0.95%	to	2.20%	985,202	63.34	to	48.52	66,875,806	0.44%	-19.54%	to	-20.55%
2021	0.95%	to	2.20%	1,065,106	78.72	to	61.07	89,879,594	0.00%	29.60%	to	27.96%
2020	0.95%	to	2.20%	1,188,365	60.74	to	47.73	77,363,089	0.02%	21.52%	to	19.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2024	1.50%	to	2.60%	18,485	46.85	to	36.32	799,266	0.00%	11.14%	to	9.89%
2023	1.50%	to	2.60%	20,938	42.15	to	33.05	813,791	0.35%	11.99%	to	10.74%
2022	1.50%	to	2.60%	21,423	37.64	to	29.84	746,576	0.29%	-20.20%	to	-21.09%
2021	1.50%	to	2.60%	22,556	47.17	to	37.82	989,299	0.00%	28.55%	to	27.12%
2020	1.50%	to	2.60%	29,447	36.69	to	29.75	1,008,409	0.02%	20.52%	to	19.18%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)
2024	0.95%	to	2.20%	361,918	50.12	to	40.48	19,407,430	0.00%	19.61%	to	18.53%
2023	0.95%	to	2.20%	388,099	46.71	to	34.15	17,320,056	0.00%	16.37%	to	14.89%
2022	0.95%	to	2.20%	430,055	40.14	to	29.72	16,529,431	0.00%	-31.03%	to	-31.90%
2021	0.95%	to	2.20%	465,915	58.20	to	43.64	25,985,962	0.00%	9.25%	to	7.88%
2020	0.95%	to	2.20%	527,266	53.27	to	40.46	26,969,410	0.00%	39.55%	to	37.79%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)
2024	1.50%	to	2.20%	7,087	34.24	to	29.13	228,623	0.00%	19.10%	to	18.25%
2023	1.50%	to	2.20%	7,160	28.75	to	24.63	192,376	0.00%	15.41%	to	14.59%
2022	1.50%	to	2.60%	7,895	24.91	to	19.75	183,896	0.00%	-31.55%	to	-32.31%
2021	1.50%	to	2.60%	8,671	36.39	to	29.18	296,188	0.00%	8.39%	to	7.18%
2020	1.50%	to	2.60%	9,227	33.57	to	27.22	291,940	0.00%	38.41%	to	36.86%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2024	0.95%	to	2.15%	707,087	72.77	to	52.38	56,916,858	0.73%	5.10%	to	4.23%
2023	0.95%	to	2.15%	792,897	68.96	to	50.26	60,661,937	0.42%	16.34%	to	14.93%
2022	0.95%	to	2.15%	858,196	59.28	to	43.73	56,518,677	0.33%	-13.74%	to	-14.78%
2021	0.95%	to	2.20%	945,980	68.72	to	50.73	72,396,256	0.00%	30.80%	to	29.14%
2020	0.95%	to	2.20%	1,056,848	52.54	to	39.28	62,074,065	0.07%	4.15%	to	2.84%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2024	1.50%	to	2.60%	8,555	35.89	to	27.82	274,287	0.67%	4.70%	to	3.52%
2023	1.50%	to	2.60%	9,344	34.28	to	26.88	288,858	0.20%	15.40%	to	14.12%
2022	1.50%	to	2.60%	12,004	29.71	to	23.55	321,715	0.11%	-14.46%	to	-15.42%
2021	1.50%	to	2.60%	14,579	34.73	to	27.85	461,453	0.00%	29.61%	to	28.16%
2020	1.50%	to	2.60%	18,174	26.80	to	21.73	450,679	0.00%	3.38%	to	2.22%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2024	0.95%	to	2.20%	1,726,502	44.15	to	27.82	83,220,017	1.04%	12.13%	to	11.14%
2023	0.95%	to	2.20%	1,942,872	43.87	to	25.03	83,210,157	1.30%	7.25%	to	5.90%
2022	0.95%	to	2.20%	2,172,678	40.91	to	23.64	86,808,048	1.14%	-9.31%	to	-10.45%
2021	0.95%	to	2.20%	2,410,217	40.84	to	26.40	106,253,890	0.75%	20.74%	to	19.20%
2020	0.95%	to	2.20%	2,786,736	37.36	to	22.14	101,912,372	1.12%	9.31%	to	7.93%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2024	1.50%	to	2.60%	5,695	37.97	to	29.43	196,763	0.79%	11.62%	to	10.37%
2023	1.50%	to	2.60%	7,210	34.01	to	26.67	225,606	1.12%	6.42%	to	5.23%
2022	1.50%	to	2.60%	7,318	31.96	to	25.34	215,825	0.77%	-10.03%	to	-11.03%
2021	1.50%	to	2.60%	10,285	35.53	to	28.49	333,590	0.51%	19.75%	to	18.42%
2020	1.50%	to	2.60%	13,569	29.67	to	24.06	367,269	0.93%	8.40%	to	7.19%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	1.60%	to	1.75%	1,532	70.33	to	48.51	77,373	0.00%	22.03%	to	21.84%
2023	1.60%	to	1.75%	3,233	57.63	to	39.82	133,608	0.00%	16.26%	to	16.09%
2022	1.60%	to	1.75%	3,315	49.57	to	34.30	119,006	0.00%	-29.87%	to	-29.98%
2021	1.60%	to	1.75%	5,749	70.69	to	48.99	296,302	0.00%	11.18%	to	11.01%
2020	1.60%	to	1.75%	5,897	63.58	to	44.13	275,070	0.00%	37.74%	to	37.53%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2024	0.95%	to	2.20%	42,450	23.12	to	20.58	958,034	0.00%	22.13%	to	21.02%
2023	0.95%	to	2.20%	49,762	19.43	to	17.01	917,829	0.00%	16.30%	to	15.38%
2022	0.95%	to	2.20%	42,415	16.14	to	14.74	667,824	0.00%	-29.50%	to	-30.39%
2021	0.95%	to	2.20%	63,736	22.90	to	21.18	1,431,677	0.00%	11.65%	to	10.24%
2020	0.95%	to	2.20%	78,069	20.51	to	19.21	1,575,618	0.00%	38.38%	to	36.64%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	0.95%	to	1.80%	115,785	57.68	to	48.27	6,527,702	0.22%	24.64%	to	23.57%
2023	0.95%	to	1.80%	129,390	46.28	to	39.06	5,820,921	0.34%	25.70%	to	24.62%
2022	0.95%	to	1.80%	144,334	36.81	to	31.35	5,175,745	0.44%	-19.23%	to	-19.92%
2021	0.95%	to	1.80%	153,577	45.58	to	39.14	6,826,693	0.38%	22.30%	to	21.26%
2020	0.95%	to	1.80%	198,854	37.27	to	32.28	7,018,168	0.58%	18.43%	to	17.41%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.95%	to	2.20%	619,319	11.96	to	9.09	7,092,380	5.44%	5.08%	to	3.75%
2023	0.95%	to	2.20%	719,939	11.39	to	8.76	7,862,735	4.38%	4.90%	to	3.58%
2022	0.95%	to	2.20%	825,113	10.85	to	8.46	8,600,095	3.70%	-6.08%	to	-7.27%
2021	0.95%	to	2.20%	892,456	11.56	to	9.12	9,942,525	2.68%	-0.22%	to	-1.48%
2020	0.95%	to	2.20%	837,201	11.58	to	9.25	9,364,663	2.33%	2.47%	to	1.18%
New Age Alpha Variable Funds Trust - NAA All Cap Value Series (NAACV)
2024	0.95%	to	1.15%	7,614	33.81	to	32.57	250,925	0.00%	23.81%	to	22.57%	****
New Age Alpha Variable Funds Trust - NAA Smid-Cap Value Series (NADCV)
2024	0.95%	to	1.25%	36,276	36.57	to	34.57	1,284,726	0.00%	26.57%	to	24.57%	****
New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)
2024	1.10%	to	1.25%	3,210	55.51	to	53.96	175,944	0.00%	45.51%	to	43.96%	****
New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)
2024	0.95%	to	1.15%	4,215	36.58	to	35.23	150,233	0.00%	26.58%	to	25.23%	****
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)
2024	0.95%	to	1.20%	17,682	33.94	to	32.39	581,138	0.00%	23.94%	to	22.39%	****
New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)
2024	1.10%	to	1.15%	1,246	30.29	to	30.01	37,657	0.00%	20.29%	to	20.01%	****
New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)
2024	1.10%	to	1.15%	16,038	22.80	to	22.59	364,845	0.00%	12.80%	to	12.59%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2024	0.95%	to	1.45%	149,581	14.48	to	13.58	2,131,996	6.28%	2.59%	to	2.06%
2023	0.95%	to	1.45%	179,879	14.12	to	13.31	2,500,252	2.83%	6.99%	to	6.46%
2022	0.95%	to	1.65%	189,290	13.20	to	12.23	2,460,915	7.50%	-12.70%	to	-13.32%
2021	0.95%	to	1.65%	205,097	15.12	to	14.11	3,059,421	11.02%	14.94%	to	14.13%
2020	0.95%	to	1.55%	222,352	13.15	to	12.48	2,891,604	4.79%	6.88%	to	6.24%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2024	0.95%	to	1.75%	44,926	12.19	to	11.18	539,590	6.33%	6.39%	to	5.53%
2023	0.95%	to	1.75%	53,794	11.46	to	10.60	608,664	5.61%	9.96%	to	9.07%
2022	0.95%	to	1.75%	67,863	10.42	to	9.71	699,076	4.71%	-16.60%	to	-17.27%
2021	0.95%	to	1.75%	79,721	12.50	to	11.74	984,022	4.39%	-3.57%	to	-4.35%
2020	0.95%	to	1.75%	91,169	12.96	to	12.28	1,166,995	4.51%	5.57%	to	4.71%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2024	0.95%	to	1.50%	49,083	10.15	to	9.30	486,286	3.24%	-4.42%	to	-4.95%
2023	0.95%	to	1.50%	64,856	10.62	to	9.79	672,933	2.42%	5.11%	to	4.52%
2022	0.95%	to	1.50%	71,045	10.10	to	9.36	701,527	1.44%	-19.83%	to	-20.28%
2021	0.95%	to	1.60%	102,808	12.60	to	11.59	1,266,911	5.66%	-8.49%	to	-9.09%
2020	0.95%	to	1.60%	110,796	13.77	to	12.75	1,496,718	5.32%	9.61%	to	8.89%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2024	0.95%			1,661	10.45			17,356	2.20%	4.50%			****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2024	0.95%	to	1.15%	41,517	10.99	to	10.96	456,106	5.74%	4.30%	to	4.09%
2023	0.95%	to	1.15%	24,523	10.54	to	10.53	258,450	3.29%	5.40%	to	5.26%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2024	0.95%	to	2.05%	1,120,867	12.07	to	10.14	13,113,161	3.89%	3.40%	to	2.24%
2023	0.95%	to	2.05%	1,190,534	11.68	to	9.91	13,500,643	3.50%	3.88%	to	2.73%
2022	0.95%	to	2.05%	1,455,224	11.24	to	9.65	15,929,053	1.57%	-6.74%	to	-7.77%
2021	0.95%	to	2.05%	1,547,082	12.05	to	10.46	18,188,455	0.42%	-1.97%	to	-3.05%
2020	0.95%	to	2.05%	1,851,307	12.30	to	10.79	22,237,291	1.05%	1.91%	to	0.78%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2024	0.95%	to	1.10%	3,053	10.28	to	10.27	31,362	0.67%	2.80%	to	2.69%	****
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2024	0.95%	to	1.25%	34,605	15.85	to	14.98	533,629	2.67%	1.15%	to	0.88%
2023	0.95%	to	1.25%	36,435	15.67	to	14.85	556,805	2.95%	2.69%	to	2.34%
2022	0.95%	to	1.25%	42,464	15.26	to	14.51	632,488	6.95%	-12.70%	to	-13.01%
2021	0.95%	to	1.25%	38,595	17.48	to	16.68	659,373	4.92%	4.55%	to	4.32%
2020	0.95%	to	1.25%	37,482	16.72	to	15.99	612,914	1.43%	0.11%	to	0.10%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2024	0.95%	to	1.80%	533,141	11.41	to	10.59	5,995,789	4.90%	4.94%	to	4.03%
2023	0.95%	to	1.80%	405,311	10.88	to	10.18	4,349,934	4.38%	4.80%	to	3.91%
2022	0.95%	to	1.80%	429,733	10.38	to	9.80	4,410,761	1.49%	-1.21%	to	-2.06%
2021	0.95%	to	1.80%	397,752	10.50	to	10.00	4,138,681	1.02%	-1.10%	to	-1.95%
2020	0.95%	to	1.80%	388,304	10.62	to	10.20	4,090,765	1.13%	1.17%	to	0.30%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.95%	to	1.30%	69,089	18.74	to	17.80	1,269,169	0.00%	0.08%	to	0.07%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.95%	to	1.75%	941,525	12.95	to	11.97	12,045,041	2.01%	7.50%	to	6.63%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.95%	to	1.60%	154,239	21.16	to	20.52	3,255,085	1.01%	18.00%	to	17.23%
2023	0.95%	to	1.60%	136,614	17.93	to	17.50	2,444,050	1.96%	14.57%	to	13.82%
2022	0.95%	to	1.40%	113,363	15.65	to	15.46	1,772,043	1.24%	-4.05%	to	-4.48%
2021	0.95%	to	1.55%	58,227	16.31	to	16.14	949,929	0.81%	26.09%	to	25.33%
2020	0.95%	to	1.15%	1,611	12.93	to	12.92	20,822	0.72%	29.33%	to	29.16%
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)
2024	0.95%	to	1.65%	30,805	11.18	to	11.13	343,997	0.00%	11.78%	to	11.25%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2024	0.95%	to	1.40%	43,834	17.43	to	17.06	762,397	1.92%	4.21%	to	3.73%
2023	0.95%	to	1.40%	45,453	16.72	to	16.45	759,210	1.33%	17.56%	to	17.02%
2022	0.95%	to	1.40%	51,791	14.22	to	14.05	736,190	1.34%	-7.69%	to	-8.11%
2021	0.95%	to	1.25%	21,997	15.41	to	15.33	338,509	1.18%	13.85%	to	13.50%
2020	0.95%	to	1.15%	3,042	13.54	to	13.52	41,133	0.00%	35.36%	to	35.17%
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.95%	to	1.20%	7,943	14.12	to	14.06	112,056	0.13%	21.85%	to	21.54%
2023	1.10%	to	1.20%	935	11.58	to	11.57	10,818	0.00%	15.76%	to	15.68%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2024	0.95%	to	1.40%	34,712	14.85	to	14.27	507,120	2.10%	1.99%	to	1.52%
2023	0.95%	to	1.40%	39,743	14.56	to	14.06	570,152	0.04%	17.38%	to	16.85%
2022	0.95%	to	1.35%	19,336	12.40	to	12.07	237,224	1.52%	-15.58%	to	-15.92%
2021	0.95%	to	1.35%	7,686	14.69	to	14.36	112,011	1.37%	7.79%	to	7.35%
2020	0.95%	to	1.35%	8,080	13.63	to	13.37	109,956	1.54%	11.03%	to	10.58%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2024	0.95%	to	1.20%	12,130	25.03	to	23.88	293,735	0.00%	12.60%	to	12.27%
2023	0.95%	to	1.25%	12,774	22.23	to	21.08	275,179	0.00%	17.62%	to	17.31%
2022	0.95%	to	1.25%	13,344	18.90	to	17.97	244,633	0.00%	-23.17%	to	-23.40%
2021	0.95%	to	1.25%	16,609	24.60	to	23.46	396,966	0.00%	28.80%	to	28.34%
2020	0.95%	to	1.25%	17,494	19.10	to	18.28	325,436	0.00%	0.23%	to	0.22%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.95%	to	2.60%	398,949	58.09	to	45.41	22,692,118	0.00%	0.45%	to	-1.23%
2023	0.95%	to	2.60%	451,459	57.83	to	45.98	25,552,644	0.00%	1.71%	to	0.02%
2022	0.95%	to	2.60%	535,695	56.86	to	45.97	29,847,528	0.00%	-13.52%	to	-14.95%
2021	0.95%	to	2.60%	631,492	65.74	to	54.05	40,765,240	0.00%	11.76%	to	9.90%
2020	0.95%	to	2.60%	701,633	58.83	to	49.18	40,579,930	0.00%	28.04%	to	25.91%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.95%	to	1.30%	35,865	12.07	to	12.00	431,968	0.00%	7.99%	to	7.61%
2023	0.95%	to	1.30%	27,508	11.18	to	11.15	307,129	0.00%	11.79%	to	11.53%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	0.95%	to	1.85%	170,982	28.30	to	30.76	6,139,356	1.66%	0.24%	to	-0.67%
2023	0.95%	to	2.25%	188,677	28.23	to	17.84	6,736,011	3.43%	8.73%	to	7.31%
2022	0.95%	to	2.25%	231,588	25.97	to	16.63	7,490,413	0.28%	-25.09%	to	-26.07%
2021	0.95%	to	2.25%	265,493	34.66	to	22.49	11,536,217	0.90%	-12.72%	to	-13.85%
2020	0.95%	to	2.25%	292,090	39.71	to	26.11	14,347,464	2.03%	16.14%	to	14.61%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.95%	to	2.60%	112,112	25.50	to	22.57	3,329,909	2.53%	-3.76%	to	-5.37%
2023	0.95%	to	2.60%	129,370	26.49	to	23.85	3,980,973	2.80%	-4.50%	to	-6.09%
2022	0.95%	to	2.60%	141,524	27.74	to	25.40	4,575,665	1.62%	7.37%	to	5.58%
2021	0.95%	to	2.60%	159,196	25.84	to	24.06	4,797,281	0.43%	17.78%	to	15.83%
2020	0.95%	to	2.60%	186,575	21.94	to	20.77	4,739,713	0.93%	17.98%	to	16.02%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2024	0.95%	to	2.05%	377,892	8.11	to	7.04	3,009,783	2.38%	-4.01%	to	-5.09%
2023	0.95%	to	2.20%	407,416	8.45	to	7.29	3,384,819	2.39%	-4.75%	to	-5.95%
2022	0.95%	to	2.20%	724,806	8.88	to	7.75	6,327,075	1.41%	7.10%	to	5.75%
2021	0.95%	to	2.20%	611,414	8.29	to	7.33	4,993,014	0.31%	17.55%	to	16.07%
2020	0.95%	to	2.20%	576,458	7.05	to	6.31	4,013,640	0.79%	17.70%	to	16.21%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2024	0.95%	to	1.40%	16,940	13.53	to	13.19	228,102	1.65%	9.86%	to	9.36%
2023	0.95%	to	1.40%	31,412	12.32	to	12.06	383,854	1.54%	9.98%	to	9.48%
2022	0.95%	to	1.40%	40,451	11.20	to	11.02	450,466	0.81%	-26.79%	to	-27.12%
2021	0.95%	to	1.40%	71,136	15.30	to	15.12	1,085,199	1.06%	45.02%	to	44.37%
2020	0.95%	to	1.15%	13,816	10.55	to	10.52	145,674	1.25%	-2.48%	to	-2.68%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

*****	If zero units are listed, there is ownership of the fund, however it is less than one full unit.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2024 and 2023, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2025

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$45,798	$43,867
Stocks	3,971	3,714
Mortgage loans, net of allowance	9,619	9,144
Policy loans	1,038	969
Derivative assets	194	113
Cash, cash equivalents and short-term investments	1,687	1,555
Securities lending collateral assets	247	359
Other invested assets	2,776	2,198
Total invested assets	$65,330	$61,919
Accrued investment income	699	965
Deferred federal income tax assets, net	660	632
Other assets	580	404
Separate account assets	122,872	113,270
Total admitted assets	$190,141	$177,190

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$51,793	$49,373
Policyholders’ dividend accumulation	361	380
Asset valuation reserve	950	841
Payable for securities	845	512
Securities lending payable	247	359
Funds held under coinsurance	1,199	1,323
Other liabilities	1,018	1,447
Accrued transfers from separate accounts	(1,685)	(1,548)
Separate account liabilities	122,872	113,270
Total liabilities	$177,600	$165,957

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	116	93
Additional paid-in capital	2,543	2,443
Unassigned surplus	8,778	7,593
Total capital and surplus	$12,541	$11,233
Total liabilities, capital and surplus	$190,141	$177,190

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2024	2023	2022

Revenues
Premiums and annuity considerations	$16,402	$14,670	$14,535
Net investment income	3,329	3,136	2,019
Other revenues	2,764	2,389	2,346
Total revenues	$22,495	$20,195	$18,900

Benefits and expenses
Benefits to policyholders and beneficiaries	$20,838	$17,416	$15,963
Increase in reserves for future policy benefits and claims	1,967	3,747	2,525
Net transfers from separate accounts	(3,469)	(3,742)	(1,635)
Commissions	843	766	810
Reserve adjustment on reinsurance assumed	(144)	(153)	(161)
Other expenses	766	702	564
Total benefits and expenses	$20,801	$18,736	$18,066

Income before federal income tax expense and net realized capital (losses) gains on investments	$1,694	$1,459	$834
Federal income tax expense	67	108	100

Income before net realized capital (losses) gains on investments	$1,627	$1,351	$734
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $1, $(4) and $3 in 2024, 2023 and 2022, respectively, and excluding $(53), $(30) and $(103) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(476)	(402)	240
Net income	$1,151	$949	$974

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

Net income	-	-	-	-	1,151	1,151
Change in asset valuation reserve	-	-	-	-	(109)	(109)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32
Change in nonadmitted assets	-	-	-	-	66	66
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	100	-	100
Other, net	-	-	23	-	17	40
Balance as of December 31, 2024	$4	$1,100	$116	$2,543	$8,778	$12,541

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$16,395	$14,675	$14,545
Net investment income	3,570	2,775	2,064
Other revenue	2,440	2,021	3,178
Policy benefits and claims paid	(20,851)	(17,567)	(15,962)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,455)	(1,268)	(1,275)
Net transfers from separate accounts	3,332	3,792	1,658
Policyholders’ dividends paid	(28)	(28)	(30)
Federal income taxes (paid) recovered	(93)	98	(261)
Net cash provided by operating activities	$3,310	$4,498	$3,917

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,588	$2,594	$3,444
Stocks	60	46	19
Mortgage loans	754	635	1,139
Derivative assets	-	-	431
Other invested assets and other	769	467	641
Total investment proceeds	$8,171	$3,742	$5,674
Cost of investments acquired:
Bonds	$(8,665)	$(6,256)	$(6,024)
Stocks	(438)	(35)	(901)
Mortgage loans	(1,206)	(1,370)	(1,305)
Derivative assets	(302)	(556)	-
Other invested assets and other	(862)	(766)	(1,057)
Total investments acquired	$(11,473)	$(8,983)	$(9,287)
Net increase in policy loans	(69)	(37)	(19)
Net cash used in investing activities	$(3,371)	$(5,278)	$(3,632)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$100	$135	$310
Net change in deposits on deposit-type contract funds and other insurance liabilities	499	270	391
Other cash (used) provided	(406)	309	(1)
Net cash provided by financing activities and miscellaneous	$193	$714	$700

Net increase (decrease) in cash, cash equivalents and short-term investments	$132	$(66)	$985
Cash, cash equivalents and short-term investments at beginning of year	1,555	1,621	636
Cash, cash equivalents and short-term investments at end of year	$1,687	$1,555	$1,621
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$386	$385	$349
Intercompany transfer of securities from merger	$-	$203	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2024 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	December 31,
			2024	2023	2022

Net Income
Statutory Net Income		OH	$1,151	$949	$974
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	270	110	(43)
Reserves for indexed annuities	51	OH	(308)	(75)	15
Tax impact	101	OH	8	(7)	6

NAIC SAP			$1,121	$977	$952

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	As of December 31,
			2024	2023

Surplus
Statutory Capital and Surplus		OH	$12,541	$11,233
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	350	84
Reserves for indexed annuities	51	OH	(389)	(82)
Tax impact	101	OH	8	-
Subsidiary Valuation - NLAIC	51,86,101	OH	227	89
Subsidiary valuation - Eagle	51	OH	(529)	(228)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(861)	(853)

NAIC SAP			$11,347	$10,243

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.2 billion, $3.1 billion and $2.9 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2024, 2023 and 2022, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2042. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2024, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest- related realized gains or losses on sales of the securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2024 and 2023.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2024 and 2023, and 47% and 48% of the number of life insurance policies in force in 2024 and 2023, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Correction of Error

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $116 million and $93 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 20, 2025, the date the statutory financial statements were issued.

On January 30, 2025, the Company entered into a definitive Purchase Agreement to acquire the employer stop loss business of The Allstate Corporation, which comprises Direct General Life Insurance Company, NSM Sales Corporation and The Association Benefits Solution, LLC, for $1.25 billion. The transaction is subject to regulatory approvals and other customary closing conditions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$7,075	$41	$-	$7,116	8%
At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%
At fair value	-	-	64,460	64,460	80%
Total with market value adjustment or at fair value	$9,924	$41	$64,460	$74,425	92%
At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%
Not subject to discretionary withdrawal	2,867	-	56	2,923	4%
Total, gross	$16,237	$41	$64,521	$80,799	100%
Less: Reinsurance ceded	(88)	-	-	(88)
Total, net	$16,149	$41	$64,521	$80,711

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value $	6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$16,049	$1,696	$-	$17,745	42%
At book value less current surrender charge of 5% or more	-	-	-	-	0%
At fair value	-	-	19,048	19,048	46%
Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%
At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%
Not subject to discretionary withdrawal	1,175	478	2	1,655	4%
Total, gross	$20,782	$2,174	$19,050	$42,006	100%
Less: Reinsurance ceded	(26)	-	-	(26)
Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	10	-	10	0%
Total with market value adjustment or at fair value	$11	$-	$11	0%
At book value without adjustment (minimal or no charge or adjustment)	835	2	837	17%
Not subject to discretionary withdrawal	4,113	18	4,131	83%
Total, gross	$4,959	$20	$4,979	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,959	$20	$4,979
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$36,892	$34,748
Supplemental contracts with life contingencies, net	13	14
Deposit-type contracts	4,959	4,459
Subtotal	$41,864	$39,221
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$85,786	$82,006
Other contract deposit funds	20	19
Subtotal	$85,806	$82,025
Total annuity actuarial reserves and deposit fund liabilities, net	$127,670	$121,246

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$50	$50	$-	$-	$-
Universal life	2,560	2,568	2,729	-	-	-
Universal life with secondary guarantees	486	430	1,154	-	-	-
Indexed universal life with secondary guarantees	408	327	438	-	-	-
Other permanent cash value life insurance	-	1,838	2,305	-	-	-
Variable life	3,125	3,166	3,295	35,196	35,192	35,277
Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	127	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	18	-	-	-
Disability - disabled lives	-	-	60	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277
Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-
Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: Reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life Insurance, net	$9,971	$10,241
Accidental death benefits, net	1	1
Disability - active lives, net	18	17
Disability - disabled lives, net	54	53
Miscellaneous reserves, net	27	27
Subtotal	$10,071	$10,339
Separate accounts annual statement:
Life insurance[1]	$35,585	$29,909
Subtotal	$35,585	$29,909
Total life insurance actuarial reserves, net	$45,656	$40,248
[1]	Life insurance account value, cash value and reserve include separate accounts with guarantees of $308 million and $302 million for universal life as of December 31, 2024 and 2023, respectively.

The total direct premium written by managing general agents and third-party administrators was $528 million, $451 million and $415 million as of December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$70,404	$-	$67,634	$-
Group annuities	16,203	-	15,453	-
Life insurance	35,783	-	30,082	-
Pension risk transfer group annuities	482	-	101	-
Total	$122,872	$-	$113,270	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,207	$9,707
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$118,868	$120,605
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$118,868	$121,391
By withdrawal characteristics: With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	118,785	118,785
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$118,792	$120,837
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$118,868	$121,391
1

The total reserves balance does not equal the liabilities related to separate accounts of $122.9 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics: With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$9,707	$6,268	$7,757
Transfers from separate accounts	(12,859)	(9,446)	(8,860)
Net transfers from separate accounts	$(3,152)	$(3,178)	$(1,103)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(431)	(889)	(606)
Fees not included in general account transfers	57	41	47
Other miscellaneous adjustments not included in the general account balance	57	284	27
Net transfers as reported in the statutory statements of operations	$(3,469)	$(3,742)	$(1,635)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$65	$-	$1	$64
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,878	50	257	8,671
Total bonds	$45,798	$273	$3,150	$42,921
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,061	$273	$3,150	$43,184

December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751
1

Excludes affiliated common stocks with a carrying value of $3.7 billion and 3.4 billion as of December 31, 2024 and 2023, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,460	$1,454
Due after one year through five years	11,078	10,795
Due after five years through ten years	10,554	9,999
Due after ten years	13,828	12,002
Total bonds excluding loan-backed and structured securities	$36,920	$34,250
Loan-backed and structured securities	8,878	8,671
Total bonds	$45,798	$42,921

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$53	$1	$1	$-	$54	$1
States, territories and possessions	280	10	326	60	606	70
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,376	2,649
Loan-backed and structured securities	358	2	2,177	258	2,535	260
Total bonds	$6,347	$195	$22,498	$3,124	$28,845	$3,319
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,350	$195	$22,499	$3,124	$28,849	$3,319

December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related allowance for credit losses as of the dates indicated:

	December 31,
(in millions)	2024	2023
Total amortized cost	$9,619	$9,146
Less: Allowance for credit losses	-	2
Mortgage loans, net of allowance[1,2]	$9,619	$9,144

1	For the years ended December 31, 2024, 2023 and 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

1	Excludes $416 million and $171 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 22% and 23%, respectively, in a geographic region in the U.S., no more than 44% in a property type and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 were 12.0% and 5.1%, respectively, and for those originated or acquired during 2023 were 9.2% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89% and 78%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $1.1 billion and $922 million as of December 31, 2024 and 2023, respectively. The Company held $247 million and $359 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets were $247 million and $359 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $252 million and $366 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $834 million and $584 million of non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$2,151	$1,917	$1,511
Mortgage loans	413	357	334
Other invested assets	740	868	196
Policy loans	46	43	42
Derivative instruments[1]	39	24	19
Other	83	62	44
Gross investment income	$3,472	$3,271	$2,146
Investment expenses	(143)	(135)	(127)
Net investment income	$3,329	$3,136	$2,019

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $699 million and $965 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$55	$31	$31
Gross losses on sales	(102)	(68)	(149)
Net realized capital losses on sales	$(47)	$(37)	$(118)
Net realized derivative (losses) gains	(445)	(378)	284
Other-than-temporary impairments	(36)	(21)	(26)
Total net realized capital (losses) gains	$(528)	$(436)	$140
Tax expense (benefit) on net (losses) gains	1	(4)	3
Net realized capital (losses) gains, net of tax	$(529)	$(432)	$137
Less: Net realized capital losses transferred to the IMR	(53)	(30)	(103)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(476)	$(402)	$240

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.3 billion and $1.0 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $267 million and $99 million of commitments to purchase private placement bonds, respectively. There were $434 million and $490 million of outstanding commitments to fund mortgage loans as of December 31, 2024 and 2023, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-
Total derivatives¹	$6,879	$188	$192	$(11)	$1

December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $717 million and $253 million of cash collateral and held $125 million and $49 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $20 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $229 million and $256 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2024	2023	2022	2024	2023	2022
Cross currency swaps	$1	$-	$1	$78	$(43)	$103
Futures	(446)	(378)	283	131	(173)	124
Total return swaps	-	-	-	16	-	-
Total	$(445)	$(378)	$284	$225	$(216)	$227

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,173	1,558	35	7,927	121,693
Assets at fair value	$112,212	$1,799	$45	$7,927	$121,983
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$7	$51	$58
Net gains (losses):
In surplus	(1)	5	4
Purchases	4	-	4
Sales	-	(21)	(21)
Balance as of December 31, 2024	$10	$35	$45

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets:
Bonds	$64	$36,103	$6,743	$42,910	$45,787
Mortgage loans, net of allowance	-	-	8,446	8,446	9,619
Policy loans	-	-	1,038	1,038	1,038
Derivative assets	-	172	4	176	178
Cash, cash equivalents and short-term investments	(66)	1,753	-	1,687	1,687
Securities lending collateral assets	247	-	-	247	247
Separate account assets	37	749	352	1,138	1,179
Total assets	$282	$38,777	$16,583	$55,642	$59,735
Liabilities:
Investment contracts	$-	$-	$3,306	$3,306	$3,605
Derivative liabilities	-	11	-	11	6
Total liabilities	$-	$11	$3,306	$3,317	$3,611
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$950	$4	$954
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$954	$974	$(20)
Total deferred tax liabilities	(125)	(120)	(5)
Net deferred tax assets	$829	$854	$(25)
Less: Tax effect of unrealized gains and losses			(53)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $1.8 billion and $1.6 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.8 billion and $10.5 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,108% and 1,062% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2024 and 2023.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$244	$231	$13
Investments	114	110	4
Deferred acquisition costs	350	297	53
Tax credit carry-forward	180	259	(79)
Other	62	56	6
Subtotal	$950	$953	$(3)
Nonadmitted	(169)	(222)	53
Admitted ordinary deferred tax assets	$781	$731	$50
Capital:
Investments	4	21	(17)
Subtotal	$4	$21	$(17)
Admitted capital deferred tax assets	$4	$21	$(17)
Admitted deferred tax assets	$785	$752	$33
Deferred tax liabilities
Ordinary:
Investments	$(70)	$(68)	$(2)
Future policy benefits and claims	(15)	(22)	7
Other	(18)	(15)	(3)
Subtotal	$(103)	$(105)	$2
Capital:
Investments	(22)	(15)	(7)
Subtotal	$(22)	$(15)	$(7)
Deferred tax liabilities	$(125)	$(120)	$(5)
Net deferred tax assets	$660	$632	$28

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in millions)	2024	2023	2022
Current income tax expense	$68	$104	$103
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(132)	(28)
Total income tax expense (benefit) reported	$40	$(28)	$75
Income before income and capital gains taxes	$1,219	$1,053	$1,077
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$256	$221	$226
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(172)	(211)	(80)
Tax credits	(44)	(45)	(58)
Other	-	7	(13)
Total income tax expense (benefit) reported	$40	$(28)	$75

The Company incurred $1 million in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$22	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043
Business credits	$23	2024	2044

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2024 and 2023.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2024 and 2023.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2024 and 2023.

The amount of interest paid on short-term debt was immaterial in 2024, 2023 and 2022.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $160 million and $144 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.6 billion and $3.3 billion as of December 31, 2024 and 2023, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $3.6 billion and $3.3 billion for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion

(2.5% of total admitted assets) as of December 31, 2024 and carrying value of $5.3 billion (3.0% of total admitted assets) and fair value of $4.6 billion (2.6% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024, and a carrying value of $5.3 billion and fair value of $4.6 billion for the year ended December 31, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-
December 31, 2023 12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2024, 2023 and 2022 included premiums of $643 million, $635 million and $637 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $23 million, $73 million, and $75 million respectively, net investment earnings on funds withheld assets of $43 million, $55 million and $52 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion and $1.3 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.1 billion and $1.2 billion, respectively, and mortgage loans that had a carrying value of $70 million and $73 million, respectively. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $46 million and $91 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $116 million and $377 million as of December 31, 2024 and 2023, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $354 million, $307 million and $287 million for the years ended December 31, 2024, 2023 and 2022, respectively, while benefits, claims and expenses ceded were $341 million, $301 million and $267 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of 2024 and 2023, respectively, and amounts payable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums assumed under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $252 million and $278 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $41 million and $19 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $56 million and $133 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $276 million, $245 million, and $285 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and

$3.4 billion as of December 31, 2024 and 2023, respectively. Total revenues from these contracts were $117 million, $125 million and $127 million for the years ended December 31, 2024, 2023 and 2022, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $76 million, $84 million and $87 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2024, 2023 and 2022 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $65.4 billion and $63.9 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company $246 million, $234 million and $242 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $1.3 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $938 million and $1.0 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2024, 2023 and 2022 were $53 million, $63 million and $112 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2024 and 2023, the Company had $286 million and $304 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2024 and 2023, the Company received capital contributions of $100 million and $135 million, respectively, from NFS. During 2025, the Company received an additional capital contribution of $25 million from NFS as of the subsequent event date.

During 2024, the Company paid capital contributions to NLAIC of $400 million. During 2023, there were no capital contributions paid to NLAIC by the Company. During 2025, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2024 and 2023, or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. During 2024 and 2023 Eagle declared distributions to the Company based on their earned surplus position. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company and NWSBL have entered into a $850 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $850 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding borrowing of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $363 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $706 million. During 2025, additional draws increased the outstanding balance to $731 million when, on February 27, 2025, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $746 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $771 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $325 million and $251 million as of December 31, 2024 and 2023, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2024 and 2023.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024, was $12.5 billion and statutory net income for 2024 was $1.2 billion. As of January 1, 2025, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$65	$64	$65
	U.S. government and agencies	76	76	76
	Obligations of states and political subdivisions	3,423	3,091	3,423
	Foreign governments	519	474	519
	Public utilities	5,008	4,584	4,972
	All other corporate, mortgage-backed and asset-backed securities	36,880	34,632	36,743
	Total fixed maturity securities	$45,971	$42,921	$45,798
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	26	39	39
	Industrial, miscellaneous and all other	183	182	182
	Nonredeemable preferred stocks	38	42	42
	Total equity securities[1]	$247	$263	$263
	Mortgage loans	9,619		9,619
	Cash, cash equivalents and short-term investments	1,687		1,687
	Policy loans	1,039		1,038
	Other long-term investments[2]	2,821		2,821
	Total invested assets	$61,384		$61,226

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.7 billion are excluded.
2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $396 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III  Supplementary Insurance Information

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2024
Annuities		$18,942			$8,677
Retirement Solutions		18,911			3,498
Life Insurance		5,532			411
Corporate Solutions and Other		8,408			3,816
Total		$51,793			$16,402
2023
Annuities		$15,213			$7,368
Retirement Solutions		20,351			4,150
Life Insurance		5,428			412
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Annuities		$10,635			$5,758
Retirement Solutions		21,824			5,097
Life Insurance		5,353			415
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2024
Annuities	$882	$15,954		$184
Retirement Solutions	788	5,398		244
Life Insurance	285	866		105
Corporate Solutions and Other	1,374	1,430		204
Total	$3,329	$23,648		$737
2023
Annuities	$613	$13,619		$158
Retirement Solutions	835	5,610		214
Life Insurance	276	757		101
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Annuities	$346	$10,871		$136
Retirement Solutions	860	6,178		120
Life Insurance	261	730		105
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2024, 2023 and 2022 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2024
Life insurance in force	$153,575	$(24,712)	$557	$129,420
Premiums:
Life Insurance	$3,977	$(140)	$11	$3,848
Accident and health insurance	531	(540)	9	-
Total	$4,508	$(680)	$20	$3,848

2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2024
Valuation allowances - mortgage loans	$2	$-	$(2)	$-

2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38
1	Amounts generally represent recoveries, payoffs and sales.
2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.